     As filed with the Securities and Exchange Commission on April 25, 1997


                                                       Registration No. 33-53344

                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C.

                                    Form N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.                     (   )


                        Post-Effective Amendment No.  6                   ( X )


                                      and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                 Amendment No. 7                          ( X )


                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                           (Exact Name of Registrant)

                           NEW YORK LIFE INSURANCE AND
                               ANNUITY CORPORATION
                               (Name of Depositor)

                   51 Madison Avenue, New York, New York 10010
               (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (212) 576-7000

                              Linda M. Reimer, Esq.
                 New York Life Insurance and Annuity Corporation
                                51 Madison Avenue
                            New York, New York 10010
                     (Name and Address of Agent for Service)

                                    Copy to:

Michael Berenson, Esq.                                Michael J. McLaughlin, Esq.
Jorden Burt Berenson & Johnson, LLP                   Senior Vice President
1025 Thomas Jefferson St., N.W.                       and General Counsel
Suite 400 East                                        New York Life Insurance Company
Washington, D.C.  20007                               51 Madison Avenue
                                                      New York, New York  10010

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box)

    immediately upon filing pursuant to paragraph (b) of Rule 485.
---

    on May 1, 1997 pursuant to paragraph (b) of Rule 485.
---

    60 days after filing pursuant to paragraph (a)(1) of Rule 485.
---
    on ___________ pursuant to paragraph (a)(1) of Rule 485.
---
    75 days after filing pursuant to paragraph (a)(2) of Rule 485.
---
    on ___________ pursuant to paragraph (a)(2) of Rule 485.
---
      Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite amount of the securities being offered pursuant to this Registration Statement. On February 25, 1997, Registrant filed its Form 24F-2 for Registrant's most recent fiscal year.

                              CROSS REFERENCE SHEET


                      INFORMATION REQUIRED IN A PROSPECTUS


Item of Form N-4                                Prospectus Caption
----------------                                ------------------

 1.   Cover Page                                Cover Page

 2.   Definitions                               Definitions

 3.   Synopsis                                  Fee Table

 4.   Condensed Financial Information           Condensed Financial Information

 5.   General Description of Registrant,        New York Life Insurance and Annuity
      Depositor and Portfolio Companies         Corporation; The Portfolios; The Separate
                                                Accounts; Voting Rights

 6.   Deductions and Expenses                   Charges and Deductions; Fee Table;
                                                Federal Tax Matters; Distributor of the Policies

 7.   General Description of Variable           The Policies; Distributions Under the Policy;
      Annuity Contracts                         Voting Rights; Charges and Deductions; The
                                                Fixed Account

 8.   Annuity Period                            Income Payments

 9.   Death Benefit                             Distributions Under the Policy

10.   Purchases and Contract Value              Policy Application and Premium Payments;
                                                Accumulation Period

11.   Redemptions                               Surrenders and Withdrawals; Income Payments;
                                                Cancellations

12.   Taxes                                     Federal Tax Matters

13.   Legal Proceedings                         Statement of Additional Information - Legal
                                                Proceedings

14.   Table of Contents of the Statement of     Table of Contents for the Statement of
      Additional Information                    Additional Information

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION


                                                Statement of Additional
Item of Form N-4                                  Information Caption
----------------                                -----------------------

15.   Cover Page                                Cover Page

16.   Table of Contents                         Table of Contents

17.   General Information & History             Not Applicable

18.   Services                                  Safekeeping of Separate Account Assets

19.   Purchase of Securities Being Offered      Distributor of the Policies

20.   Underwriters                              Distributor of the Policies

21.   Calculation of Performance Data           Investment Performance Calculations

22.   Annuity Payments                          Valuation of Accumulation Units

23.   Financial Statements                      Financial Statements

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II
                          PROSPECTUS DATED MAY 1, 1997
                                    FOR THE
                            NYLIAC VARIABLE ANNUITY
       FLEXIBLE PREMIUM MULTI-FUNDED VARIABLE RETIREMENT ANNUITY POLICIES
                                   OFFERED BY
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                            (A DELAWARE CORPORATION)
                  51 MADISON AVENUE, NEW YORK, NEW YORK 10010


     This Prospectus describes individual flexible premium multi-funded variable retirement annuity policies offered by New York Life Insurance and Annuity Corporation ("NYLIAC"). The policies are primarily designed to assist individuals in their retirement planning, and can be used in connection both with plans that do and plans that do not qualify for special federal income tax treatment. Premium payments accumulate on a tax-deferred basis and can be later distributed under a number of different methods. The policies offer flexible premium payments, access to cash value through partial withdrawals (although certain withdrawals may be subject to a surrender charge and/or tax penalty), a choice of when income payments will commence, and a guaranteed payment of premiums (or the policy's value, if greater) to the beneficiary if the owner or annuitant dies before income payments have commenced. The policies also offer a choice of premium allocation alternatives, including a guaranteed interest option and the eighteen separate account variable investment divisions listed below.


   --   MainStay VP Capital Appreciation
   --   MainStay VP Cash Management
   --   MainStay VP Convertible
   --   MainStay VP Government
   --   MainStay VP High Yield Corporate Bond
   --   MainStay VP International Equity
   --   MainStay VP Total Return
   --   MainStay VP Value
   --   MainStay VP Bond
   --   MainStay VP Growth Equity
   --   MainStay VP Indexed Equity
   --   Alger American Small Capitalization
   --   Calvert Socially Responsible
   --   Fidelity VIP II: Contrafund
   --   Fidelity VIP: Equity-Income
   --   Janus Aspen Balanced
   --   Janus Aspen Worldwide Growth
   --   Morgan Stanley Emerging Markets Equity


We do not guarantee the investment performance of these investment divisions, which involve varying degrees of risk.

     This Prospectus provides information that a prospective investor should know before investing. Please read it carefully and retain it for future reference. This Prospectus is not valid unless attached to current prospectuses for the MainStay VP Series Fund, Inc., The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund II, the Fidelity Variable Insurance Products Fund, the Janus Aspen Series and the Morgan Stanley Universal Funds, Inc.


     Registration statements relating to the policies and the separate accounts have been filed with the Securities and Exchange Commission. A Statement of Additional Information, dated May 1, 1997, is incorporated herein by reference. The Statement of Additional Information is available free by writing NYLIAC at the address above or by calling (800) 598-2019. The table of contents for the Statement of Additional Information is included at the end of this Prospectus.


     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

                                     PAGE
                                     ----
DEFINITIONS........................    4
FEE TABLE..........................    7
QUESTIONS AND ANSWERS ABOUT NYLIAC
  VARIABLE ANNUITY.................   11
FINANCIAL STATEMENTS...............   17
CONDENSED FINANCIAL INFORMATION....   18
NEW YORK LIFE INSURANCE AND ANNUITY
  CORPORATION AND THE SEPARATE
  ACCOUNTS.........................   20
  New York Life Insurance and
     Annuity Corporation...........   20
  The Separate Accounts............   20
  The Portfolios...................   20
  Additions, Deletions or
     Substitutions of
     Investments...................   22
  Reinvestment.....................   22
THE POLICIES.......................   22
  Purpose of Policies..............   22
  Types of Policies................   23
  Policy Application and Premium
     Payments......................   23
  Issue Ages.......................   24
  Transfers........................   24
  Procedures for Telephone
     Transfers.....................   25
  Dollar Cost Averaging............   25
  Automatic Asset Reallocation.....   26
  Interest Sweep...................   27
  Accumulation Period..............   27
     (a) Crediting of Premium
           Payments................   27
     (b) Valuation of Accumulation
           Units...................   28
  Owner Inquiries..................   28
CHARGES AND DEDUCTIONS.............   28
  Surrender Charges................   28
  Amount of Surrender Charge.......   28

                                     PAGE
                                     ----
  Exceptions to Surrender
     Charges.......................   29
  Other Charges....................   29
  Group and Sponsored
     Arrangements..................   30
  Taxes............................   31
DISTRIBUTIONS UNDER THE POLICY.....   31
  Surrenders and Withdrawals.......   31
     (a) Surrenders................   32
     (b) Partial Withdrawals.......   32
     (c) Periodic Partial
           Withdrawals.............   32
     (d) Hardship Withdrawals......   33
  Required Minimum Distribution
     Option........................   33
  Cancellations....................   33
  Annuity Commencement Date........   33
  Death Before Annuity
     Commencement..................   34
  Income Payments..................   35
     (a) Election of Income Payment
           Options.................   35
     (b) Other Methods of
           Payment.................   35
     (c) Proof of Survivorship.....   35
  Delay of Payments................   35
  Designation of Beneficiary.......   36
  Restrictions Under Internal
     Revenue Code Section
     403(b)(11)....................   36
  Loans............................   36
  Riders...........................   37
     (a) Living Needs Benefit
           Rider...................   37
     (b) Unemployment Benefit
           Rider...................   38
THE FIXED ACCOUNT..................   38
     (a) Interest Crediting........   38
     (b) Bail-Out..................   38
     (c) Transfers to Investment
           Divisions...............   39

                                     PAGE
                                     ----
FEDERAL TAX MATTERS................   39
  Introduction.....................   39
  Taxation of Annuities in
     General.......................   40
  Qualified Plans..................   41
     (a) Section 403(b) Plans......   41
     (b) Individual Retirement
           Annuities...............   42
     (c) Deferred Compensation
           Plans...................   42
                                     PAGE
                                     ----
DISTRIBUTOR OF THE POLICIES........   42
VOTING RIGHTS......................   42
TABLE OF CONTENTS FOR THE STATEMENT
  OF ADDITIONAL INFORMATION........   44


     THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NYLIAC DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS OR ANY ATTACHED SUPPLEMENT THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY NYLIAC.

                                  DEFINITIONS

ACCUMULATION PERIOD--The period before the Annuity Commencement Date and during the lifetime of the Annuitant.

ACCUMULATION UNIT--An accounting unit used to calculate the Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of each Separate Account has a distinct Accumulation Unit value.

ACCUMULATION VALUE--The Variable Accumulation Value, if any, plus the Fixed Accumulation Value, if any, of an account for any Valuation Period.

AGE--Age on the nearest birthday.

ALLOCATION ALTERNATIVES--The Investment Divisions of the applicable Separate Account and the Fixed Account constitute the Allocation Alternatives.

ANNUITANT--The person named in the application and whose life determines the annuity payments.

ANNUITY COMMENCEMENT DATE--The date on which the first annuity payment under the Policy is to be made.

BENEFICIARY--The person or entity having the right to receive the death benefit set forth in the Policy and who is the "designated beneficiary" for purposes of
Section 72(s) of the Internal Revenue Code in the event of the Annuitant's or the Owner's death.


BUSINESS DAY--Generally, any day on which NYLIAC is open and the New York Stock Exchange is open for trading. We are closed on national holidays, Martin Luther King, Jr. Day and the Friday after Thanksgiving. In addition, we may choose to close on the day immediately preceding or following a national holiday. Our Business Day ends at 4:00 p.m. Eastern Time or the closing of the New York Stock Exchange, if earlier.



CORPORATION ("NYLIAC," "WE," "US," "OUR")--New York Life Insurance and Annuity Corporation, which is a wholly-owned Delaware subsidiary of New York Life Insurance Company.



ELIGIBLE PORTFOLIOS ("PORTFOLIOS")--The available mutual fund Portfolios of the Funds. The MainStay VP Series Fund currently has eleven Portfolios available for investment by the Investment Divisions of the Separate Accounts: the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity and MainStay VP Indexed Equity Portfolios. The Alger American Fund has one Portfolio available to the Separate Accounts: the Alger American Small Capitalization Portfolio. The Acacia Fund has one Portfolio available to the Separate Accounts: the Calvert Responsibly Invested Balanced Portfolio ("Calvert Socially Responsible Portfolio"). The Fidelity Funds have two Portfolios available to the Separate Accounts: the Contrafund Portfolio of the Fidelity Variable Insurance Products Fund II ("Fidelity VIP II: Contrafund Portfolio") and the Equity-Income Portfolio of the Fidelity Variable Insurance Products Fund ("Fidelity VIP: Equity-Income Portfolio"). The Janus Aspen Series has two Portfolios available to the Separate Accounts: the Balanced Portfolio of the Janus Aspen Series ("Janus Aspen Balanced Portfolio") and Worldwide Growth Portfolio of the Janus Aspen Series ("Janus Aspen Worldwide Growth Portfolio"). The Morgan Stanley Fund has one Portfolio availa-ble to the Separate Accounts: the Emerging Markets Equity Portfolio of the Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Emerging Markets Equity Portfolio").

FIXED ACCOUNT--Assets in the Fixed Account are not part of the Separate Accounts of NYLIAC. The Accumulation Value of the Fixed Account is supported by assets in the General Account of the Corporation, which are subject to the claims of its general creditors.

FIXED ACCUMULATION VALUE--The sum of premiums and transfers allocated to the Fixed Account, plus interest credited, less amounts withdrawn.

FIXED INCOME PAYMENTS--Income Payments having a guaranteed amount.


FUNDS (EACH, INDIVIDUALLY, A "FUND")--The MainStay VP Series Fund, Inc. ("MainStay VP Series Fund" and, formerly, "New York Life MFA Series Fund, Inc."), The Alger American Fund ("The Alger American Fund"), the Acacia Capital Corporation ("Acacia Fund"), the Fidelity Variable Insurance Products Fund and the Fidelity Variable Insurance Products Fund II (collectively, the "Fidelity Variable Insurance Products Funds" or the "Fidelity Funds"), the Janus Aspen Series and the Morgan Stanley Universal Funds, Inc. ("Morgan Stanley Fund").


GUARANTEED INTEREST RATE--The rate of interest credited by the Corporation during any Guarantee Period. This rate is set quarterly.

INCOME PAYMENTS--Periodic payments made by NYLIAC to the Payee.

INVESTMENT DIVISION ("DIVISION")--A division of each of the Separate Accounts. Each Investment Division invests exclusively in shares of a specified Eligible Portfolio.

ISSUE DATE--The date the Policy is executed.

NON-QUALIFIED POLICIES--Policies that do not qualify for special federal income tax treatment.


OWNER ("YOU,""YOUR")--The person(s) or entity designated as the owner in the Policy (or surviving spouse of the Owner who is named as Beneficiary, and who becomes the new Owner), or as subsequently changed, and upon whose death prior to the Annuity Commencement Date benefits under the Policy may be paid. Generally, NYLIAC will not issue a Policy to joint owners, unless there is a spousal relationship. However, if NYLIAC makes an exception and issues a jointly owned Policy, ownership rights and privileges under the Policy must be exercised jointly.


PARTIAL WITHDRAWAL--Any part of the Accumulation Value paid to you, at your request, in accordance with the terms of the Policy.

PAYEE--A recipient of payments under the Policy.

POLICY--The flexible premium multi-funded variable retirement annuity policy offered by NYLIAC that is described in this Prospectus.

POLICY ANNIVERSARY--An anniversary of the Policy Date displayed on the Policy Data Page.

POLICY DATA PAGE--Page 2 of the Policy, containing the Policy specifications.

POLICY DATE--Is shown on the Policy Data Page. Policy Years and Anniversaries are measured from this date.

POLICY YEAR--A year commencing on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.

PREMIUM PAYMENT--An amount paid to the Corporation as consideration for the benefits provided by the Policy.

PURCHASE DATE--The Business Day on which a Premium Payment is received by us and credited under the Policy.

QUALIFIED POLICIES--Policies issued under plans that qualify for special federal income tax treatment.


REQUIRED MINIMUM DISTRIBUTION--An amount the Internal Revenue Service requires the Owners of certain Qualified Policies to withdraw each year generally commencing with the year the Owner reaches age 70 1/2. For IRA and TSA Owners, NYLIAC offers a Required Minimum Distribution Option. Under this Option, NYLIAC will calculate and process the annual Required Minimum Distribution for such Policies beginning at age 70 1/2.



SEPARATE ACCOUNT--Separate Account I or Separate Account II, collectively the Separate Accounts.


SEPARATE ACCOUNT I--NYLIAC Variable Annuity Separate Account-I, a segregated asset account established by NYLIAC to receive and invest Premium Payments paid under Non-Qualified Policies.

SEPARATE ACCOUNT II--NYLIAC Variable Annuity Separate Account-II, a segregated asset account established by NYLIAC to receive and invest Premium Payments paid under Qualified Policies.

SURRENDER CHARGE--An amount charged by the Corporation each time a Partial Withdrawal of the Accumulation Value is made, or when the Policy is surrendered for its Accumulation Value, during the first nine (9) years of the Policy.


VALUATION PERIOD--The period, consisting of one or more days, from one Valuation Time to the next succeeding Valuation Time.



VALUATION TIME--The time of the close of the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on any day on which the New York Stock Exchange is open.


VARIABLE ACCUMULATION VALUE--The sum of the products of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Divisions.

                                   FEE TABLE


                                                        MAINSTAY                                  MAINSTAY VP
                                       MAINSTAY VP         VP                        MAINSTAY     HIGH YIELD      MAINSTAY VP
                                         CAPITAL          CASH       MAINSTAY VP        VP         CORPORATE     INTERNATIONAL
                                       APPRECIATION    MANAGEMENT    CONVERTIBLE    GOVERNMENT       BOND           EQUITY
                                       ------------    ----------    -----------    ----------    -----------    -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales
    Load(a)
    (as a % of amount withdrawn)....          7%             7%            7%             7%            7%              7%
  Transfer Fee......................   NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee.................   Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than
                                       $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...       1.20%          1.20%         1.20%          1.20%         1.20%           1.20%
  Administration Fees...............       0.10%          0.10%         0.10%          0.10%         0.10%           0.10%
  Total Separate Account Annual
    Expenses........................       1.30%          1.30%         1.30%          1.30%         1.30%           1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees.....................       0.36%          0.25%         0.36%          0.30%         0.30%           0.60%
  Administration Fees...............       0.20%          0.20%         0.20%          0.20%         0.20%           0.20%
  Other Expenses....................       0.19%(b)       0.19%(b)      0.17%(c)       0.21%(b)      0.17%(c)        0.17%(c)
  Total Fund Annual Expenses........       0.75%(b)       0.64%(b)      0.73%(c)       0.71%(b)      0.67%(c)        0.97%(c)


                                      MAINSTAY VP
                                         TOTAL       MAINSTAY VP    MAINSTAY VP
                                        RETURN          VALUE          BOND
                                      -----------    -----------    -----------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred Sales
    Load(a)
    (as a % of amount withdrawn)....        7%             7%             7%
  Transfer Fee......................

  Annual Policy Fee.................

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees...     1.20%          1.20%          1.20%
  Administration Fees...............     0.10%          0.10%          0.10%
  Total Separate Account Annual
    Expenses........................     1.30%          1.30%          1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees.....................     0.32%          0.36%          0.25%
  Administration Fees...............     0.20%          0.20%          0.20%
  Other Expenses....................     0.19%(b)       0.17%(c)       0.13%(b)
  Total Fund Annual Expenses........     0.71%(b)       0.73%(c)       0.58%(b)


------------

(a) The contingent deferred sales load percentage declines from 7% in the first three policy years to 1% in the ninth policy year with no charge thereafter. See "Surrender Charges" on page 28.


(b) An expense reimbursement agreement which limited "Other Expenses" to 0.17% annually was in effect until December 31, 1996. "Other Expenses" and "Total Fund Annual Expenses" have been restated to reflect the absence of this limitation in 1996.


(c) These numbers reflect an expense reimbursement agreement effective through December 31, 1997 limiting "Other Expenses" to 0.17% annually. In the absence of the expense reimbursement arrangement, the "Total Fund Annual Expenses" for the year ended December 31, 1996 would have been 1.46%, 0.71%, 1.51% and 0.79% for the MainStay VP Convertible, MainStay VP High Yield Corporate Bond, MainStay VP International Equity and MainStay VP Value Portfolios, respectively. Numbers for the MainStay VP Convertible Portfolio have been annualized based on the period from October 1, 1996 (the date of inception) to December 31, 1996.

                                                                          ALGER
                                        MAINSTAY VP    MAINSTAY VP       AMERICAN         CALVERT       FIDELITY     FIDELITY VIP:
                                          GROWTH         INDEXED          SMALL          SOCIALLY       VIP II:         EQUITY-
                                          EQUITY         EQUITY       CAPITALIZATION    RESPONSIBLE    CONTRAFUND       INCOME
                                        -----------    -----------    --------------    -----------    ----------    -------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred
    Sales Load(a)
    (as a % of amount withdrawn).....         7%             7%               7%              7%             7%             7%
  Transfer Fee.......................   NYLIAC reserves the right to charge up to $30 for each transfer in excess of 12 transfers per Policy Year.
  Annual Policy Fee..................   Lesser of $30 per Policy or 2% of the Accumulation Value, for Policies with less than
                                        $10,000 of Accumulation Value.
SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees....      1.20%          1.20%            1.20%           1.20%          1.20%          1.20%
  Administration Fees................      0.10%          0.10%            0.10%           0.10%          0.10%          0.10%
  Total Separate Account Annual
    Expenses.........................      1.30%          1.30%            1.30%           1.30%          1.30%          1.30%

FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees......................      0.25%          0.10%            0.85%           0.71%(d)       0.61%          0.51%
  Administration Fees................      0.20%          0.20%               --              --             --             --
  Other Expenses.....................      0.13%(b)       0.20%(b)         0.03%           0.13%(d)       0.13%          0.07%
  Total Fund Annual Expenses.........      0.58%(b)       0.50%(b)         0.88%           0.84%(d)       0.74%(e)       0.58%(e)

                                                      JANUS
                                        JANUS         ASPEN       MORGAN STANLEY
                                        ASPEN       WORLDWIDE        EMERGING
                                       BALANCED      GROWTH       MARKETS EQUITY
                                       --------    -----------    --------------
OWNER TRANSACTION EXPENSES
  Maximum Contingent Deferred
    Sales Load(a)
    (as a % of amount withdrawn).....       7%           7%               7%
  Transfer Fee.......................

  Annual Policy Fee..................

SEPARATE ACCOUNT ANNUAL EXPENSES
  (as a % of average account value)
  Mortality and Expense Risk Fees....    1.20%        1.20%            1.20%
  Administration Fees................    0.10%        0.10%            0.10%
  Total Separate Account Annual
    Expenses.........................    1.30%        1.30%            1.30%
FUND ANNUAL EXPENSES AFTER
  REIMBURSEMENT
  (as a % of average account value)
  Advisory Fees......................    0.79%        0.66%            0.85%
  Administration Fees................       --           --            0.25%
  Other Expenses.....................    0.15%        0.14%            0.65%
  Total Fund Annual Expenses.........    0.94%(f)     0.80%(f)         1.75%(g)


------------

(d) "Other Expenses" are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% expected to be incurred in 1997. The "Advisory Fee" includes a performance adjustment which could cause the fee to be as high as 0.85% or as low as 0.55%, depending on performance. "Other Expenses" reflect an indirect fee of 0.03%. "Total Fund Annual Expenses" after reductions for fees paid indirectly would have been 0.81%.


(e) A portion of the brokerage commissions that these Portfolios pay was used to reduce the Portfolios' annual expenses. In addition, these Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Including these reductions, the "Total Fund Annual Expenses" would have been 0.71% for the Fidelity VIP II:
     Contrafund Portfolio and 0.56% for the Fidelity VIP: Equity-Income
     Portfolio.


(f) Janus Capital Corporation ("JCC") has agreed to reduce the advisory fee for each Portfolio to the extent that such fee exceeds the effective rate of the Janus retail fund corresponding to such Portfolio. JCC may terminate this fee reduction at any time upon 90 days' notice to the Board of Trustees of the Janus Aspen Series. Absent such reductions, "Advisory Fees" and "Total Fund Annual Expenses" for the fiscal year ended December 31, 1996 would have been: 0.92% and 1.07%, respectively, for the Janus Aspen Balanced Portfolio and 0.77% and 0.91%, respectively, for the Janus Aspen Worldwide Growth Portfolio.


(g) "Other Expenses" for the Morgan Stanley Emerging Markets Equity Portfolio are estimated for the current fiscal year. Morgan Stanley Asset Management Inc. has agreed to a reduction in its management fees and to reimburse the Portfolio if such fees would cause the "Total Fund Annual Expenses" to exceed 1.75% of average daily net assets. Absent such reductions, it is estimated that "Advisory Fees" and "Total Fund Annual Expenses" would be 1.25% and 6.17%, respectively.

     The purpose of this Table is to assist the Owner in understanding the various costs and expenses that an Owner will bear directly and indirectly. The Table reflects charges and expenses of the Separate Accounts as well as the Funds; charges and expenses may be higher or lower in future years. For more information on the charges described in this Table see Charges and Deductions at page 28 and the Fund Prospectuses which accompany this Prospectus. NYLIAC may, where premium taxes are imposed by state law, deduct premium taxes on surrender of the Policy or on the Annuity Commencement Date.


EXAMPLES(1)

     An Owner would pay the following expense on a $1,000 investment in one of the Investment Divisions listed, assuming a 5% annual return on assets:

        1. If you surrender your Policy at the end of the applicable time period:


                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                  -------    --------    --------    --------
           MainStay VP Capital Appreciation....   $ 89.69    $ 145.10    $ 182.93    $ 281.37
           MainStay VP Cash Management.........   $ 88.65    $ 141.95    $ 177.59    $ 270.18
           MainStay VP Convertible.............   $ 89.51    $ 144.52    $ 181.95    $ 279.33
           MainStay VP Government..............   $ 89.31    $ 143.95    $ 180.99    $ 277.30
           MainStay VP High Yield Corporate
             Bond..............................   $ 88.93    $ 142.80    $ 179.05    $ 273.24
           MainStay VP International Equity....   $ 91.80    $ 151.37    $ 193.53    $ 303.36
           MainStay VP Total Return............   $ 89.31    $ 143.95    $ 180.99    $ 270.30
           MainStay VP Value...................   $ 89.51    $ 144.52    $ 181.95    $ 279.33
           MainStay VP Bond....................   $ 88.07    $ 140.22    $ 174.67    $ 264.01
           MainStay VP Growth Equity...........   $ 88.07    $ 140.22    $ 174.67    $ 264.01
           MainStay VP Indexed Equity..........   $ 87.30    $ 137.94    $ 170.77    $ 255.77
           Alger American Small
             Capitalization....................   $ 90.94    $ 148.81    $ 189.21    $ 294.42
           Calvert Socially Responsible........   $ 90.56    $ 147.67    $ 187.28    $ 290.42
           Fidelity VIP II: Contrafund.........   $ 89.60    $ 144.81    $ 182.45    $ 280.35
           Fidelity VIP: Equity-Income.........   $ 88.07    $ 140.22    $ 174.67    $ 264.01
           Janus Aspen Balanced................   $ 91.51    $ 150.52    $ 192.11    $ 300.42
           Janus Aspen Worldwide Growth........   $ 90.18    $ 146.53    $ 185.36    $ 286.41
           Morgan Stanley Emerging Markets
             Equity............................   $ 99.26    $ 173.39    $ 230.35    $ 377.64


        2. If you annuitize your Policy at the end of the applicable time period:


           MainStay VP Capital Appreciation....   $ 89.69    $  77.28    $ 132.05    $ 281.37
           MainStay VP Cash Management.........   $ 88.65    $  73.91    $ 126.43    $ 270.18
           MainStay VP Convertible.............   $ 89.51    $  76.66    $ 131.02    $ 279.33
           MainStay VP Government..............   $ 89.31    $  76.05    $ 130.01    $ 277.30
           MainStay VP High Yield Corporate
             Bond..............................   $ 88.93    $  74.82    $ 127.96    $ 273.24
           MainStay VP International Equity....   $ 91.80    $  83.99    $ 143.21    $ 303.36


------------

(1) For purposes of calculating these Examples, the annual policy fee has been expressed as an annual percentage of assets based on the average size of Policies having an Accumulation Value of less than $10,000 on December 31, 1996. This calculation method reasonably reflects annual policy fees applicable to Policies having an Accumulation Value of less than $10,000, but does not reflect that no annual policy fees are applicable to Policies having an Accumulation Value of $10,000 or greater. This means that the fees would be slightly less if your Policy has an Accumulation Value of $10,000 or greater on the Policy Anniversary or date of surrender.



                                                  1 YEAR     3 YEARS     5 YEARS     10 YEARS
                                                  -------    --------    --------    --------
           MainStay VP Total Return............   $ 89.31    $  76.05    $ 130.01    $ 277.30
           MainStay VP Value...................   $ 89.51    $  76.66    $ 131.02    $ 279.33
           MainStay VP Bond....................   $ 88.07    $  72.06    $ 123.35    $ 264.01
           MainStay VP Growth Equity...........   $ 88.07    $  72.06    $ 123.35    $ 264.01
           MainStay VP Indexed Equity..........   $ 87.30    $  69.61    $ 119.25    $ 255.77
           Alger American Small
             Capitalization....................   $ 90.94    $  81.25    $ 138.65    $ 294.42
           Calvert Socially Responsible........   $ 90.56    $  80.03    $ 136.63    $ 290.42
           Fidelity VIP II: Contrafund.........   $ 89.60    $  76.97    $ 131.55    $ 280.35
           Fidelity VIP: Equity-Income.........   $ 88.07    $  72.06    $ 123.35    $ 264.01
           Janus Aspen Balanced................   $ 91.51    $  83.09    $ 141.70    $ 300.42
           Janus Aspen Worldwide Growth........   $ 90.18    $  78.81    $ 134.61    $ 286.41
           Morgan Stanley Emerging Markets
             Equity............................   $ 99.26    $ 107.57    $ 181.95    $ 377.64


        3. If you do not surrender your Policy:


           MainStay VP Capital Appreciation....   $ 25.13    $  77.28    $ 132.05    $ 281.37
           MainStay VP Cash Management.........   $ 24.01    $  73.91    $ 126.43    $ 270.18
           MainStay VP Convertible.............   $ 24.93    $  76.66    $ 131.02    $ 279.33
           MainStay VP Government..............   $ 24.72    $  76.05    $ 130.01    $ 277.30
           MainStay VP High Yield Corporate
             Bond..............................   $ 24.31    $  74.82    $ 127.96    $ 273.24
           MainStay VP International Equity....   $ 27.38    $  83.99    $ 143.21    $ 303.36
           MainStay VP Total Return............   $ 24.72    $  76.05    $ 130.01    $ 277.30
           MainStay VP Value...................   $ 24.93    $  76.66    $ 131.02    $ 279.33
           MainStay VP Bond....................   $ 23.39    $  72.06    $ 123.35    $ 264.01
           MainStay VP Growth Equity...........   $ 23.39    $  72.06    $ 123.35    $ 264.01
           MainStay VP Indexed Equity..........   $ 22.58    $  69.61    $ 119.25    $ 255.77
           Alger American Small
             Capitalization....................   $ 26.46    $  81.25    $ 138.65    $ 294.42
           Calvert Socially Responsible........   $ 26.05    $  80.03    $ 136.63    $ 290.42
           Fidelity VIP II: Contrafund.........   $ 25.03    $  76.97    $ 131.55    $ 280.35
           Fidelity VIP: Equity-Income.........   $ 23.39    $  72.06    $ 123.35    $ 264.01
           Janus Aspen Balanced................   $ 27.07    $  83.09    $ 141.70    $ 300.42
           Janus Aspen Worldwide Growth........   $ 25.64    $  78.81    $ 134.61    $ 286.41
           Morgan Stanley Emerging Markets
             Equity............................   $ 35.33    $ 107.57    $ 181.95    $ 377.64


THESE EXAMPLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE PERFORMANCE OR EXPENSES AND THE ACTUAL EXPENSES PAID OR PERFORMANCE ACHIEVED MAY BE GREATER OR LESS THAN THOSE SHOWN.

              QUESTIONS AND ANSWERS ABOUT NYLIAC VARIABLE ANNUITY

     NOTE: THE FOLLOWING SECTION CONTAINS BRIEF QUESTIONS AND ANSWERS ABOUT NYLIAC VARIABLE ANNUITY. REFERENCE SHOULD BE MADE TO THE BODY OF THIS PROSPECTUS FOR MORE DETAILED INFORMATION. ALSO, "YOU" OR "YOUR" REFERS TO THE OWNER; "NYLIAC," "WE," "US" OR "OUR" REFERS TO NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION.

     1. WHAT IS NYLIAC VARIABLE ANNUITY?

     NYLIAC Variable Annuity is the name of the Flexible Premium Multi-Funded Variable Retirement Annuity Policies offered by NYLIAC. Premium Payments may be allocated to one or more of the Investment Divisions of each of the Separate Accounts or to the Fixed Account. The Separate Accounts in turn invest in shares of the Eligible Portfolios of the Funds. The Accumulation Value will vary in amount according to the investment results of the Investment Divisions selected and the interest credited on the Fixed Accumulation Value.

     2. WHAT ARE THE AVAILABLE ALLOCATION ALTERNATIVES?

     As selected by the Owner, Premium Payments are allocated to one or more of the following Allocation Alternatives:

        (a) SEPARATE ACCOUNTS

             Separate Account I is used for Non-Qualified Policies, and Separate Account II is used for Qualified Policies. Each of the Separate Accounts consists of eighteen Investment Divisions.


             The Investment Divisions of the Separate Accounts invest exclusively in shares of the Funds, each an open-end management investment company. The MainStay VP Series Fund has eleven Eligible Portfolios available for investment through the Investment Divisions of the Separate Accounts: the MainStay VP Capital Appreciation Portfolio, the MainStay VP Cash Management Portfolio, the MainStay VP Convertible Portfolio, the MainStay VP Government Portfolio, the MainStay VP High Yield Corporate Bond Portfolio, the MainStay VP International Equity Portfolio, the MainStay VP Total Return Portfolio, the MainStay VP Value Portfolio, the MainStay VP Bond Portfolio, the MainStay VP Growth Equity Portfolio, and the MainStay VP Indexed Equity Portfolio. The Alger American Fund has one Eligible Portfolio available through the Investment Divisions of the Separate Accounts: the Alger American Small Capitalization Portfolio. The Acacia Fund has one Eligible Portfolio available through the Investment Divisions of the Separate Accounts: the Calvert Socially Responsible Portfolio. The Fidelity Funds have two Eligible Portfolios available to the Separate Accounts: the Fidelity VIP
        II: Contrafund and Fidelity VIP: Equity-Income Portfolios. The Janus Aspen Series has two Eligible Portfolios available to the Separate
        Accounts: the Janus Aspen Balanced and Janus Aspen Worldwide Growth Portfolios. The Morgan Stanley Fund has one Eligible Portfolio available to the Separate Accounts: the Morgan Stanley Emerging Markets Equity Portfolio. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding Eligible Portfolio.


        (b) FIXED ACCOUNT


             Premium Payments or portions of Premium Payments allocated to the Fixed Account will reflect a fixed interest rate. (See "The Fixed Account" at page 38.)

     3. CAN AMOUNTS BE TRANSFERRED AMONG THE ALLOCATION ALTERNATIVES?

     Prior to 30 days before the Annuity Commencement Date, transfers of the value of Accumulation Units in one Investment Division to another Investment Division within the applicable Separate Account, or to the Fixed Account, are permitted.


     The minimum amount which may be transferred generally is $500, unless we agree otherwise. Unlimited transfers are permitted each Policy Year, although NYLIAC reserves the right to charge up to $30 per transfer for each transfer after the first twelve in a given Policy Year. (See "Transfers" at page 24.)



     For transfers made from the Fixed Account to the Investment Divisions, see "The Fixed Account" at page 38. In addition, Owners can request transfers through the Automatic Asset Reallocation, Dollar Cost Averaging or Interest Sweep options described at pages 25, 26 and 27 of this Prospectus.


     4. WHAT ARE THE CHARGES OR DEDUCTIONS?


     During the Accumulation Period for the Policies, a charge for Policy administration expenses will be made once each year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $10,000. This charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender. All Policies are subject to a daily charge for policy administration expenses equal, on an annual basis, to .10% of the daily net asset value of the applicable Separate Account. (See "Other Charges" at page 29.)



     All Policies are subject to a daily charge for certain mortality and expense risks assumed by NYLIAC. This charge is equal, on an annual basis, to 1.20% of the daily net asset value of the applicable Separate Account. (See "Other Charges" at page 29.)



     Although there is no deduction from Premium Payments for sales charges, a Surrender Charge (sometimes referred to as a contingent deferred sales charge) may be imposed on certain Partial Withdrawals or surrenders of the Policies. This charge is imposed, as a percentage of the amount withdrawn, during the first nine years after the Policy is issued; the applicable percentage declines from 7% in the first three Policy Years to 1% in the ninth Policy Year, with no charge thereafter. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of surrender. For Policies with accumulated Premium Payments of $100,000 or more, the greater of 10% of the Policy's Accumulation Value or the Accumulation Value of the Policy less the accumulated Premium Payments can be withdrawn in any Policy Year without charge. (See "Surrender Charges" at page 28 and "Exceptions to Surrender Charges" at page 29.)


     Finally, the value of the shares of each Fund reflects advisory fees and other expenses deducted from the assets of each Fund. (See the Fund prospectuses which are attached to this Prospectus.)

     5. WHAT ARE THE MINIMUM INITIAL AND MAXIMUM ADDITIONAL PREMIUM PAYMENTS?

     Unless we permit otherwise, the minimum initial Premium Payment for Qualified Policies is as follows: (a) $50 per month or a $2,000 single premium for tax-sheltered annuities; (b) $1,200 initial Premium Payment plus pre-authorized monthly deductions of

$65 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium for IRAs; (c) $50 per month for Deferred Compensation plans; and (d) $600 initial Premium Payment, or $50 per month if part of a pre-authorized billing arrangement, for Simplified Employee Pension plans. For Non-Qualified Policies, the minimum initial Premium Payment is a $5,000 single premium or a $2,500 deposit plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Premium Payments on any policy (of at least $50 each or such lower amount as we may permit) can be made at any interval or by any method we make available. The available methods of payment are direct payments to NYLIAC, and pre-authorized monthly deductions from bank, credit union or similar accounts and public or private employee payroll deductions. The maximum aggregate amount of Premium Payments is $1,000,000, without our prior approval.


     For Policies issued for delivery in New York, the following minimum initial and maximum additional Premium Payment requirements apply:

     For Non-Qualified Policies, the minimum single Premium Payment is $2,500 plus $50 per month as either a pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. The maximum total dollar amount of Premium Payments in any Policy Year may not exceed $4,999.99.

     For Tax-Sheltered Annuity (TSA) Policies, Section 457 Deferred Compensation Plan Policies, Simplified Employee Pension (SEP) Plan Policies and any other Qualified Policies, Premium Payments may only be made through a pre-authorized billing arrangement. The maximum dollar amount of scheduled Premium Payments may not exceed the applicable annual Plan Limit as specified in the Internal Revenue Code.

     For TSA Transfer Premium Payments made to an existing TSA Policy, the maximum dollar amount of Transfer Premium Payments in the first Policy Year may not exceed $1,999.99. For any additional TSA Transfer Premium Payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual Transfer Premium Payments may not exceed $4,999.99.


     For Individual Retirement Annuity (IRA) Policies, the minimum Premium Payment is $1,200 initial and $100 scheduled under a pre-authorized monthly deduction arrangement, or $165 scheduled under a pre-authorized monthly deduction arrangement, or $2,000 lump sum. For any additional Premium Payments made in the second or subsequent Policy Years, the maximum total dollar amount of annual Premium Payments may not exceed $4,999.99.


     Premium Payments under Qualified Policies may not be more than the amount permitted by law for the plan indicated in the application for the Policy. We reserve the right to limit the dollar amount of any Premium Payment.

     6. HOW ARE PREMIUM PAYMENTS ALLOCATED AMONG THE ALLOCATION ALTERNATIVES?


     Initial Premium Payments allocated to the Investment Divisions of the Separate Accounts and to the Fixed Account are held in the MainStay VP Cash Management Investment Division for 15 days after the Policy Issue Date. You may maintain Accumulation Value in any number of Allocation Alternatives. (See "Automatic Asset Reallocation" at page 26.) Moreover, you may raise or lower the percentages of the Premium Payment (which must be in whole number percentages) allocated to each Allocation Alternative at the time you make a Premium Payment. The minimum amount which may be allocated to any one Allocation Alternative is $25, or such lower amount as we may permit. We reserve the right to limit the amount of a Premium Payment that may be allocated to any one Allocation Alternative.

     7. WHAT HAPPENS IF PREMIUM PAYMENTS ARE NOT MADE?

     In the event that no Premium Payment is received for two or more years in a row and both (a) the total Premium Payments for the Policy, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000, we reserve the right, subject to any applicable state insurance law or regulation, to terminate the Policy by paying you the Accumulation Value in one sum. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment. Unless the Policy is terminated, it can be continued until the Annuity Commencement Date.

     8. CAN MONEY BE WITHDRAWN FROM THE POLICY PRIOR TO THE ANNUITY COMMENCEMENT DATE?


     Yes, withdrawals ($500 minimum, unless we agree otherwise or as part of a Periodic Partial Withdrawal or a Required Minimum Distribution) may be made. We will pay you all or part of the Accumulation Value when we receive your written request before the Annuity Commencement Date and while the Annuitant is living. However, a withdrawal or surrender may be subject to a Surrender Charge if the Policy is surrendered during the first nine years after it is issued, as explained under Question 4 at page 12, may be a taxable transaction, and may be subject to a 10% penalty tax if the Owner is under age 59 1/2. (See "Distributions Under the Policy" at page 31 and "Federal Tax Matters" at page 39.)


     9. HOW WILL INCOME PAYMENTS BE DETERMINED ON THE ANNUITY COMMENCEMENT DATE?


     Income Payments under Qualified and Non-Qualified Policies will be on a fixed basis. We do not currently offer a variable income payment option. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. (See "Income Payments" at page 35.)


     10. WHAT IS A LIFE INCOME PAYMENT OPTION?


     A retirement annuity provides periodic payments for the life of an Annuitant (or an Annuitant and another person, the "Joint Annuitant") with a guaranteed number of Income Payments or for an ascertainable sum. Income Payments which remain the same throughout the payment period are referred to in this Prospectus as "Fixed Income Payments". Fixed Income Payments will always be the same specified amount. (See "Income Payments" at page 35.)


     11. WHAT HAPPENS IF THE OWNER OR ANNUITANT DIES BEFORE THE ANNUITY COMMENCEMENT DATE?


     In the event the Owner or Annuitant dies before the Annuity Commencement Date, we will pay the Beneficiary named in the Policy an amount equal to the greater of (a) the Accumulation Value, less any outstanding loan balance under the Policy, or (b) the sum of all Premium Payments made less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges previously imposed. However, if the Beneficiary is the spouse of the Annuitant or Owner, see Question 12 at page 15. (Also see "Death Before Annuity Commencement" at page 34 and "Federal Tax Matters" at page 39.)

     12. WHAT HAPPENS IF YOUR SPOUSE IS THE BENEFICIARY?

     If your spouse is the Beneficiary and you die before the Annuity Commencement Date, the Policy may, if the Policy is a Non-Qualified Policy, an IRA, TSA or SEP, be continued with your spouse as the new Owner and, if you are also the Annuitant, your spouse will be the new Annuitant. If you are not the Annuitant and the Annuitant dies, you may continue the Policy with you as the new Annuitant if you are the Annuitant's spouse and the Beneficiary. If you or your spouse chooses to continue the Policy, no death benefit proceeds will be paid as a consequence of your death, or the Annuitant's death.

     13. CAN THE POLICY BE RETURNED AFTER IT IS DELIVERED?


     The Policy contains a provision which permits cancellation by returning it to us, or to the registered representative through whom it was purchased, within 10 days of delivery of the Policy or such longer period as required under state law. The Owner will then receive from us the greater of (i) the initial Premium Payment; or (ii) the Accumulation Value on the date the Policy is received by us, without any deduction for Premium Taxes or a Surrender Charge.


     14. WHAT ABOUT VOTING RIGHTS?


     You may instruct NYLIAC how to vote shares of the Funds held by your Separate Account. (See "Voting Rights" at page 42.)


     15. HOW WILL INVESTMENT PERFORMANCE OF THE SEPARATE ACCOUNTS BE CALCULATED?


     YIELDS. The yield of the MainStay VP Cash Management Investment Division refers to the annualized income generated by an investment in that Investment Division over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment in that Investment Division is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven-day period ending December 31, 1996, the MainStay VP Cash Management Investment Division's yields for Separate Account-I and Separate Account-II were both 4.16%, and the effective yields were both 4.24%.



     The yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Divisions refers to the annualized income generated by an investment in that Investment Division over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment. For the 30-day period ended December 31, 1996, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 5.83%, 6.70% and 4.75% for Separate Account-I, respectively, and 5.83%, 6.70% and 4.75% for Separate Account-II, respectively.


     The yield calculations do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that the Surrender Charge is applicable to a particular Policy, the yield of that Policy will be reduced. Past performance is no indication of future performance. For additional information regarding the yields described above, please refer to the Statement of Additional Information.


     TOTAL RETURN CALCULATIONS. The table below presents performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP II: Contrafund, Fidelity VIP: Equity-Income, Janus Aspen Balanced, and Janus Aspen Worldwide Growth Investment Divisions for various periods of time. The data reflect all Separate Account and Fund annual expenses shown in the Fee Table which appears on pages 7 and 8. The annual policy fee, which is charged to Policies with less than $10,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. All rates of return presented include the reinvestment of investment income, including interest and dividends.



     The Separate Accounts had no operations prior to January 29, 1993. For the period of the underlying MainStay VP and Calvert Socially Responsible Portfolios' inception dates to the dates those Portfolios were added to the Separate Accounts, performance assumes that the Policies were available, which they were not. For the period of the inception dates of the Alger American Small Capitalization, Fidelity VIP II: Contrafund, Fidelity VIP: Equity-Income, Janus Aspen Balanced and Janus Aspen Worldwide Growth Portfolios until these Portfolios were added to the Separate Accounts on October 1, 1996, performance assumes that the Policies were available and that these Portfolios were offered under the Policies, which they were not. There is no performance information for the MainStay VP Convertible and the Morgan Stanley Emerging Markets Equity Investment Divisions because they were first offered as of October 1, 1996. The results shown are not an estimate or guarantee of future investment performance.


     The average annual total return data in the following table are calculated by two methods. The first method is prescribed by the SEC for use when we advertise the performance of the Separate Account and assumes the surrender of the Policy at the end of each period shown. The second method assumes that the Policy is not surrendered and, therefore, does not reflect the deduction of any applicable surrender charges.


                                                                              MAINSTAY VP
                                   MAINSTAY VP    MAINSTAY VP                 HIGH YIELD    MAINSTAY VP   MAINSTAY VP
                                     CAPITAL         CASH       MAINSTAY VP    CORPORATE    INTERNATIONAL    TOTAL
                                   APPRECIATION   MANAGEMENT    GOVERNMENT       BOND         EQUITY        RETURN
         INCEPTION DATE              1/29/93        1/29/93       1/29/93       5/1/95        5/1/95        1/29/93
---------------------------------  ------------   -----------   -----------   -----------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96)........       9.83%        (2.86%)       (5.40%)        8.38%         2.24%         3.66%
 3 Year (1/1/94-12/31/96)........      11.81%         1.24%         1.83%          N/A           N/A          7.56%
 5 Year (1/1/92-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
10 Year (1/1/87-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
Since inception..................      14.17%         1.51%         2.76%        10.54%         4.49%         9.52%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96)........      17.21%         3.67%         0.96%        15.67%         9.11%        10.63%
 3 Year (1/1/94-12/31/96)........      14.03%         3.46%         4.07%          N/A           N/A          9.92%
 5 Year (1/1/92-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
10 Year (1/1/87-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
Since inception..................      15.61%         2.96%         4.23%        14.93%         8.64%        11.08%

                                                                           MAINSTAY VP   MAINSTAY VP     CALVERT
                                               MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED      SOCIALLY
                                                  VALUE         BOND         EQUITY        EQUITY      RESPONSIBLE
               INCEPTION DATE                    5/1/95        1/23/84       1/23/84       1/29/93       9/2/86
---------------------------------------------  -----------   -----------   -----------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96)....................     13.96%        (5.62%)       15.15%        13.23%         4.16%
 3 Year (1/1/94-12/31/96)....................       N/A          1.67%        13.97%        15.45%         8.44%
 5 Year (1/1/92-12/31/96)....................       N/A          4.68%        13.00%          N/A          8.02%
10 Year (1/1/87-12/31/96)....................       N/A          6.89%        12.77%          N/A          9.67%
Since inception..............................     17.74%         8.60%        11.51%        13.74%         8.95%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96)....................     21.63%         0.72%        22.89%        20.84%        11.17%
 3 Year (1/1/94-12/31/96)....................       N/A          3.90%        16.11%        17.54%        10.80%
 5 Year (1/1/92-12/31/96)....................       N/A          5.65%        14.03%          N/A          9.02%
10 Year (1/1/87-12/31/96)....................       N/A          6.89%        12.77%          N/A          9.67%
Since inception..............................     22.24%         8.60%        11.51%        15.20%         8.95%



                                            ALGER AMERICAN    FIDELITY      FIDELITY                    JANUS ASPEN
                                                SMALL         VIP II:         VIP:        JANUS ASPEN    WORLDWIDE
                                            CAPITALIZATION   CONTRAFUND   EQUITY-INCOME    BALANCED       GROWTH
              INCEPTION DATE                   9/20/88         1/3/95        10/9/86        9/13/93       9/13/93
------------------------------------------  --------------   ----------   -------------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96).................       (3.65%)        12.10%         5.69%          7.46%        19.34%
 3 Year (1/1/94-12/31/96).................        9.06%           N/A         14.59%          9.73%        14.98%
 5 Year (1/1/92-12/31/96).................        8.56%           N/A         15.51%           N/A           N/A
10 Year (1/1/87-12/31/96).................         N/A            N/A         12.10%           N/A           N/A
Since inception...........................       18.52%         25.26%        11.79%         11.22%        19.88%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96).................        2.83%         19.64%        12.80%         14.68%        27.36%
 3 Year (1/1/94-12/31/96).................       11.39%           N/A         16.71%         12.03%        17.08%
 5 Year (1/1/92-12/31/96).................        9.57%           N/A         16.45%           N/A           N/A
10 Year (1/1/87-12/31/96).................         N/A            N/A         12.10%           N/A           N/A
Since inception...........................       18.65%         28.63%        11.79%         13.11%        21.55%


     For additional information regarding the total return calculations described above, please refer to the Statement of Additional Information.

     16. ARE POLICY LOANS AVAILABLE?


     If you have purchased your Policy in connection with a tax-sheltered annuity "TSA" (Section 403(b)) Plan, you may be able to borrow some of your Accumulation Value subject to certain conditions. (See "Loans" at page 36.)


                              FINANCIAL STATEMENTS


     The audited financial statements of NYLIAC (including the auditor's report thereon) for the fiscal years ended December 31, 1996, 1995 and 1994, and of the Separate Accounts (including the auditor's report thereon) for the years ended December 31, 1996 and 1995 are included in the Statement of Additional Information.

                        CONDENSED FINANCIAL INFORMATION


     The following Accumulation Unit values and the number of Accumulation Units outstanding for each Investment Division for the period beginning from January 29, 1993 (commencement of operations) through December 31, 1996 have been audited by Price Waterhouse LLP, independent accountants, whose report on the related financial statements appears in the Statement of Additional Information. Values and units shown are for full year periods, except where indicated. This information should be read in conjunction with the Separate Accounts' financial statements and notes thereto which appear in the Statement of Additional Information. Per unit data is based on average monthly units outstanding during the period.



                                                   MAINSTAY VP                             MAINSTAY VP                MAINSTAY VP
                                              CAPITAL APPRECIATION                       CASH MANAGEMENT              CONVERTIBLE
                                      -------------------------------------   -------------------------------------   -----------
                                       1996      1995      1994     1993(a)    1996      1995      1994     1993(a)     1996(d)
                                      -------   -------   -------   -------   -------   -------   -------   -------   -----------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning
  of period).......................   $ 15.07   $ 11.24   $ 11.91   $10.00    $  1.08   $  1.04   $  1.01   $ 1.00      $ 10.00
Accumulation Unit value (end of
  period)..........................   $ 17.66   $ 15.07   $ 11.24   $11.91    $  1.12   $  1.08   $  1.04   $ 1.01      $ 10.32
Number of units outstanding (in
  000s) (end of period)............    10,890     7,852     5,702    2,239     24,436    19,554    19,630   15,549          154
SEPARATE ACCOUNT II
Accumulation Unit value (beginning
  of period).......................   $ 15.07   $ 11.24   $ 11.91   $10.00    $  1.08   $  1.04   $  1.01   $ 1.00      $ 10.00
Accumulation Unit value (end of
  period)..........................   $ 17.66   $ 15.07   $ 11.24   $11.91    $  1.12   $  1.08   $  1.04   $ 1.01      $ 10.29
Number of units outstanding (in
  000s) (end of period)............     8,675     5,852     3,787    1,402     20,142    15,539    15,647   10,677           74



                                                                                            MAINSTAY VP           MAINSTAY VP
                                                           MAINSTAY VP                       HIGH YIELD          INTERNATIONAL
                                                            GOVERNMENT                     CORPORATE BOND            EQUITY
                                             ----------------------------------------    ------------------    ------------------
                                              1996       1995       1994      1993(a)     1996      1995(c)     1996      1995(c)
                                             -------    -------    -------    -------    -------    -------    -------    -------
SEPARATE ACCOUNT I
Accumulation Unit value (beginning of
  period).................................   $ 11.65    $ 10.11    $ 10.44    $10.00     $ 10.91    $10.00     $ 10.53    $10.00
Accumulation Unit value (end of period)...   $ 11.76    $ 11.65    $ 10.11    $10.44     $ 12.62    $10.91     $ 11.48    $10.53
Number of units outstanding (in 000s) (end
  of period)..............................     3,177      3,281      3,686     2,843       5,449     1,446         674       165
SEPARATE ACCOUNT II
Accumulation Unit value (beginning of
  period).................................   $ 11.65    $ 10.11    $ 10.44    $10.00     $ 10.89    $10.00     $ 10.53    $10.00
Accumulation Unit value (end of period)...   $ 11.76    $ 11.65    $ 10.11    $10.44     $ 12.60    $10.89     $ 11.49    $10.53
Number of units outstanding (in 000s) (end
  of period)..............................     2,122      2,020      2,351     1,623       2,841       778         426       112



                                             MAINSTAY VP                   MAINSTAY VP                   MAINSTAY VP
                                            TOTAL RETURN                      VALUE                         BOND
                                -------------------------------------   -----------------   -------------------------------------
                                 1996      1995      1994     1993(a)    1996     1995(c)    1996      1995      1994     1993(b)
                                -------   -------   -------   -------   -------   -------   -------   -------   -------   -------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period)......   $ 13.65   $ 10.77   $ 11.37   $10.00    $ 11.50   $10.00    $ 11.10   $  9.51     $9.97     --
Accumulation Unit value (end
  of period).................   $ 15.10   $ 13.65   $ 10.77   $11.37    $ 13.89   $11.50    $ 11.18   $ 11.10     $9.51     --
Number of units outstanding
  (in 000s) (end of
  period)....................     9,369     7,579     6,584    3,067      2,522      658      2,080     1,733       961     --
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period)......   $ 13.65   $ 10.77   $ 11.37   $10.00    $ 11.53   $10.00    $ 11.10   $  9.51     $9.97   $10.00
Accumulation Unit value (end
  of period).................   $ 15.10   $ 13.65   $ 10.77   $11.37    $ 14.02   $11.53    $ 11.18   $ 11.10     $9.51     9.97
Number of units outstanding
  (in 000s) (end of
  period)....................     7,185     5,450     4,441    1,805      1,754      435      1,591     1,314       641        3

                                                MAINSTAY VP
                                   ---------------------------                                                     ALGER AMERICAN
                                                                                        MAINSTAY VP                    SMALL
                                               GROWTH EQUITY                          INDEXED EQUITY               CAPITALIZATION
                                   -------------------------------------   -------------------------------------   --------------
                                    1996      1995      1994     1993(b)    1996      1995      1994     1993(a)      1996(d)
                                   -------   -------   -------   -------   -------   -------   -------   -------   --------------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period).........   $ 13.08   $ 10.26   $ 10.27   $10.00    $ 14.41   $ 10.66   $ 10.72   $10.00        $10.00
Accumulation Unit value (end of
  period).......................   $ 16.07   $ 13.08   $ 10.26   $10.27    $ 17.41   $ 14.41   $ 10.66   $10.72        $ 9.56
Number of units outstanding (in
  000s) (end of period).........     3,085     1,831       881        2      4,768     3,677     3,236    2,187           129
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period).........   $ 13.08   $ 10.26   $ 10.27   $10.00    $ 14.41   $ 10.66   $ 10.72   $10.00        $10.00
Accumulation Unit value (end of
  period).......................   $ 16.07   $ 13.08   $ 10.26   $10.27    $ 17.41   $ 14.41   $ 10.66   $10.72        $ 9.56
Number of units outstanding (in
  000s) (end of period).........     2,336     1,403       514        3      3,783     2,983     2,567    1,819            55



                                         CALVERT         FIDELITY                                  JANUS ASPEN    MORGAN STANLEY
                                        SOCIALLY         VIP II:     FIDELITY VIP:   JANUS ASPEN    WORLDWIDE        EMERGING
                                       RESPONSIBLE      CONTRAFUND   EQUITY- INCOME   BALANCED       GROWTH       MARKETS EQUITY
                                    -----------------   ----------   -------------   -----------   -----------   ----------------
                                     1996     1995(c)    1996(d)        1996(d)        1996(d)       1996(d)         1996(d)
                                    -------   -------   ----------   -------------   -----------   -----------   ----------------
SEPARATE ACCOUNT I
Accumulation Unit value
  (beginning of period)..........   $ 11.58   $10.00      $10.00        $ 10.00        $ 10.00       $ 10.00          $10.00
Accumulation Unit value (end of
  period)........................   $ 12.87   $11.58      $10.58        $ 10.55        $ 10.14       $ 10.36          $ 9.93
Number of units outstanding (in
  000s) (end of period)..........        69       24         240             77             94           256              78
SEPARATE ACCOUNT II
Accumulation Unit value
  (beginning of period)..........   $ 11.59   $10.00      $10.00        $ 10.00        $ 10.00       $ 10.00          $10.00
Accumulation Unit value (end of
  period)........................   $ 12.89   $11.59      $10.38        $ 10.47        $ 10.16       $ 10.38          $10.00
Number of units outstanding (in
  000s) (end of period)..........        61       12          91             51             39           100              26


------------
(a) For the period January 29, 1993 (commencement of operations) through December 31, 1993.
(b) For the period December 15, 1993 (commencement of operations) through December 31, 1993.
(c) For the period May 1, 1995 (commencement of operations) through December 31, 1995.

(d) For the period October 1, 1996 (commencement of operations) through December 31, 1996.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                           AND THE SEPARATE ACCOUNTS

     NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     New York Life Insurance and Annuity Corporation ("NYLIAC") is a stock life insurance company incorporated in Delaware in 1980. NYLIAC is licensed to sell life, accident and health insurance and annuities in the District of Columbia and all states. In addition to the Policies described in this Prospectus, NYLIAC offers other life insurance policies and annuities. NYLIAC's Financial Statements are found in the Statement of Additional Information.


     NYLIAC is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"), a mutual life insurance company founded in New York in 1845. New York Life had consolidated total assets amounting to $78.8 billion at the end of 1996, and is authorized to do business in all states, the District of Columbia and the Commonwealth of Puerto Rico. New York Life has invested in NYLIAC, and will, in order to maintain capital and surplus in accordance with state requirements, occasionally make additional contributions to NYLIAC.


     THE SEPARATE ACCOUNTS

     Each of the Separate Accounts was established as of October 5, 1992, pursuant to resolutions of the NYLIAC Board of Directors. The Separate Accounts are registered as unit investment trusts with the Securities and Exchange Commission under the Investment Company Act of 1940, but such registration does not signify that the Securities and Exchange Commission supervises the management, or the investment practices or policies, of the Separate Accounts. The Separate Accounts meet the definition of "separate account" under the federal securities laws.


     Although the assets of each of the Separate Accounts belong to NYLIAC, these assets are held separately from the other assets of NYLIAC, and are not chargeable with liabilities incurred in any other business operations of NYLIAC (except to the extent that assets in the Separate Accounts exceed the reserves and other liabilities of that Separate Account). The income, capital gains and capital losses incurred on the assets of the Separate Accounts are credited to or are charged against the assets of those Accounts, without regard to the income, capital gains or capital losses arising out of any other business NYLIAC may conduct. Therefore, the investment performance of the Separate Accounts is entirely independent of both the investment performance of NYLIAC's Fixed Account and the performance of any other separate account.



     Each of the Separate Accounts currently has eighteen Investment Divisions which invest Premium Payments solely in the corresponding Eligible Portfolios of the relevant Fund. Additional Investment Divisions may be added at the discretion of NYLIAC.



     THE PORTFOLIOS



     The assets of each Eligible Portfolio are separate from the others and each such Portfolio has different investment objectives and policies. As a result, each Eligible Portfolio operates as a separate investment fund and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

     THERE IS NO ASSURANCE THAT ANY OF THE ELIGIBLE PORTFOLIOS WILL ATTAIN THEIR RESPECTIVE STATED OBJECTIVES



     The Funds' shares are also available to certain separate accounts funding variable life insurance policies offered by NYLIAC. This is called "mixed funding." Shares of The Alger American Fund, the Acacia Fund, the Fidelity Funds, the Janus Fund and the Morgan Stanley Fund may also be available to separate accounts of insurance companies unaffiliated with NYLIAC and, in certain instances, to qualified plans. This is called "shared funding." Although we do not anticipate any inherent difficulties arising from mixed and shared funding, it is theoretically possible that, due to differences in tax treatment or other considerations, the interests of owners of various contracts participating in the Funds might at some time be in conflict. The Board of Directors/Trustees of each Fund, each Fund's investment advisers, and NYLIAC are required to monitor events to identify any material conflicts that arise from the use of the Funds for mixed and shared funding. For more information about the risks of mixed and shared funding please refer to the relevant Fund prospectus.



     The Eligible Portfolios of the relevant Funds, along with their investment advisers, are listed in the following table:


--------------------------------------------------------------------------------

             FUND                      INVESTMENT ADVISERS               ELIGIBLE PORTFOLIOS
                                 -                                -
MainStay VP Series Fund, Inc.    MacKay-Shields Financial         MainStay VP Capital Appreciation;
                                 Corporation                      MainStay VP Cash Management;
                                                                  MainStay VP Convertible; MainStay
                                                                  VP Government;
                                                                  MainStay VP High Yield Corporate
                                                                    Bond;
                                                                  MainStay VP International Equity;
                                                                  MainStay VP Total Return;
                                                                  MainStay VP Value
MainStay VP Series Fund, Inc.    Monitor Capital Advisors, Inc.   MainStay VP Indexed Equity
MainStay VP Series Fund, Inc.    New York Life Insurance Company  MainStay VP Bond;
                                                                  MainStay VP Growth Equity
The Alger American Fund          Fred Alger Management, Inc.      Alger American Small
                                                                    Capitalization
Acacia Capital Corporation       Calvert Asset Management         Calvert Socially Responsible
                                 Company
Fidelity Variable Insurance      Fidelity Management and          Fidelity VIP II: Contrafund
Products Fund II                 Research Company
Fidelity Variable Insurance      Fidelity Management and          Fidelity VIP: Equity-Income
Products Fund                    Research Company
Janus Aspen Series               Janus Capital Corporation        Janus Aspen Balanced;
                                                                  Janus Aspen Worldwide Growth
Morgan Stanley Universal Funds,  Morgan Stanley Asset Management  Morgan Stanley Emerging Markets
Inc.                             Inc.                               Equity



Please refer to the attached prospectuses of the respective Funds for a complete description of the Funds, the investment advisers and the Portfolios. The Funds' prospectuses should be read carefully before any decision is made concerning the allocation of

Premium Payments to an Investment Division corresponding to a particular Eligible Portfolio.


     ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

     NYLIAC retains the right, subject to any applicable law, to make additions to, deletions from, or substitutions for, the Eligible Portfolio shares held by any Investment Division. NYLIAC reserves the right to eliminate the shares of any of the Eligible Portfolios and to substitute shares of another portfolio of a Fund, or of another registered open-end management investment company, if the shares of the Eligible Portfolios are no longer available for investment, or if in NYLIAC's judgment, investment in any Eligible Portfolio would become inappropriate in view of the purposes of the Separate Accounts. To the extent required by the Investment Company Act of 1940, substitutions of shares attributable to an Owner's interest in an Investment Division will not be made until the Owner has been notified of the change. Nothing contained herein shall prevent the Separate Accounts from purchasing other securities for other series or classes of policies, or from effecting a conversion between series or classes of policies on the basis of requests made by Owners.

     Each of the Separate Accounts currently has eighteen Investment Divisions which invest Premium Payments solely in the corresponding Eligible Portfolios of the Funds. NYLIAC may also establish additional Investment Divisions for each of the Separate Accounts. Each additional Investment Division will purchase shares in a new portfolio of a Fund or in another mutual fund. New Investment Divisions may be established when, in the sole discretion of NYLIAC, marketing, tax, investment or other conditions so warrant. Any new Investment Divisions will be made available to existing Owners on a basis to be determined by NYLIAC. NYLIAC may also eliminate one or more Investment Divisions, if, in its sole discretion, marketing, tax, investment or other conditions warrant.

     In the event of any such substitution or change, NYLIAC may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. If deemed to be in the best interests of persons having voting rights under the Policies, the Separate Accounts may be operated as management companies under the Investment Company Act of 1940, may be deregistered under such Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

     REINVESTMENT

     All dividends and capital gain distributions from Eligible Portfolios are automatically reinvested in shares of the distributing Portfolio at their net asset values on the payable date.

                                  THE POLICIES

     PURPOSE OF POLICIES

     The Policies described in this Prospectus are designed to establish retirement benefits for two types of purchasers.

     The first type of purchaser is one who is eligible to participate in, and purchases a Policy for use with, any one of the following: (1) annuity plans qualified under Sec-tion 403(a) of the Internal Revenue Code (the "Code"); (2) annuity purchase plans adopted by certain private tax exempt organizations and certain state supported educational institutions under certain circumstances under Section 403(b) of the Code; (3) individual retirement annuities ("IRAs") meeting the relevant requirements of Section 408 of the Code; or (4) deferred compensation plans with respect to service for state and local governments (and certain other entities) under Section 457 of the Code. Policies purchased by these individuals for use with these plans are referred to as "Qualified Policies." (See "Federal Tax Matters" at page 39.)


     The second type of purchaser is one, other than those described above, who purchases a Policy to provide supplemental retirement income. Policies purchased by these individuals are referred to as "Non-Qualified Policies."

     The Accumulation Value will fluctuate based on the investment experience of the Investment Divisions selected by the Owner and the interest credited on the Fixed Accumulation Value. NYLIAC does not guarantee the investment performance of the Separate Accounts or of the Funds, and the Owner bears the entire investment risk with respect to amounts allocated to the Investment Divisions of the Separate Accounts. There is no assurance that the investment objectives will be achieved. Accordingly, amounts allocated to the Investment Divisions of the Separate Accounts are subject to the risks inherent in the securities markets and, specifically, to price fluctuations of the shares of the Funds.

     TYPES OF POLICIES

     The Policies are only offered on the lives of individual Annuitants. Only Flexible Premium Policies are available (for which additional Premium Payments can be made). They may be either Qualified Policies or Non-Qualified Policies.

     POLICY APPLICATION AND PREMIUM PAYMENTS

     Individuals wishing to purchase a Policy must complete an application and provide an initial Premium Payment which will be sent to NYLIAC. For salary reduction plans, the application is sent to NYLIAC and the Policy becomes part of a pre-authorized billing arrangement. If the application can be accepted in the form received, the initial Premium Payment will be credited within two Business Days after receipt. If the initial Premium Payment cannot be credited within five Business Days after receipt by NYLIAC because the application is incomplete, NYLIAC will contact the applicant and explain the reason for the delay and will offer to refund the initial Premium Payment immediately, unless the applicant consents to NYLIAC's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled. Acceptance is subject to NYLIAC's rules and NYLIAC reserves the right to reject any application or initial Premium Payment. NYLIAC's rules generally require that only one Owner be named. However, there are exceptions to these rules, such as when the application is related to certain exchanges of in-force annuities in accordance with Section 1035 of the Internal Revenue Code.

     Initial Premium Payments allocated to the Fixed Account or to Investment Divisions of the Separate Accounts will be allocated to the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Thereafter, Premium Payments will be allocated in accordance with the Owner's instructions. Subsequent Premium Payments are credited to the Policy at the close of the Business Day on which they are received at NYLIAC, P.O. Box 19289, Newark, New Jersey 07195-0289.

     Unless we provide otherwise, the minimum initial Premium Payment for Qualified Policies is as follows: (a) $50 per month or a $2,000 single premium for tax-sheltered annuities; (b) $1,200 initial Premium Payment plus pre-authorized monthly deductions of $100 per month, or pre-authorized monthly deductions of $165 per month or a $2,000 single premium for IRAs; (c) $50 per month for Deferred Compensation plans; and (d) $600 initial Premium Payment, or $50 per month if part of a pre-authorized billing arrangement, for Simplified Employee Pension plans. For Non-Qualified Policies, the minimum initial Premium Payment is a $5,000 single premium or a $2,500 deposit plus $50 per month as either pre-authorized monthly deduction or as part of a pre-authorized monthly billing arrangement. Premium Payments (of at least $50 each or such lower amount as we may permit) may be made at any interval, or by any method NYLIAC makes available. The currently available methods of payment are direct payments to NYLIAC, and pre-authorized monthly deductions from bank, credit union or similar accounts and public or private employee payroll deductions. Premium Payments may be made at any time before the Annuity Commencement Date and while the Annuitant and the Owner are living provided that the aggregate amount of Premium Payments may not be more than $1,000,000, without our prior approval.

     For Qualified Policies, the Premium Payments made in any Policy Year may not be more than the amount permitted by the plan or by law for the plan indicated in the application for the Policy. NYLIAC reserves the right to limit the dollar amount of any Premium Payment. NYLIAC also reserves the right in its discretion to accept Premium Payments less than $50, provided such discretion is exercised in a non-discriminatory manner.


     If no Premium Payments are made under a Policy for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000, then NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel the Policy and pay the Owner the Accumulation Value. (See "Cancellations" at page 33.)


     ISSUE AGES

     Non-Qualified Policies can be issued if both the Owner and the Annuitant are not older than age 85 (age 78 in Pennsylvania and age 80 in New York) and we will accept additional Premium Payments until either the Owner or the Annuitant reaches the age of 85, unless we agree otherwise. For IRA, TSA and SEP plans, the Owner and Annuitant must be the same. Qualified Policies can be issued if the Owner/Annuitant is between the ages of 18-75 (ages 21-75 for SEP arrangements) and we will accept additional Premium Payments until the Owner/Annuitant reaches the age of 75, unless otherwise limited by the terms of a particular plan or unless we agree otherwise.

     TRANSFERS

     Prior to 30 days before the Annuity Commencement Date, amounts may be transferred between Investment Divisions of the same Separate Account or to the Fixed Account. Except in connection with transfers made pursuant to the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, the minimum value of Accumulation Units that may be transferred from one Investment Division to another Investment Division within the Separate Accounts, or to the Fixed Account, is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. Except in connection with the Dollar Cost Averaging, Automatic Asset Reallocation or Interest Sweep options, if, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division or Fixed Account would be less than $500, the entire value will be transferred unless NYLIAC in its discretion determines otherwise. There is no charge for the first twelve transfers in any one Policy Year. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. Any transfer made in connection with the Dollar Cost Averaging, Automatic Asset Reallocation and Interest Sweep options will not count as a transfer toward the twelve transfer limit. In addition to transfers made in connection with the Interest Sweep option, transfers may be made from the Fixed Account to the Investment Divisions in certain other situations. (See "The Fixed Account" at page 38.)



     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. (See "Procedures for Telephone Transfers" below.) Transfers from Investment Divisions will be made based on the Accumulation Unit values at the end of the Valuation Period during which NYLIAC receives the transfer request. (See "Delay of Payments" at page 35.)


     PROCEDURES FOR TELEPHONE TRANSFERS

     Owners may effect telephone transfers in two ways. All Owners may directly contact a service representative. Owners may also request access to an electronic service known as a Voice Response Unit (VRU). The VRU permits the unassisted transfer of monies among the Investment Divisions and/or the Fixed Account and change of the allocation of future Premium Payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.


     NYLIAC will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a service representative, will be confirmed by NYLIAC through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Policy's history. NYLIAC is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures. Telephone transfer requests must be received no later than 4:00 p.m. Eastern Time in order to assure same-day processing. Requests received after 4:00 p.m. will be processed on the next Business Day.


     DOLLAR COST AVERAGING

     Dollar Cost Averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and over various market cycles. The Owner may specify, prior to the Annuity Commencement Date, a specific dollar amount to be transferred from any Investment Divisions to any combination of Investment Divisions and/or the Fixed Account. The Owner will specify the Investment Divisions to transfer money from, the Investment

Divisions and/or Fixed Account to transfer money to, the amounts to be transferred, the date on which transfers will be made, subject to our rules, and the frequency of the transfers, either monthly, quarterly, semi-annually or annually. This process is called Dollar Cost Averaging. Dollar Cost Averaging transfers are not available from the Fixed Account, but these transfers may be made into the Fixed Account. A minimum of $100 must change Investment Divisions (for each Investment Division and the Fixed Account) with each transfer. The minimum Accumulation Value required to elect this option is $5,000. The minimum transfer amount and minimum Accumulation Value may be reduced at NYLIAC's discretion.


     The main objective of Dollar Cost Averaging is to achieve an average cost per share that is lower than the average price per share in a fluctuating market. Since the same dollar amount is transferred to an Investment Division with each transfer, more units are purchased in an Investment Division if the value per unit is low and fewer units are purchased if the value per unit is high. Therefore, a lower than average cost per unit will be achieved if prices fluctuate over the long term. Similarly, for each transfer out of an Investment Division, more units are sold in an Investment Division if the value per unit is low and fewer units are sold if the value per unit is high. Dollar Cost Averaging does not assure a profit or protect against a loss in declining markets.

     NYLIAC will make all Dollar Cost Averaging transfers on the day of each calendar month specified by the Owner, or on the next Business Day. The Owner may specify any day of the month with the exception of the 29th, 30th or 31st of a month. In order to process a Dollar Cost Averaging transfer, NYLIAC must have received a request in writing no later than one week prior to the date Dollar Cost Averaging transfers are to commence.

     The Dollar Cost Averaging option may be canceled at any time by the Owner in a written request or by NYLIAC if the Accumulation Value is less than $5,000, or such lower amount as we may determine. The Dollar Cost Averaging option may not be elected if you have selected the Automatic Asset Reallocation option.

     AUTOMATIC ASSET REALLOCATION


     Selection of this option allows an Owner to maintain the percentage of the Owner's Variable Accumulation Value allocated to each Separate Account Investment Division at a pre-set level. For example, an Owner might specify that 50% of the Variable Accumulation Value of a Policy be allocated to the MainStay VP Growth Equity Investment Division and 50% of the Variable Accumulation Value be allocated to the MainStay VP Bond Investment Division. Over time, the variations in each such Investment Division's investment results will shift this balance. If you elect this reallocation option, NYLIAC will automatically transfer your Variable Accumulation Value back to the percentages you specify. You may choose to have reallocations made quarterly, semi-annually or annually. NYLIAC will process Automatic Asset Reallocations of less than $500. NYLIAC reserves the right to charge up to $30 for each transfer in excess of twelve, subject to any applicable state insurance law requirements. The minimum Variable Accumulation Value required to elect this option is $5,000. There is no minimum amount which you must allocate among the Investment Divisions pursuant to this option.


     The Automatic Asset Reallocation option may be canceled at any time by the Owner in a written request or by NYLIAC if the Accumulation Value is less than $5,000, or such a lower amount as we may determine. The Automatic Asset Reallocation option may not be elected if you have selected the Dollar Cost Averaging option.

     INTEREST SWEEP


     The Owner may request, prior to the Annuity Commencement Date, for the interest earned on monies allocated to the Fixed Account to be transferred from the Fixed Account to any combination of Investment Divisions. The Owner will specify the Investment Divisions to transfer money to, the frequency of the transfers (either monthly, quarterly, semi-annually or annually), and the day of each calendar month to make the transfers (any day except the 29th, 30th or 31st of a month). This process is called Interest Sweep. The minimum Fixed Accumulation Value required to elect this option is $5,000, but may be reduced at NYLIAC's discretion.


     The Interest Sweep may be requested in addition to either the Dollar Cost Averaging or Automatic Asset Reallocation options. If an Interest Sweep transfer is scheduled for the same day as a Dollar Cost Averaging or Automatic Asset Reallocation transfer, the Interest Sweep transfer will be processed first.


     An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred from the Fixed Account to the Investment Divisions during a Policy Year. (See "The Fixed Account--Transfers to Investment Divisions" at page 38.) If an Interest Sweep would cause more than 20% of the Fixed Accumulation Value at the beginning of the Policy Year to be transferred from the Fixed Account, the transfer will not be processed and the Interest Sweep will be canceled. The Interest Sweep option may be canceled at any time by written request, or if the Fixed Accumulation Value is less than $5,000, or such a lower amount as we may determine.


     ACCUMULATION PERIOD

     (a) Crediting of Premium Payments

     The Owner may allocate a portion of each Premium Payment to one or more Investment Divisions or the Fixed Account. The minimum amount that may be allocated to any one Investment Division or the Fixed Account is $25 (or such lower amount as we may permit). The initial Premium Payment will be placed in the MainStay VP Cash Management Investment Division until 15 days after the Policy Issue Date. Subsequently, the allocation percentages for the first and any later premiums will be as requested in the application, unless subsequently changed by the Owner.


     That portion of each Premium Payment allocated to a designated Investment Division of a Separate Account is credited to the Policy in the form of Accumulation Units. The number of Accumulation Units credited to a Policy is determined by dividing the amount allocated to each Investment Division by the Accumulation Unit value for that Investment Division for the Valuation Period during which the Premium Payment and documentation is received at NYLIAC at P.O. Box 19289, Newark, New Jersey 07195-0289. The value of an Accumulation Unit will vary in accordance with the investment experience of the Portfolio in which the Investment Division invests. The number of Accumulation Units credited to a Policy will not, however, change as a result of any fluctuations in the value of an Accumulation Unit. (See "The Fixed Account" at page 38 for a description of interest credited thereto.)

     (b) Valuation of Accumulation Units

     The value of Accumulation Units is expected to increase or decrease from Valuation Period to Valuation Period. The value of Accumulation Units in each Investment Division will change daily to reflect the investment experience of the corresponding Portfolio as well as the daily deduction of the risk charges (and any charges or credits for taxes). The Statement of Additional Information contains a detailed description of how the Accumulation Units are valued.

     OWNER INQUIRIES


     Owner inquiries should be addressed to NYLIAC, Variable Product Service Center, P.O. Box 290781, Wethersfield, Connecticut 06129-0781, or made by calling (800) 598-2019.


                             CHARGES AND DEDUCTIONS

     SURRENDER CHARGES

     Since no deduction for a sales charge is made from Premium Payments, a Surrender Charge (sometimes referred to as a contingent deferred sales charge) is imposed on certain partial withdrawals and surrenders of the Policies, to cover certain expenses relating to the sale of the Policies, including commissions to registered representatives and other promotional expenses. The Surrender Charge is measured as a percentage of the amount withdrawn or surrendered. The Surrender Charge may apply to amounts applied under certain Income Payment options.

     In the case of a surrender, the Surrender Charge is deducted from the amount paid to the Owner. In the case of a Partial Withdrawal, the Owner directs NYLIAC to take Surrender Charges either from the remaining value of the Allocation Alternatives from which the Owner directs NYLIAC to make Partial Withdrawals, or from the amount paid to the Owner. If the remaining value in an Allocation Alternative is less than the necessary Surrender Charge, the remainder of the charge will be deducted from the amount withdrawn from that Allocation Alternative.

     The Surrender Charge is 7% of the amounts withdrawn or surrendered during the first three Policy Years. The amount of the charge declines 1% for each additional Policy Year, until the ninth Policy Year, after which no charge is made, as shown in the following chart:

     AMOUNT OF SURRENDER CHARGE

                                POLICY YEAR                            CHARGE
        ------------------------------------------------------------   ------
        1-3.........................................................      7%
          4.........................................................      6%
          5.........................................................      5%
          6.........................................................      4%
          7.........................................................      3%
          8.........................................................      2%
          9.........................................................      1%
         10 and later...............................................      0

     The duration of the Surrender Charge schedule is based solely on the Policy Date. Additional Premium Payments do not begin their own unique Surrender Charge schedules.

     EXCEPTIONS TO SURRENDER CHARGES


     There are a number of exceptions to the imposition of a Surrender Charge. First, for all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of surrender. Second, for Policies with accumulated Premium Payments of $100,000 or more, no Surrender Charge will be applied if either (1) the total amount withdrawn in any Policy Year is 10% or less of the Accumulation Value at the time of surrender or (2) the amount withdrawn is less than or equal to the gain in the Policy which is measured as the Accumulation Value of the Policy less accumulated Premium Payments. Third, no Surrender Charge will be applied if NYLIAC cancels the Policy. (See "Cancellations" at page 33.) Fourth, no Surrender Charge will be applied when proceeds are paid on the death of the Owner or the Annuitant. Fifth, no Surrender Charge will be applied when an Income Payment Option is selected in any Policy Year after the first Policy Year. Sixth, no Surrender Charge will be applied when the Policy's Required Minimum Distribution Option is selected. However, amounts withdrawn under the Required Minimum Distribution option will count against the first exception described above. (See "Periodic Partial Withdrawals" at page 32.) Seventh, no Surrender Charge will be applied for any withdrawals at age 59 1/2 or older if the Policy is tax-qualified and if the Policy was acquired as the result of a transfer or rollover of a NYLIAC tax-deferred annuity policy. Eighth, no Surrender Charge will be imposed in connection with withdrawals made in accordance with the terms of the Living Needs Benefit Rider or Unemployment Benefit Rider (See "Riders" at page 37 of this Prospectus for additional information). Finally, in no event may the aggregate Surrender Charges under a Policy exceed 8.5% of the total Premium Payments. (See "The Fixed Account" at page 38 for additional exceptions to the imposition of a Surrender Charge.)


     OTHER CHARGES

     During the Accumulation Period, NYLIAC imposes certain charges which have been set at a level to recover no more than the cost for providing Policy administration services. All Policies are subject to a daily charge equal, on an annual basis, to .10% of the daily net asset value of the applicable Separate Account. A charge for Policy administration expenses will be made once each Policy Year on the Policy Anniversary or upon Policy surrender if on that date the Accumulation Value does not equal or exceed $10,000. This Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value or lower if required by state law at the end of the Policy Year or on the date of surrender, whichever is applicable. It will be deducted from each Allocation Alternative in proportion to its percentage of the Accumulation Value on the Policy Anniversary. These charges are intended to offset the administrative expenses associated with the Policies, e.g., the costs of collecting, processing, and confirming Premium Payments. They are also intended to offset the cost of establishing and maintaining the available methods of payment.


     NYLIAC also imposes risk charges to compensate it for bearing certain mortality and expense risks under the Policies. The Policies contain guaranteed minimum monthly fixed Income Payment amount tables. NYLIAC promises to continue to make Income Payments to each Owner determined according to those tables and other provisions contained in the

Policy regardless of how long the Annuitant lives and regardless of how long all Annuitants as a group live. Thus neither an Annuitant's own longevity nor a greater improvement in life expectancy than that anticipated in those tables will have an adverse effect on the Income Payments received by the Owner under the Policy. Therefore the Annuitant is relieved of the risk of outliving the fund accumulated for retirement. That risk is NYLIAC's. A risk also arises from NYLIAC's guarantee that if the Annuitant or the Policy Owner dies prior to the Annuity Commencement Date, an amount will be paid to the Beneficiary which will be equal to the greater of (a) the Accumulation Value less any outstanding loan balance under the Policy as of the date due proof of death and all requirements necessary to make payments are received; or (b) the sum of all Premium Payments made, less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges previously imposed. (See "Death Before Annuity Commencement" at page 34). In addition, NYLIAC assumes the risk that the annual charges may be insufficient to cover the actual costs incurred by NYLIAC for providing Policy administration services to Owners and Annuitants. Moreover NYLIAC does not anticipate that the Surrender Charges on withdrawals and surrenders will generate sufficient funds to pay the distribution expenses. If these charges are insufficient to cover the expenses, the deficiency will be met from NYLIAC's general corporate funds including the amount derived from the risk charge. For assuming these risks NYLIAC makes a daily charge equal to a percentage of the value of the net assets in the Separate Accounts. This charge is equal, on an annual basis, to 1.20% (of which .70% is attributable to mortality risks and
 .50% to expense risks) of the daily net asset values. If these charges are insufficient to cover actual costs and assumed risks the loss will fall on NYLIAC. Conversely if the charge proves more than sufficient any excess will be added to the NYLIAC surplus. NYLIAC guarantees that these charges will not be increased.


     The value of the assets in the Separate Accounts will reflect the value of Fund shares and therefore the fees and expenses paid by the Funds, which are described in the relevant Fund's prospectus.

     GROUP AND SPONSORED ARRANGEMENTS

     For certain group or sponsored arrangements, we may reduce the Surrender Charge and the administrative charge or change the minimum initial Premium Payment, and the minimum additional Premium Payment requirements. Group arrangements include those in which a trustee or an employer, for example, purchases Policies covering a group of individuals on a group basis. Sponsored arrangements include those in which an employer allows us to sell Policies to its employees or retirees on an individual basis.

     Our costs for sales, administration, and mortality generally vary with the size and stability of the group among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, including our requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy Policies or that have been in existence less than six months will not qualify for reduced charges.

     We will make any reductions according to our rules in effect when an application or enrollment form for a Policy is approved. We may change these rules from time to time. Any variation in the Surrender Charge or administrative charge will reflect differences in costs or services and will not be unfairly discriminatory.

     TAXES

     NYLIAC may, where such taxes are imposed by state law, deduct premium taxes relative to the Policy either (i) when a surrender or cancellation occurs, or
(ii) at the Annuity Commencement Date. Applicable premium tax rates depend upon such factors as the Owner's current state of residency, and the insurance laws and the status of NYLIAC in states where premium taxes are incurred. Current premium tax rates range from 0% to 3.5%. Applicable premium tax rates are subject to change by legislation, administrative interpretations or judicial acts.

     Under present laws, NYLIAC will incur state and local taxes (in addition to the premium taxes described above) in several states. At present, these taxes are not significant. If they increase, however, NYLIAC may make charges for such taxes.


     NYLIAC does not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See "Federal Tax Matters" at page 39.) Based upon these expectations, no charge is being made currently to the Separate Accounts for corporate federal income taxes which may be attributable to the Separate Accounts.


     NYLIAC will review the question of a charge to the Separate Accounts for corporate federal income taxes periodically. Such a charge may be made in future years for any federal income taxes incurred by NYLIAC. This might become necessary if the tax treatment of NYLIAC is ultimately determined to be other than what NYLIAC currently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in NYLIAC's tax status. In the event that NYLIAC should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Accumulation Value of the Policies would be correspondingly adjusted by any provision or charge for such taxes.

                         DISTRIBUTIONS UNDER THE POLICY

     SURRENDERS AND WITHDRAWALS


     The Owner may make a Partial Withdrawal, Periodic Partial Withdrawal, Hardship Withdrawal or surrender the Policy to receive part or all of the Accumulation Value at any time before the Annuity Commencement Date and while the Annuitant is living, by sending a written request to NYLIAC. The amount available for withdrawal is the Accumulation Value at the end of the Valuation Period during which the surrender or withdrawal request is received at NYLIAC, P.O. Box 290781, Wethersfield, Connecticut 06129-0781, less any outstanding loan balance, any Surrender Charges and any premium taxes which we may deduct, less the charge for Policy administration expenses, if applicable. The Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. If at the time the Owner makes a withdrawal or surrender request, he or she has not provided NYLIAC with a written election not to have federal income taxes withheld, NYLIAC must by law withhold such taxes from the taxable portion of any surrender or withdrawal, and remit that amount to the federal government. In addition, some states have enacted legislation requiring withholding. All surrenders or withdrawals will be paid within seven days of receipt of all documents (including documents necessary to comply with federal and state tax law), subject to postponement in certain circumstances. (See "Delay of Payments" at page 35.)


     Since the Owner assumes the investment risk with respect to amounts allocated to the Separate Accounts and because certain surrenders or withdrawals are subject to a Surrender Charge and premium tax deduction, the total amount paid upon surrender of the Policy (taking into account any prior withdrawals) may be more or less than the total Premium Payments made.


     Surrenders and withdrawals may be taxable transactions, and the Internal Revenue Code provides that a 10% penalty tax may be imposed on certain early surrenders or withdrawals. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40.)


     (a) Surrenders


     A Surrender Charge and any premium tax, if applicable, less any outstanding loan balance, and less the charge for Policy administration expenses, if applicable, may be deducted from the amount paid. The Policy administration expense charge will be the lesser of $30 or 2% of the Accumulation Value at the end of the Policy Year or on the date of surrender, whichever is applicable. The proceeds will be paid in a lump sum to the Owner unless the Owner elects a different Income Payment method. (See "Income Payments" at page 35.) Surrenders may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40.)


     (b) Partial Withdrawals


     The minimum amount that can be withdrawn is $500, unless we agree otherwise. The amount will be withdrawn from the Allocation Alternatives in accordance with the Owner's request. If the Owner does not specify how to allocate a Partial Withdrawal among the Allocation Alternatives, NYLIAC will allocate the Partial Withdrawal on a pro-rata basis. Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40.)


     If the value in any of the Allocation Alternatives from which the Partial Withdrawal is being made is less than or equal to the amount requested from that Allocation Alternative, NYLIAC will pay the entire value of that Allocation Alternative, less any Surrender Charge that may apply, to the Owner.

     (c) Periodic Partial Withdrawals


     The Owner may elect to receive regularly scheduled withdrawals from the Policy. These withdrawals may be paid on a monthly, quarterly, semi-annual, or annual basis. The Owner elects the frequency of the withdrawals, and the day of the month for the withdrawals to be made (may not be the 29th, 30th, or 31st of a month). The Owner specifies which Investment Divisions and/or Fixed Account to make the withdrawals from. The minimum withdrawal under this program is $100, or such lower amount as we may permit. Periodic Partial Withdrawals may be taxable transactions and the 10% penalty tax provisions may be applicable. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40.) If the Owner does not specify otherwise, NYLIAC will withdraw money on a pro rata basis from each Investment Division and/or the Fixed Account.

     The Owner may elect to receive "Interest Only" Periodic Partial Withdrawals for the interest earned on monies allocated to the Fixed Account. If this option is chosen, the $100 minimum for Periodic Partial Withdrawals will be waived. However, there must be at least $5,000 in the Fixed Account at the time of each Periodic Partial Withdrawal, unless we agree otherwise.

     (d) Hardship Withdrawals

     Under certain Qualified Policies, the Plan Administrator may allow, in its sole discretion, certain withdrawals it determines to be "Hardship Withdrawals." The Surrender Charge, 10% penalty tax and provisions applicable to Partial Withdrawals apply to Hardship Withdrawals. For all Policies, the Surrender Charge will only be applied to any amounts withdrawn in any Policy Year which, when aggregated with any other withdrawals during such Policy Year, exceed 10% of the Accumulation Value at the time of Surrender. For Policies with accumulated Premium Payments of $100,000 or more, the Surrender Charge will not apply if the amount of the Hardship Withdrawal is less than or equal to the gain in the Policy which is measured as the Accumulation Value of the Policy less accumulated Premium Payments.

     REQUIRED MINIMUM DISTRIBUTION OPTION


     For IRAs and IRA SEPs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2. For TSAs, the Owner is generally not required to elect the Required Minimum Distribution Option until April 1st of the year following the calendar year he or she attains age 70 1/2 or until April 1st of the year following the calendar year he or she retires, whichever occurs last.


     CANCELLATIONS

     NYLIAC may, in its sole discretion, subject to any applicable state insurance law or regulation, cancel a Policy if no Premium Payments are made for two or more Policy Years in a row, and both (a) the total Premium Payments made, less any Partial Withdrawals and any Surrender Charges, and (b) the Accumulation Value, are less than $2,000. If such a cancellation occurs, NYLIAC will pay the Owner the Accumulation Value. We will notify you of our intention to exercise this right and give you 90 days to make a Premium Payment.

     ANNUITY COMMENCEMENT DATE

     The Annuity Commencement Date is the date specified on the Policy Data Page. The Annuity Commencement Date is the day that Income Payments are scheduled to commence under the Policy unless the Policy has been surrendered or an amount has been paid as proceeds to the designated Beneficiary prior to that date. The Owner may change the Annuity Commencement Date to an earlier date by providing written notice to NYLIAC. The Owner may defer the Annuity Commencement Date to a later date agreed to by NYLIAC, provided that written notice of the request is received by NYLIAC at least one month before the last selected Annuity Commencement Date. The Annuity Commencement Date and Income Payment method for Qualified Policies may also be controlled by endorsements, the plan, or applicable law. The Surrender Charge will be waived if the Life Income Payment Option is selected after the first policy anniversary.

     DEATH BEFORE ANNUITY COMMENCEMENT

     If an Owner or Annuitant dies prior to the Annuity Commencement Date, an amount will be paid, as of the date proof of death and all requirements necessary to make the payment are received, as proceeds to the designated Beneficiary. That amount will be the greater of (a) the Accumulation Value, less any outstanding loan balance, and (b) the sum of all Premium Payments made less any outstanding loan balance, less any Partial Withdrawals and Surrender Charges on those withdrawals. The formula guarantees that the amount paid will at least equal the sum of all Premium Payments (less any outstanding loan balance, Partial Withdrawals and Surrender Charges on such Partial Withdrawals), independent of the investment experience of the Separate Accounts. The Beneficiary may receive the amount payable in a lump sum or under any Life Income Payment Option which is then available.

     If an Owner or Annuitant dies before the Annuity Commencement Date, the Policy will no longer be in force and we will pay as proceeds to the Beneficiary an amount which is the greater of "(a)" or "(b)" as they are described in the preceding paragraph. Payment will be made in a lump sum to the Beneficiary unless the Owner has elected or the Beneficiary elects otherwise in a signed written notice which gives us the facts that we need. If such an election is properly made, all or part of these proceeds will be:

          (i) applied under the Life Income Payment Option to provide an immediate annuity for the Beneficiary who will be the Owner and Annuitant; or


          (ii) applied under another Income Payment option we may offer at the time. Payments under the annuity or under any other method of payment we make available must be for the life of the Beneficiary, or for a number of years that is not more than the life expectancy of the Beneficiary at the time of the Owner's death (as determined for federal tax purposes), and must begin within one year after the Owner's death. (See "Income Payments" at page 35.)



     If the Owner's spouse is the Beneficiary, the proceeds can be paid to the surviving spouse if the Owner dies before the Annuity Commencement Date or the Policy can continue with the Owner's surviving spouse as the new Owner, and, if the Owner was the Annuitant, as the Annuitant. Generally, NYLIAC will not issue a Policy to joint owners. However, if NYLIAC makes an exception and issues a jointly owned policy, ownership rights and privileges under the Policy must be exercised jointly and benefits under the Policy will be paid upon the death of any joint owner. (See "Federal Tax Matters-- Taxation of Annuities in General" at page 40.)


     If the Annuitant and, where applicable under another Income Payment option, the Joint Annuitant, if any, die after the Annuity Commencement Date, NYLIAC will pay the sum required by the Income Payment Option in effect.


     Any distribution or application of Policy proceeds will be made within 7 days after NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with the event or election that causes the distribution to take place, subject to postponement in certain circumstances. (See "Delay of Payments" at page 35.)

     INCOME PAYMENTS

     (a) Election of Income Payment Options


     Income Payments will be made under the Life Income Payment Option or under such other option we may offer at that time where permitted by state laws. We will require that a single sum payment be made if the Accumulation Value is less than $2,000. At any time before the Annuity Commencement Date, the Owner may change the Income Payment option or request any other method of payment agreeable to NYLIAC. If the Life Income Payment Option is chosen, proof of birth date may be required before Income Payments begin. For Income Payment options involving life income, the actual age of the Annuitant will affect the amount of each payment. Since payments based on older annuitants are expected to be fewer in number, the amount of each annuity payment shall be greater. Payments under the Life Income Payment Option will always be in the same specified amount and will be paid over the life of the Annuitant with a guarantee of 10 years of payments, even if the Annuitant dies sooner. NYLIAC does not currently offer variable Income Payment Options.


     Under Income Payment options involving life income, the Payee may not receive Income Payments equal to the total Premium Payments if the Annuitant dies before the actuarially predicted date of death. Income Payment options involving life income are based on annuity tables that vary on the basis of gender, unless the Policy was issued under an employer sponsored plan or in a state which requires unisex rates.

     (b) Other Methods of Payment

     If NYLIAC agrees, the Owner (or the Beneficiary upon the death of the Annuitant, or the Owner prior to the Annuity Commencement Date) may choose to have Income Payments made under some other method of payment or in a single sum.

     (c) Proof of Survivorship

     Satisfactory proof of survival may also be required, from time to time, before any Income Payments or other benefits will be paid. The proof will be requested at least 30 days prior to the next scheduled benefit payment date.

     DELAY OF PAYMENTS

     Payment of any amounts due from the Separate Accounts under the Policy will occur within seven days of the date NYLIAC receives all documents (including documents necessary to comply with federal and state tax law) in connection with a request unless:

          1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

          2. An emergency exists as defined by the Securities and Exchange Commission;

          3. The Securities and Exchange Commission permits a delay for the protection of security holders; or

          4. The check used to pay the premium has not cleared through the banking system. This may take up to 15 days.

     For the same reasons, transfers from the Separate Accounts to the Fixed Account may be delayed.

     Payments of any amount due from the Fixed Account may also be delayed. When permitted by law, we may defer payment of any partial or full surrender request for up to six months from the date of surrender from the Fixed Account. Interest of at least 3.5% per year will be paid on any amount deferred for 30 days or more.

     DESIGNATION OF BENEFICIARY

     The Owner may select one or more Beneficiaries and name them in the application. Thereafter, before the Annuity Commencement Date and while the Annuitant is living, the Owner may change the Beneficiary by written notice to NYLIAC. If before the Annuity Commencement Date, the Annuitant dies before the Owner and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner. If the Owner is the Annuitant, the proceeds pass to the Owner's estate. However, if the Owner who is not the Annuitant dies before the Annuity Commencement Date, and no Beneficiary for the proceeds or for a stated share of the proceeds survives, the right to the proceeds or shares of the proceeds passes to the Owner's estate.

     RESTRICTIONS UNDER INTERNAL REVENUE CODE SECTION 403(B)(11)

     Distributions attributable to salary reduction contributions made in years beginning after December 31, 1988 (including the earnings on these contributions), as well as to earnings in such years on salary reduction accumulations held as of the end of the last year beginning before January 1, 1989, may not begin before the employee attains age 59 1/2, separates from service, dies or becomes disabled. The plan may also provide for distribution in the case of hardship. However, hardship distributions are limited to amounts contributed by salary reduction; the earnings on such amounts may not be withdrawn. Even though a distribution may be permitted under these rules (e.g. for hardship or after separation from service), it may nonetheless be subject to a 10% additional income tax as a premature distribution. To the extent that these limitations on distributions conflict with the redeemability provisions of the Investment Company Act, NYLIAC relies upon the November 28, 1988 SEC "No-Action" letter for exemptive relief.

     Under the terms of your plan you may have the option to invest in other 403(b) funding vehicles, including 403(b)(7) custodial accounts. You should consult your plan document to make this determination.

     LOANS


     Under your 403(b) Policy, you may borrow against your Policy's Accumulation Value after the first Policy Year and prior to the Annuity Commencement Date. Unless we agree otherwise, only one loan may be outstanding at a time. A minimum Accumulation Value of $5,000 must remain in the Policy. The minimum loan amount is $500. The maximum loan that may be taken is the lesser of: (a) 50% of the Policy's Accumulation Value on the date of the loan or (b) $50,000. A loan processing fee of $25 will be withdrawn from the Accumulation Value on a pro rata basis, unless prohibited by applicable state law or regulation. If on the date of the loan you do not have a Fixed Accumulation Value equal to at least 125% (110% in New York) of the loan amount, sufficient Accumulation Value will be transferred from the Investment Divisions on a pro rata basis so that the Fixed Accumulation Value equals 125% (110% in New York) of the loan amount. While a loan is outstanding no partial withdrawals or transfers may be made which would reduce the Fixed

Accumulation Value to an amount less than 125% (110% in New York) of the outstanding loan balance.


     For plans not subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the interest rate paid by the Owner of the loan will equal 5%. The assets being held in the Fixed Account to secure the loan will be credited with the minimum guaranteed interest rate of 3%. For plans subject to ERISA, the interest charged on the loan will be applied annually at the Prime Rate at the beginning of the calendar year, plus 1%. The money being held in the Fixed Account to secure the loan will be credited with a rate of interest that is the Prime Rate less 1%, but will always be at least equal to the minimum guaranteed interest rate of 3%. For all plans, interest will be assessed in arrears as part of the periodic loan repayments.

     The loan must be repaid on a periodic basis at a frequency not less frequently than quarterly and over a period no greater than five years from the date it is taken. Depending upon applicable state law, if a loan repayment is in default we will withdraw the amount in default from the Fixed Accumulation Value to the extent permitted by Federal Income Tax rules. Such a repayment will be taken first from the Fixed Accumulation Value as of the most recent Policy Anniversary and then on a first in, first out basis from amounts allocated to the Fixed Account since the most recent Policy Anniversary.

     Loans to acquire a principal residence are permitted under the same terms described above, except that:

          (a) the minimum loan amount is $5,000; and

          (b) repayment of the loan amount may be extended to a maximum of twenty-five years.

     Any outstanding loan balance will be deducted from the Fixed Accumulation Value prior to payment of a surrender or the commencement of the annuity benefits. On death of the Owner or Annuitant, any outstanding loan balance will be deducted from the Fixed Accumulation Value as a Partial Withdrawal as of the date the notice of death is received.

     Loans are subject to the terms of the Policy, your 403(b) Plan and the Code, which may impose restrictions upon them. We reserve the right to suspend, modify, or terminate the availability of loans under this Policy at any time. However, any action taken by us will not affect already outstanding loans.

     RIDERS

     For no additional Premium Payment, two riders are included: an Unemployment Benefit Rider and a Living Needs Benefit Rider, both of which provide for an increase in the amount that can be withdrawn from your Policy which will not be subject to the imposition of a surrender charge upon the occurrence of certain qualifying events. The riders are only available in those states where they have been approved.

     (a) Living Needs Benefit Rider

     If the Annuitant enters a nursing home, becomes terminally ill or disabled you, as Owner, may be eligible to receive all or a portion of the accumulated value without paying a Surrender Charge. There is no additional charge for this, and as the Owner you are automatically entitled to this benefit if it is approved by your state. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals will be taxable to the extent of gain and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

     (b) Unemployment Benefit Rider

     For all Non-Qualified Policies and IRAs, if you as Owner of the Policy become unemployed, you may be eligible to increase the amount that can be withdrawn from your Policy up to 50% without paying contract Surrender Charges. There is no additional charge for this, and as Owner you are automatically entitled to this benefit if it is approved by your state. This rider can only be used once. The Policy must have been inforce for at least one year and have a minimum cash value of $5,000. Withdrawals may be taxable transactions and, prior to age 59 1/2, may be subject to a 10% IRS penalty. This rider is in effect in all states where approved.

                               THE FIXED ACCOUNT


     The Fixed Account is supported by the assets in NYLIAC's general account, which includes all of NYLIAC's assets except those assets specifically allocated to NYLIAC's separate accounts. NYLIAC has sole discretion to invest the assets of the Fixed Account subject to applicable law. An interest in the Fixed Account is not registered under the Securities Act of 1933, and the Fixed Account is not registered as an investment company under the Investment Company Act of 1940. Accordingly neither the Fixed Account nor any interests therein are generally subject to the provisions of these statutes, and NYLIAC has been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this Prospectus relating to the Fixed Account. These disclosures regarding the Fixed Account may, however, be subject to certain applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


     (a) Interest Crediting

     NYLIAC guarantees that it will credit interest at an effective rate of at least 3% to amounts allocated or transferred to the Fixed Account under the Policies. NYLIAC may, AT ITS SOLE DISCRETION, credit a higher rate of interest to amounts allocated or transferred to the Fixed Account. The interest rate will be set quarterly on the first day of each new calendar quarter. All Premium Payments and additional payments (including transfers from other Investment Divisions) received during a calendar quarter receive the interest rate declared for that quarter until the end of that Policy Year. All other amounts in the Fixed Account are credited with the rate set for the quarter in which the last Policy Anniversary occurred, guaranteed for the current Policy Year.

     (b) Bail-Out


     Surrender Charges may be applied to withdrawals from the Fixed Account. (See "Surrender Charges" at page 28.) In addition to the "Exceptions to Surrender Charges" described at page 29, subject to any applicable state insurance law or regulation, a Surrender Charge will not be imposed on any amount which is withdrawn from the Fixed Account if on any Policy Anniversary the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy's Data Page, and the Owner, within 60 days after that Policy Anniversary, withdraws part or all of that amount allocated to the Fixed Account. NYLIAC reserves the right to set a separate yearly interest rate and period for which this rate is guaranteed for amounts transferred to the Fixed Account.

     (c) Transfers to Investment Divisions

     Amounts may be transferred from the Fixed Account to the Investment Divisions up to 30 days prior to the Annuity Commencement Date, subject to the following conditions.

          1. An amount may be transferred from the Fixed Account to the Investment Divisions if, on any Policy Anniversary, the interest rate set for that amount falls more than 2.5 percentage points below the rate which was set for the immediately preceding Policy Year, or below the minimum rate specified on your Policy Data Page, and the Owner, within 60 days after that Policy Anniversary, makes a request for such transfer. There is no minimum transfer requirement and no charges will be imposed under this condition.

          2. An amount NOT GREATER THAN 20% of the Fixed Accumulation Value at the beginning of the Policy Year may be transferred during that Policy Year from the Fixed Account to the Investment Divisions.

          3. Transfers of at least the minimum amount are permitted. The minimum amount that may be transferred from the Fixed Account to the Investment Divisions is the lesser of (i) $500 or (ii) the Fixed Accumulation Value, unless we agree otherwise. (Additionally, the remaining values in the Fixed Account must be at least $500. If, after a contemplated transfer, the remaining values in the Fixed Account would be less than $500, that amount must be included in the transfer, unless NYLIAC in its discretion determines otherwise.)


     Transfer requests must be in writing on a form approved by NYLIAC or by telephone in accordance with established procedures. For a more detailed discussion of procedures that may be used for requesting transfers by telephone, please see "Procedures for Telephone Transfers" at page 25 of this Prospectus.


     Unlimited transfers are permitted each Policy Year, although we reserve the right to impose a charge of $30 per transfer for each transfer in excess of twelve transfers in any Policy Year. Partial Withdrawals will be deducted and any Surrender Charges will be applied to the Fixed Account in the following sequence: first, from any value in the Fixed Account as of the last Policy Anniversary, then from any value in the Fixed Account attributed to additional Premium Payments or transfers from Investment Divisions in the same order in which they were allocated to the Fixed Account during the current Policy Year.

     See the Policy itself for details and a description of the Fixed Account.

                              FEDERAL TAX MATTERS

     INTRODUCTION

     THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. The Qualified Policies are designed for use by individuals in retirement plans which are intended to qualify as plans qualified for special income tax treatment under Sections 219, 403, 408 or 457 of the Code. The ultimate effect of federal income taxes on the Accumulation Value, on Income Payments and on the economic benefit to the Owner, the Annuitant or the Beneficiary depends on the type of retirement plan for which the

Qualified Policy is purchased, on the tax and employment status of the individual concerned and on NYLIAC's tax status. The following discussion assumes that Qualified Policies are used in retirement plans that qualify for the special federal income tax treatment described above. This discussion is not intended to address the tax consequences resulting from all of the situations in which a person may be entitled to or may receive a distribution under a Policy. Any person concerned about these tax implications should consult a competent tax adviser before making a Premium Payment. This discussion is based upon NYLIAC's understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present federal income tax laws or of the current interpretations by the Internal Revenue Service. Moreover, no attempt has been made to consider any applicable state or other tax laws except with respect to the imposition of any state premium taxes.

     TAXATION OF ANNUITIES IN GENERAL

     The following discussion assumes that the Policies will qualify as annuity contracts for federal income tax purposes. The Statement of Additional Information discusses such qualifications.

     Section 72 of the Code governs taxation of annuities in general. NYLIAC believes that an annuity contract owner generally is not taxed on increases in the value of a policy until distribution occurs either in the form of a lump sum received by withdrawing all or part of the Accumulation Value (i.e., surrenders or Partial Withdrawals) or as Income Payments under the Income Payment option elected. The exception to this rule is that generally, an owner of any deferred annuity Policy who is not a natural person must include in income any increase in the excess of the Owner's Accumulation Value over the Owner's investment in the contract during the taxable year. However, there are some exceptions to this exception and you may wish to discuss these with your tax counsel. The taxable portion of a distribution (in the form of an annuity or lump sum payment) is generally taxed as ordinary income. For this purpose, the assignment, pledge, or agreement to assign or pledge any portion of the Accumulation Value generally will be treated as a distribution.

     In the case of a withdrawal or surrender distributed to a participant or Beneficiary under a Qualified Policy (other than a Qualified Policy used in a retirement plan that qualifies for special federal income tax treatment under
Section 457 of the Code as to which there are special rules), a ratable portion of the amount received is taxable, generally based on the ratio of the investment in the contract to the total policy value. The "investment in the contract" generally equals the portion, if any, of any Premium Payments paid by or on behalf of an individual under a Policy which is not excluded from the individual's gross income. For Policies issued in connection with qualified plans, the "investment in the contract" can be zero.

     Generally, in the case of a withdrawal under a Non-Qualified Policy before the Annuity Commencement Date, amounts received are first treated as taxable income to the extent that the Accumulation Value immediately before the withdrawal exceeds the "investment in the contract" at that time. Any additional amount withdrawn is not taxable.

     Although the tax consequences may vary depending on the Income Payment option elected under the Policy, in general, only the portion of the Income Payment that represents the amount by which the Accumulation Value exceeds the "investment in the contract" will be taxed; after the investment in the Policy is recovered, the full amount of any additional Income Payments is taxable. For Fixed Income Payments, in general, there is no tax on the portion of each payment which represents the same ratio that the "investment in the contract" bears to the total expected value of the Income Payments for the term of the payments; however, the remainder of each Income Payment is taxable until the recovery of the investment in the contract, and thereafter the full amount of each annuity payment is taxable. If death occurs before full recovery of the investment in the contract, the unrecovered amount may be deducted on the annuitant's final tax return.

     In the case of a distribution pursuant to any Policy, there may be imposed a penalty tax equal to 10% of the amount treated as taxable income. The penalty tax is not imposed in certain circumstances, including, generally, distributions: (1) made on or after the date on which the taxpayer is actual age 59 1/2, (2) made as a result of the Owner's or Annuitant's death or disability, or (3) received in substantially equal installments paid at least annually as a life annuity. Other tax penalties may apply to certain distributions pursuant to a Qualified Policy.

     All non-qualified, deferred annuity contracts issued by NYLIAC (or its affiliates) to the same Owner during any calendar year are to be treated as one annuity contract for purposes of determining the amount includible in an individual's gross income. In addition, there may be other situations in which the Treasury Department may conclude (under its authority to issue regulations) that it would be appropriate to aggregate two or more annuity contracts purchased by the same Owner. Accordingly, an Owner should consult a competent tax adviser before purchasing more than one Policy or other annuity contract.

     A transfer of ownership of a Policy may result in certain income or gift tax consequences to the Owner that are beyond the scope of this discussion. An Owner contemplating any transfer or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

     QUALIFIED PLANS


     The Qualified Policy is designed for use with several types of qualified plans. The tax rules applicable to participants and beneficiaries in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions (including special rules for certain lump sum distributions to individuals who attained the age of 50 by January 1,
1986). Adverse tax consequences may result from contributions in excess of specified limits, distributions prior to age 59 1/2 (subject to certain exceptions), distributions that do not conform to specified minimum distribution rules, aggregate distributions in excess of a specified annual amount, and in certain other circumstances. Therefore, NYLIAC makes no attempt to provide more than general information about use of the Policies with the various types of qualified plans. Owners and participants under qualified plans as well as Annuitants and Beneficiaries are cautioned that the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy issued in connection therewith. Purchasers of Policies for use with any qualified plan should seek competent legal and tax advice regarding the suitability of the Policy therefore.


          (a) Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase annuity policies for their employees are excludible from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes.

          (b) Individual Retirement Annuities. Sections 219 and 408 of the Code permit individuals or their employers to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA", including an employer-sponsored Simplified Employee Pension or "SEP". Individual Retirement Annuities are subject to limitations on the amount which may be contributed and deducted and the time when distributions may commence. In addition, distributions from certain other types of qualified plans may be placed into Individual Retirement Annuities on a tax-deferred basis.

          (c) Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan as that term is normally used, provides for certain deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans, a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), 51 Madison Avenue, New York, New York 10010, is the principal underwriter and the distributor of the Policies and is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.


                                 VOTING RIGHTS

     The Funds are not required to hold routine annual stockholder meetings. Each Fund's Board of Directors/Trustees has decided not to hold routine annual stockholder meetings. Special stockholder meetings will be called when necessary. Not holding routine annual meetings will result in Owners having a lesser role in governing the business of the Funds.

     To the extent required by law, the Eligible Portfolio shares held in the Investment Divisions of the Separate Accounts will be voted by NYLIAC at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Investment Division. If, however, the Investment Company Act of 1940 or any regulation thereunder should be amended, or if the present interpretation thereof should change, and as a result, NYLIAC determines that it is allowed to vote the Eligible Portfolio shares in its own right, NYLIAC may elect to do so.

     The number of votes which are available to an Owner will be calculated separately for each Investment Division of the Separate Accounts. That number will be determined by applying his or her percentage interest, if any, in a particular Investment Division to the total number of votes attributable to the Investment Division. Prior to the Annuity Commencement Date, the Owner holds a voting interest in each Investment Division to which Policy Value is allocated. The number of votes which are available to an Owner will be determined by dividing the Accumulation Value attributable to an Investment Division by the net asset value per share of the applicable Eligible Portfolios.

     The number of votes of the Eligible Portfolio which are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the relevant Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the relevant Fund.

     Fund shares as to which no timely instructions are received will be voted in proportion to the voting instructions which are received with respect to all Policies participating in that Investment Division. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast. Each person having a voting interest in an Investment Division will receive proxy material, reports and other materials relating to the appropriate Eligible Portfolio.

                           TABLE OF CONTENTS FOR THE
                      STATEMENT OF ADDITIONAL INFORMATION

     A Statement of Additional Information is available which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:


                                                                                PAGE
                                                                                ----
THE POLICIES.................................................................     2
INVESTMENT PERFORMANCE CALCULATIONS..........................................     2
GENERAL MATTERS..............................................................     6
FEDERAL TAX MATTERS..........................................................     7
DISTRIBUTOR OF THE POLICIES..................................................     8
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS.......................................     9
STATE REGULATION.............................................................     9
RECORDS AND REPORTS..........................................................     9
LEGAL PROCEEDINGS............................................................     9
INDEPENDENT ACCOUNTANTS......................................................    10
OTHER INFORMATION............................................................    10
FINANCIAL STATEMENTS.........................................................   F-1

                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-I
                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-II

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 1997

                                    FOR THE
                            NYLIAC VARIABLE ANNUITY
       FLEXIBLE PREMIUM MULTI-FUNDED VARIABLE RETIREMENT ANNUITY POLICIES

                                   OFFERED BY
                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the current NYLIAC Variable Annuity Prospectus. Accordingly this Statement should be read in conjunction with the current NYLIAC Variable Annuity Prospectus dated May 1, 1997, which may be obtained by calling New York Life Insurance and Annuity Corporation ("NYLIAC") at (800) 598-2019 or writing to NYLIAC at 51 Madison Avenue, New York, New York 10010. Terms used in the current NYLIAC Variable Annuity Prospectus are incorporated in this Statement.


                               TABLE OF CONTENTS*


                                                                                 PAGE
                                                                                 ----
THE POLICIES (22).............................................................      2
     Valuation of Accumulation Units (28).....................................      2
INVESTMENT PERFORMANCE CALCULATIONS...........................................      2
     MainStay VP Cash Management Investment Division..........................      2
     MainStay VP Government, MainStay VP High Yield Corporate Bond and
       MainStay VP Bond Investment Division Yields............................      3
     Total Return Calculations................................................      4
GENERAL MATTERS...............................................................      6
FEDERAL TAX MATTERS (39)......................................................      7
     Taxation of New York Life Insurance and Annuity Corporation..............      7
     Tax Status of the Policies...............................................      7
DISTRIBUTOR OF THE POLICIES (42)..............................................      8
SAFEKEEPING OF SEPARATE ACCOUNT ASSETS........................................      9
STATE REGULATION..............................................................      9
RECORDS AND REPORTS...........................................................      9
LEGAL PROCEEDINGS.............................................................      9
INDEPENDENT ACCOUNTANTS.......................................................     10
OTHER INFORMATION.............................................................     10
FINANCIAL STATEMENTS..........................................................    F-1


------------
* (Numbers in parentheses refer to page numbers of corresponding sections of the current NYLIAC Variable Annuity Prospectus.)

                                  THE POLICIES

     The following provides additional information about the Policies, to supplement the description in the Prospectus, which may be of interest to some Owners.

     VALUATION OF ACCUMULATION UNITS

     Accumulation Units are valued separately for each Investment Division of each Separate Account. The method used for valuing Accumulation Units in each Investment Division is the same. The value of each Accumulation Unit was arbitrarily set as of the date operations began for the Investment Division. Thereafter, the value of an Accumulation Unit of an Investment Division for any Valuation Period equals the value of an Accumulation Unit in that Investment Division as of the immediately preceding Valuation Period multiplied by the "Net Investment Factor" for that Investment Division for the current Valuation Period.

     The Net Investment Factor for each Investment Division for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

          (a) is the result of:

             (1) the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined at the end of the current Valuation Period, plus

             (2) the per share amount of any dividend or capital gain distribution made by the Eligible Portfolio for shares held in the Investment Division if the "ex-dividend" date occurs during the current Valuation Period;


          (b) is the net asset value per share of the Eligible Portfolio shares held in the Investment Division determined as of the end of the immediately preceding Valuation Period; and



          (c) is a factor representing the charges deducted from the applicable Investment Division on a daily basis. Such factor is equal, on an annual basis, to 1.30% of the daily net asset value of Separate Accounts I and II, respectively, and represents the 1.20% charge for mortality and expense risks (of which .70% is attributable to mortality risks and .50% to expense risks), and the .10% charge for Policy administration expenses. (See "Other Charges" at page 29 of the Prospectus.)


     The Net Investment Factor may be greater or less than one. Therefore, the value of an Accumulation Unit in an Investment Division may increase or decrease from Valuation Period to Valuation Period.

                      INVESTMENT PERFORMANCE CALCULATIONS

     MAINSTAY VP CASH MANAGEMENT INVESTMENT DIVISION

     In accordance with regulations adopted by the Securities and Exchange Commission, if NYLIAC discloses a MainStay VP Cash Management Investment Division's current annualized yield for a seven-day period, it is required to do so in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the MainStay VP Cash Management Portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one unit of a MainStay VP Cash Management Investment Division at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for administrative services and the mortality and expense risk charge and income and expenses accrued during the period. Because of these deductions, the yield for a MainStay VP Cash Management Division of a Separate Account will be lower than the yield for the MainStay VP Cash Management Portfolio.

     The Securities and Exchange Commission also permits NYLIAC to disclose the effective yield of the MainStay VP Cash Management Investment Division for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The yield on amounts held in a MainStay VP Cash Management Investment Division normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Cash Management Investment Division's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the MainStay VP Cash Management Portfolio, the types and quality of portfolio securities held by the MainStay VP Cash Management Portfolio, and its operating expenses.


     For the seven-day period ending December 31, 1996, the MainStay VP Cash Management Portfolio yields for Separate Account-I and Separate Account-II were both 4.16%, and the effective yields were both 4.24%.


    MAINSTAY VP GOVERNMENT, MAINSTAY VP HIGH YIELD CORPORATE BOND AND MAINSTAY VP BOND INVESTMENT DIVISION YIELDS

     The current annualized yield of the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions refers to the income generated by these Investment Divisions over a specified 30-day period. Because the yield is annualized, the yield generated by an Investment Division during the 30 day period is assumed to be generated each 30-day period. The yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

                                             (6)
                            YIELD = 2[(a-b+1)   -1]
                                       ---
                                       cd

Where: a = net investment income earned during the period by the Portfolio attributable to shares owned by the MainStay VP Government, MainStay VP High-Yield Corporate Bond or MainStay VP Bond Investment Division.

         b = expenses accrued for the period (net of reimbursements).

          c = the average daily number of accumulation units outstanding during the period.

         d = the maximum offering price per accumulation unit on the last day of the period.

     Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all Owner accounts. The yield calculations do not reflect the effect of any Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 7% to 0% of the amount of Accumulation Value withdrawn depending on the elapsed time since the Policy was issued.

     Because of the charges and deductions imposed by the Separate Account the yield for the Investment Divisions will be lower than the yield for the corresponding Portfolio of the Fund. The yield on amounts held in the Investment Divisions normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The MainStay VP Government, MainStay VP High Yield Corporate Bond or MainStay VP Bond Investment Division's actual yield will be affected by the types and quality of portfolio securities held by such Portfolio and its operating expenses.


     For the 30-day period ended December 31, 1996, the annualized yields for the MainStay VP Government, MainStay VP High Yield Corporate Bond and MainStay VP Bond Investment Divisions were 5.83%, 6.70% and 4.75% for Separate Account-I, respectively, and 5.83%, 6.70% and 4.75% for Separate Account-II, respectively.


     TOTAL RETURN CALCULATIONS


     This section presents performance data for the MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP
II: Contrafund, Fidelity VIP: Equity-Income, Janus Aspen Balanced and Janus Aspen Worldwide Growth Investment Divisions for various periods of time.



     The data reflect all Separate Account and Fund annual expenses shown in the "Fee Table" which appears on pages 7 and 8 of the Prospectus. The annual policy fee, which is charged to Policies with less than $10,000 of Accumulation Value, is not reflected. This fee, if applicable, would effectively reduce the rates of return credited to a particular Policy. All rates of return presented include the reinvestment of investment income, including interest and dividends. The Separate Accounts had no operations prior to January 29, 1993. For the period of the underlying MainStay VP and Calvert Socially Responsible Portfolios' inception dates to the dates those Portfolios were added to the Separate Accounts, performance assumes that the Policies were available, which they were not. For the period of the inception dates of the Alger American Small Capitalization, Fidelity VIP II: Contrafund, Fidelity VIP: Equity-Income, Janus Aspen Balanced and Janus Aspen Worldwide Growth Portfolios until these Portfolios were added to the Separate Accounts on October 1, 1996, performance assumes that the Policies were available and that these Portfolios were offered under the Policies, which they were not. There is no performance information for the MainStay VP Convertible and the Morgan Stanley Emerging Markets Equity Investment Divisions because they were first offered as of October 1, 1996. The results shown are not an estimate or guarantee of future investment performance.


     AVERAGE ANNUAL TOTAL RETURN. The average annual total return data in the following table are calculated by two methods. The first method is prescribed by the SEC for use when we advertise the performance of the Separate Account and assumes the surrender of the Policy at the end of each period shown. The second method assumes that the Policy is not surrendered and, therefore, does not reflect the deduction of any applicable surrender charges.

     Average annual total return quotations under both calculation methods are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                      (n)
                                P(1+T)   = ERV

Where: P = a hypothetical initial payment of $1,000.

       T = average annual total return.

       n = number of years.

     ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period or the inception date, at the end of the one, five or ten-year period (or fractional portion thereof).





                                                                              MAINSTAY VP
                                   MAINSTAY VP    MAINSTAY VP                 HIGH YIELD    MAINSTAY VP   MAINSTAY VP
                                     CAPITAL         CASH       MAINSTAY VP    CORPORATE    INTERNATIONAL    TOTAL
                                   APPRECIATION   MANAGEMENT    GOVERNMENT       BOND         EQUITY        RETURN
         INCEPTION DATE              1/29/93        1/29/93       1/29/93       5/1/95        5/1/95        1/29/93
---------------------------------  ------------   -----------   -----------   -----------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96)........       9.83%        (2.86%)       (5.40%)        8.38%         2.24%         3.66%
 3 Year (1/1/94-12/31/96)........      11.81%         1.24%         1.83%          N/A           N/A          7.56%
 5 Year (1/1/92-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
10 Year (1/1/87-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
Since inception..................      14.17%         1.51%         2.76%        10.54%         4.49%         9.52%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96)........      17.21%         3.67%         0.96%        15.67%         9.11%        10.63%
 3 Year (1/1/94-12/31/96)........      14.03%         3.46%         4.07%          N/A           N/A          9.92%
 5 Year (1/1/92-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
10 Year (1/1/87-12/31/96)........        N/A           N/A           N/A           N/A           N/A           N/A
Since inception..................      15.61%         2.96%         4.23%        14.93%         8.64%        11.08%



                                                                           MAINSTAY VP   MAINSTAY VP     CALVERT
                                               MAINSTAY VP   MAINSTAY VP     GROWTH        INDEXED      SOCIALLY
                                                  VALUE         BOND         EQUITY        EQUITY      RESPONSIBLE
               INCEPTION DATE                    5/1/95        1/23/84       1/23/84       1/29/84       9/20/88
---------------------------------------------  -----------   -----------   -----------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96)....................     13.96%        (5.62%)       15.15%        13.23%         4.16%
 3 Year (1/1/94-12/31/96)....................       N/A          1.67%        13.97%        15.45%         8.44%
 5 Year (1/1/92-12/31/96)....................       N/A          4.68%        13.00%          N/A          8.02%
10 Year (1/1/87-12/31/96)....................       N/A          6.89%        12.77%          N/A          9.67%
Since inception..............................     17.74%         8.60%        11.51%        13.74%         8.95%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96)....................     21.63%         0.72%        22.89%        20.84%        11.17%
 3 Year (1/1/94-12/31/96)....................       N/A          3.90%        16.11%        17.54%        10.80%
 5 Year (1/1/92-12/31/96)....................       N/A          5.65%        14.03%          N/A          9.02%
10 Year (1/1/87-12/31/96)....................       N/A          6.89%        12.77%          N/A          9.67%
Since inception..............................     22.24%         8.60%        11.51%        15.20%         8.95%

                                            ALGER AMERICAN    FIDELITY      FIDELITY                    JANUS ASPEN
                                                SMALL         VIP II:         VIP:        JANUS ASPEN    WORLDWIDE
                                            CAPITALIZATION   CONTRAFUND   EQUITY-INCOME    BALANCED       GROWTH
              INCEPTION DATE                   9/20/88         1/3/95        10/9/86        9/13/93       9/13/93
------------------------------------------  --------------   ----------   -------------   -----------   -----------
SEC AVERAGE TOTAL RETURN (IF SURRENDERED)
 1 Year (1/1/96-12/31/96).................       (3.65%)        12.10%         5.69%          7.46%        19.34%
 3 Year (1/1/94-12/31/96).................        9.06%           N/A         14.59%          9.73%        14.98%
 5 Year (1/1/92-12/31/96).................        8.56%           N/A         15.51%           N/A           N/A
10 Year (1/1/87-12/31/96).................         N/A            N/A         12.10%           N/A           N/A
Since inception...........................       18.52%         25.26%        11.79%         11.22%        19.88%
AVERAGE ANNUAL TOTAL RETURN (NO SURRENDERS)
 1 Year (1/1/96-12/31/96).................        2.83%         19.64%        12.80%         14.68%        27.36%
 3 Year (1/1/94-12/31/96).................       11.39%           N/A         16.71%         12.03%        17.08%
 5 Year (1/1/92-12/31/96).................        9.57%           N/A         16.45%           N/A           N/A
10 Year (1/1/87-12/31/96).................         N/A            N/A         12.10%           N/A           N/A
Since inception...........................       18.65%         28.63%        11.79%         13.11%        21.55%


     Performance data for the Investment Divisions may be compared, in advertisements, sales literature and reports to shareholders, to: (i) the investment returns on various mutual funds, stocks, bonds, certificates of deposit, tax free bonds, or common stock and bond indexes; and (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria.

     Reports and promotional literature may also contain the ratings New York Life and NYLIAC have received from independent rating agencies. New York Life and NYLIAC are among only a few companies that have consistently received among the highest possible ratings from the four major independent rating companies:
A.M. Best and Moody's (for financial strength and stability) and Standard and Poor's and Duff & Phelps (for claims paying ability). However, neither New York Life nor NYLIAC guarantees the investment performance of the Investment Divisions.

                                GENERAL MATTERS

     NON-PARTICIPATING. The Policies are non-participating; no dividends are payable.


     MISSTATEMENT OF AGE OR SEX. If the Annuitant's stated age, sex or both in the Policy are incorrect, NYLIAC will change the benefits payable to those which the Premium Payments would have purchased for the correct age and sex. Sex is not a factor when annuity benefits are based on unisex annuity payment rate tables. (See "Income Payments--Election of Income Payment Options" at page 35 of the Prospectus.) If payments were made based on incorrect age or sex, we will increase or reduce a later payment or payments to adjust for the error. Any adjustment will include interest, at 3.5% per year, from the date of the wrong payment to the date the adjustment is made.


     ASSIGNMENTS. If permitted by the plan or by law for the plan indicated in the application for the Policy, a Non-Qualified Policy or any interest in it may be assigned by the Owner prior to the Annuity Commencement Date and during the Annuitant's lifetime. NYLIAC will not be deemed to know of an assignment unless it receives a copy of a duly executed instrument evidencing such assignment. Further, NYLIAC assumes no responsi-bility for the validity of any assignment. (See "Federal Tax Matters--Taxation of Annuities in General" at page 40 of the Prospectus.)


     MODIFICATION. NYLIAC may not modify the Policy without the consent of the Owner except to make the Policy meet the requirements of the Investment Company Act of 1940, or to make the Policy comply with any changes in the Internal Revenue Code or as required by the Code or by any other applicable law in order to continue treatment of the Policy as an annuity.

     INCONTESTABILITY. We rely on statements made in the application. They are representations, not warranties. The Policy will not be contested after it has been in force during the lifetime of the annuitant for two years from the Policy Date.

                              FEDERAL TAX MATTERS

     TAXATION OF NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

     NYLIAC is taxed as a life insurance company. Since the Separate Accounts are not entities separate from NYLIAC, and their operations form a part of NYLIAC, they will not be taxed separately as "regulated investment companies" under Subchapter M of the Code. Investment income and realized net capital gains on the assets of the Separate Accounts are reinvested and are taken into account in determining the Accumulation Value. As a result, such investment income and realized net capital gains are automatically retained as part of the reserves under the Policy. Under existing federal income tax law, NYLIAC believes that Separate Account investment income and realized net capital gains should not be taxed to the extent that such income and gains are retained as part of the reserves under the Policy.

     TAX STATUS OF THE POLICIES

     Section 817(h) of the Code requires that the investments of the Separate Accounts must be "adequately diversified" in accordance with Treasury regulations in order for the Policies to qualify as annuity contracts under
Section 72 of the Code. The Separate Accounts intend to comply with the diversification requirements prescribed by the Treasury under Treasury Regulation Section 1.817-5.

     To comply with regulations under Section 817(h) of the Code, the Separate Account is required to diversify its investments, so that on the last day of each quarter of a calendar year, no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. For this purpose, securities of a single issuer are treated as one investment and each U.S. Government agency or instrumentality is treated as a separate issuer. Any security issued, guaranteed, or insured (to the extent so guaranteed or insured) by the U.S. Government or an agency or instrumentality of the U.S. Government is treated as a security issued by the U.S. Government or its agency or instrumentality, whichever is applicable.

     Although the Treasury Department has issued regulations on the diversification requirements, such regulations do not provide guidance concerning the extent to which Owners may direct their investments to particular subaccounts of a separate account, or the permitted number of such subaccounts. It is unclear whether additional guidance in this regard will be issued in the future. It is possible that if such guidance is issued, the Policy may need to be modified to comply with such additional guidance. For these reasons, NYLIAC reserves the right to modify the Policy as necessary to attempt to prevent the Owner from being considered the owner of the assets of the Separate Account or otherwise to qualify the Policy for favorable tax treatment.

     The Code also requires that non-qualified annuity contracts contain specific provisions for distribution of the policy proceeds upon the death of any Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that (a) if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on the Owner's death; and (b) if any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after the Owner's date of death. These requirements will be considered satisfied if the entire interest of the Policy is used to purchase an immediate annuity under which payments will begin within one year of the Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. The Owner's Beneficiary is the person to whom ownership of the Policy passes by reason of death. If the Beneficiary is the Owner's surviving spouse, the Policy may be continued with the surviving spouse as the new Owner. Non-Qualified Policies contain provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in these Policies satisfy all such Code requirements. The provisions contained in these Policies will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

     Withholding of federal income taxes on the taxable portion of all distributions may be required unless the recipient elects not to have any such amounts withheld and properly notifies NYLIAC of that election. Different rules may apply to United States citizens or expatriates living abroad. In addition, some states have enacted legislation requiring withholding.

     Even if a recipient elects no withholding, special withholding rules may require NYLIAC to disregard the recipient's election if the recipient fails to supply NYLIAC with a "TIN" or taxpayer identification number (social security number for individuals) or if the Internal Revenue Service notifies NYLIAC that the TIN provided by the recipient is incorrect.

                          DISTRIBUTOR OF THE POLICIES


     NYLIFE Distributors Inc. ("NYLIFE Distributors"), the distributor of the Policies, will offer the Policies on a continuous basis. NYLIFE Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. NYLIFE Distributors is an indirect wholly-owned subsidiary of New York Life. The maximum commission typically paid to broker-dealers who have entered into dealer agreements with NYLIFE Distributors is 6.5%. A portion of this amount will be paid as commissions to registered representatives.

                     SAFEKEEPING OF SEPARATE ACCOUNT ASSETS

     Title to assets of the Separate Accounts is held by NYLIAC. The assets are kept physically segregated and held separate and apart from NYLIAC's general corporate assets. Records are maintained of all purchases and redemptions of Eligible Portfolio shares held by each of the Investment Divisions.

                                STATE REGULATION

     NYLIAC is a stock life insurance company organized under the laws of Delaware, and is subject to regulation by the Delaware State Insurance Department. An annual statement is filed with the Delaware Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of NYLIAC as of December 31 of the preceding calendar year. Periodically, the Delaware Commissioner of Insurance examines the financial condition of NYLIAC, including the liabilities and reserves of the Separate Accounts.

     In addition, NYLIAC is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain policy rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Policies will be modified accordingly.

                              RECORDS AND REPORTS

     All records and accounts relating to the Separate Accounts will be maintained by NYLIAC. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, NYLIAC will mail to all Owners at their last known address of record, at least semi-annually after the first Policy Year, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS


     In 1995, NYLIAC and New York Life settled a class action related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge, and has now been upheld on appeal, including a recent refusal by the New York State Court of Appeals to permit a discretionary appeal from the Appellate Division. The lone appellant has recently filed two motions in the trial court seeking to enjoin implementation of the settlement and to renew his objections to the settlement. The lone appellant may file a writ of certiorari in the United States Supreme Court during the prescribed statutory period.



     There are also actions in various jurisdictions by individual policyowners who either did or did not exclude themselves from the settlement of the nationwide class action; and in each of two jurisdictions a purported class action claiming to include numerous policyowners who excluded themselves from the settlement of the nationwide class action; and in one jurisdiction a purported class action claiming to include numerous policyowners who did not exclude themselves from the class action. Most of these actions seek substantial or unspecified compensatory and punitive damages.

     NYLIAC is also a defendant in other individual and alleged class actions arising from its insurance, investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.



     Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.


                            INDEPENDENT ACCOUNTANTS

     The annual financial statements of the Separate Accounts and NYLIAC will be audited by Price Waterhouse LLP, independent accountants, 1177 Avenue of the Americas, New York, New York. The financial statements included in this Statement of Additional Information have been included in reliance on the reports of Price Waterhouse, given on the authority of said firm as experts in auditing and accounting.

                               OTHER INFORMATION

     A registration statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 1996


                                            MAINSTAY VP         MAINSTAY VP
                                              CAPITAL               CASH            MAINSTAY VP
                                            APPRECIATION         MANAGEMENT         CONVERTIBLE
                                           ------------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $143,863,325;
    $27,469,850; $1,594,315;
    $39,128,081; $66,905,153;
    $7,675,222; $116,604,936;
    $31,308,533; $23,816,600,
    respectively).......................    $192,941,833        $ 27,469,794        $  1,593,431

LIABILITIES:
  Liability for mortality and
    expense risk charges................         622,230              75,207               2,030
                                            ------------        ------------        ------------
      Total equity......................    $192,319,603        $ 27,394,587        $  1,591,401
                                            ============        ============        ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units
      outstanding:
      10,890,217; 24,435,836; 154,214;
      3,177,332; 5,449,017; 673,567;
      9,369,165; 2,522,358;
      2,079,976, respectively...........    $192,319,603        $ 27,394,587        $  1,591,401
                                            ============        ============        ============
    Variable accumulation
      unit value........................    $      17.66        $       1.12        $      10.32
                                            ============        ============        ============



                                                                                       ALGER
                                            MAINSTAY VP         MAINSTAY VP           AMERICAN
                                               GROWTH             INDEXED              SMALL
                                               EQUITY              EQUITY          CAPITALIZATION
                                           ------------------------------------------------------
ASSETS:
  Investment at net asset value
    (Identified Cost: $47,435,297;
    $66,212,977; $1,236,529; $899,774;
    $2,511,436; $804,806; $956,903;
    $2,624,091; $770,036,
    respectively).......................    $ 49,748,572        $ 83,288,594        $  1,234,989

LIABILITIES:
  Liability for mortality and
    expense risk charges................         157,667             268,147               1,431
                                            ------------        ------------        ------------
      Total equity......................    $ 49,590,905        $ 83,020,447        $  1,233,558
                                            ============        ============        ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units
      outstanding:
      3,085,063; 4,768,016; 128,987;
      69,202; 240,068; 76,688; 94,422;
      256,009; 78,050, respectively.....    $ 49,590,905        $ 83,020,447        $  1,233,558
                                            ============        ============        ============
    Variable accumulation
      unit value........................    $      16.07        $      17.41        $       9.56
                                            ============        ============        ============


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                             VARIABLE ANNUITY SEPARATE ACCOUNT I


                                                          NON-QUALIFIED POLICIES


                        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
     MAINSTAY VP         HIGH YIELD       INTERNATIONAL          TOTAL           MAINSTAY VP        MAINSTAY VP
      GOVERNMENT       CORPORATE BOND         EQUITY             RETURN             VALUE               BOND
    -------------------------------------------------------------------------------------------------------------
     $ 37,499,018       $ 68,946,995       $  7,760,901       $141,900,221       $ 35,382,967       $ 23,333,417

          124,438            203,465             24,991            465,563            108,335             75,370
     ------------       ------------       ------------       ------------       ------------       ------------
     $ 37,374,580       $ 68,743,530       $  7,735,910       $141,434,658       $ 35,274,632       $ 23,258,047
     ============       ============       ============       ============       ============       ============
     $ 37,374,580       $ 68,743,530       $  7,735,910       $141,434,658       $ 35,274,632       $ 23,258,047
     ============       ============       ============       ============       ============       ============
     $      11.76       $      12.62       $      11.48       $      15.10       $      13.98       $      11.18
     ============       ============       ============       ============       ============       ============

                                                                                    JANUS          MORGAN STANLEY
       CALVERT            FIDELITY           FIDELITY            JANUS              ASPEN             EMERGING
       SOCIALLY           VIP II:              VIP:              ASPEN            WORLDWIDE           MARKETS
     RESPONSIBLE         CONTRAFUND       EQUITY-INCOME         BALANCED            GROWTH             EQUITY
    -------------------------------------------------------------------------------------------------------------
     $    893,616       $  2,543,413       $    810,129       $    958,061       $  2,655,897       $    775,898

            2,704              2,584                839                929              2,885              1,111
     ------------       ------------       ------------       ------------       ------------       ------------
     $    890,912       $  2,540,829       $    809,290       $    957,132       $  2,653,012       $    774,787
     ============       ============       ============       ============       ============       ============
     $    890,912       $  2,540,829       $    809,290       $    957,132       $  2,653,012       $    774,787
     ============       ============       ============       ============       ============       ============
     $      12.87       $      10.58       $      10.55       $      10.14       $      10.36       $       9.93
     ============       ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 1996


                                                            MAINSTAY VP           MAINSTAY VP
                                                              CAPITAL                CASH               MAINSTAY VP
                                                           APPRECIATION           MANAGEMENT          CONVERTIBLE(a)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................      $   123,979           $ 1,059,783           $    15,529
  Mortality and expense risk charges..................       (2,043,997)             (280,936)               (2,019)
                                                           ------------          ------------          ------------
      Net investment income (loss)....................       (1,920,018)              778,847                13,510
                                                           ------------          ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................        5,326,909            59,992,345                48,501
  Cost of investments sold............................       (3,271,358)          (59,992,580)              (47,979)
                                                           ------------          ------------          ------------
      Net realized gain (loss) on investments.........        2,055,551                  (235)                  522
  Realized gain distribution received.................               --                    --                 2,681
  Change in unrealized appreciation (depreciation) on
    investments.......................................       24,383,346                    73                  (885)
                                                           ------------          ------------          ------------
      Net gain (loss) on investments..................       26,438,897                  (162)                2,318
                                                           ------------          ------------          ------------
  Decrease attributable to funds of New York Life
    Insurance and Annuity Corporation
    retained by Separate Account......................          (22,494)                 (636)                  (11)
                                                           ------------          ------------          ------------
      Net increase in total equity resulting
        from operations...............................      $24,496,385           $   778,049           $    15,817
                                                           ============          ============          ============



                                                                                                           ALGER
                                                            MAINSTAY VP           MAINSTAY VP            AMERICAN
                                                              GROWTH                INDEXED                SMALL
                                                              EQUITY                EQUITY           CAPITALIZATION(a)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................      $   423,701           $ 1,190,175           $        --
  Mortality and expense risk charges..................         (469,077)             (815,740)               (1,200)
                                                           ------------          ------------          ------------
      Net investment income (loss)....................          (45,376)              374,435                (1,200)
                                                           ------------          ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................          774,362            11,784,259                16,876
  Cost of investments sold............................         (622,826)           (8,410,400)              (17,547)
                                                           ------------          ------------          ------------
      Net realized gain (loss) on investments.........          151,536             3,373,859                  (671)
  Realized gain distribution received.................        6,131,118             1,047,477                    --
  Change in unrealized appreciation (depreciation) on
    investments.......................................        1,120,490             7,690,196                (1,540)
                                                           ------------          ------------          ------------
      Net gain (loss) on investments..................        7,403,144            12,111,532                (2,211)
                                                           ------------          ------------          ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account......................          (11,636)              (20,656)                 (231)
                                                           ------------          ------------          ------------
      Net increase (decrease) in total equity
        resulting
        from operations...............................      $ 7,346,132           $12,465,311           $    (3,642)
                                                           ============          ============          ============


(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                             VARIABLE ANNUITY SEPARATE ACCOUNT I


                                                          NON-QUALIFIED POLICIES


                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
       MAINSTAY VP           HIGH YIELD           INTERNATIONAL             TOTAL              MAINSTAY VP           MAINSTAY VP
       GOVERNMENT          CORPORATE BOND            EQUITY                RETURN                 VALUE                 BOND
    -----------------------------------------------------------------------------------------------------------------
       $ 2,370,034           $ 3,282,723           $   387,909           $ 2,869,178           $   417,187           $ 1,473,135
          (488,925)             (526,301)              (65,414)           (1,619,645)             (264,037)             (272,341)
      ------------          ------------          ------------          ------------          ------------          ------------
         1,881,109             2,756,422               322,495             1,249,533               153,150             1,200,794
      ------------          ------------          ------------          ------------          ------------          ------------
         6,945,244               870,380               519,679             3,933,919               221,675             2,568,888
        (7,411,276)             (743,055)             (479,965)           (2,902,935)             (173,245)           (2,490,000)
      ------------          ------------          ------------          ------------          ------------          ------------
          (466,032)              127,325                39,714             1,030,984                48,430                78,888
                --               888,770                10,103                    --               476,456                    --
        (1,107,570)            2,017,948                68,930            10,463,926             3,713,466            (1,019,234)
      ------------          ------------          ------------          ------------          ------------          ------------
        (1,573,602)            3,034,043               118,747            11,494,910             4,238,352              (940,346)
      ------------          ------------          ------------          ------------          ------------          ------------
            (2,229)              (12,399)               (1,398)              (15,330)               (7,269)               (1,345)
      ------------          ------------          ------------          ------------          ------------          ------------
       $   305,278           $ 5,778,066           $   439,844           $12,729,113           $ 4,384,233           $   259,103
      ============          ============          ============          ============          ============          ============

                                                                                                  JANUS            MORGAN STANLEY
         CALVERT              FIDELITY              FIDELITY                JANUS                 ASPEN               EMERGING
        SOCIALLY               VIP II:                VIP:                  ASPEN               WORLDWIDE              MARKETS
       RESPONSIBLE          CONTRAFUND(a)       EQUITY-INCOME(a)         BALANCED(a)            GROWTH(a)             EQUITY(a)
    -----------------------------------------------------------------------------------------------------------------
       $    19,181           $        --           $        --           $     9,002           $    12,278           $     1,274
            (7,460)               (2,543)                 (844)                 (921)               (2,846)               (1,000)
      ------------          ------------          ------------          ------------          ------------          ------------
            11,721                (2,543)                 (844)                8,081                 9,432                   274
      ------------          ------------          ------------          ------------          ------------          ------------
            28,911                    --                   953                    --                    --                 1,363
           (27,104)                   --                  (890)                   --                    --                (1,377)
      ------------          ------------          ------------          ------------          ------------          ------------
             1,807                    --                    63                    --                    --                   (14)
            47,239                    --                    --                    --                    --                    --
             5,463                31,977                 5,323                 1,158                31,806                 5,862
      ------------          ------------          ------------          ------------          ------------          ------------
            54,509                31,977                 5,386                 1,158                31,806                 5,848
      ------------          ------------          ------------          ------------          ------------          ------------
              (105)                  (40)                    6                    (7)                  (39)                 (111)
      ------------          ------------          ------------          ------------          ------------          ------------
       $    66,125           $    29,394           $     4,548           $     9,232           $    41,199           $     6,011
      ============          ============          ============          ============          ============          ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY

For the years ended December 31, 1996
and December 31, 1995


                                                               MAINSTAY VP                           MAINSTAY VP
                                                          CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                     -------------------------------       -------------------------------
                                                         1996               1995               1996               1995
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................   $ (1,920,018)      $   (675,358)      $    778,847       $    691,140
    Net realized gain (loss) on investments.......      2,055,551          1,334,982               (235)              (102)
    Realized gain distribution received...........             --                 --                 --                 --
    Change in unrealized appreciation
      (depreciation) on investments...............     24,383,346         24,141,960                 73               (115)
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account............................        (22,494)           (48,766)              (636)            (2,176)
                                                     ------------       ------------       ------------       ------------
      Net increase in total equity resulting
        from operations...........................     24,496,385         24,752,818            778,049            688,747
                                                     ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments................     11,223,373          6,213,240        209,046,761        140,652,546
    Policyowners' surrenders......................     (3,554,017)        (1,743,733)        (1,051,462)          (505,701)
    Policyowners' annuity and death benefits......     (1,048,434)          (391,001)           (58,589)          (126,537)
    Net transfers from (to) Fixed Account.........        240,896           (226,638)       (17,698,298)       (34,343,307)
    Transfers between Investment Divisions........     42,660,785         28,526,782       (184,767,230)      (100,371,010)
    Transfer of New York Life Insurance and
      Annuity
      Corporation seed money......................             --         (2,931,892)                --         (5,216,605)
                                                     ------------       ------------       ------------       ------------
      Net contributions and withdrawals...........     49,522,603         29,446,758          5,471,182             89,386
                                                     ------------       ------------       ------------       ------------
        Increase (decrease) in total equity.......     74,018,988         54,199,576          6,249,231            778,133
TOTAL EQUITY:
    Beginning of period...........................    118,300,615         64,101,039         21,145,356         20,367,223
                                                     ------------       ------------       ------------       ------------
    End of period.................................   $192,319,603       $118,300,615       $ 27,394,587       $ 21,145,356
                                                     ============       ============       ============       ============



                                                               MAINSTAY VP                           MAINSTAY VP
                                                              TOTAL RETURN                              VALUE
                                                     -------------------------------       -------------------------------
                                                         1996               1995               1996             1995(A)
                                                     -------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................   $  1,249,533       $  1,339,192       $    153,150       $     35,468
    Net realized gain (loss) on investments.......      1,030,984            934,065             48,430              4,881
    Realized gain distribution received...........             --                 --            476,456                 --
    Change in unrealized appreciation
      (depreciation) on investments...............     10,463,926         17,125,651          3,713,466            360,968
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account............................        (15,330)           (38,993)            (7,269)              (712)
                                                     ------------       ------------       ------------       ------------
      Net increase (decrease) in total equity
        resulting
        from operations...........................     12,729,113         19,359,915          4,384,233            400,605
                                                     ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments................      7,728,846          4,834,385          2,686,173            775,632
    Policyowners' surrenders......................     (3,911,629)        (1,875,367)          (314,427)            (6,417)
    Policyowners' annuity and death benefits......     (1,176,265)          (697,770)           (26,412)                --
    Net transfers from (to) Fixed Account.........       (190,777)        (2,797,019)            55,019             31,146
    Transfers between Investment Divisions........     22,838,889         19,254,405         20,923,800          6,365,280
    Transfer of New York Life Insurance and
      Annuity
      Corporation seed money......................             --         (5,584,239)                --                 --
                                                     ------------       ------------       ------------       ------------
      Net contributions and withdrawals...........     25,289,064         13,134,395         23,324,153          7,165,641
                                                     ------------       ------------       ------------       ------------
        Increase in total equity..................     38,018,177         32,494,310         27,708,386          7,566,246
TOTAL EQUITY:
    Beginning of period...........................    103,416,481         70,922,171          7,566,246                 --
                                                     ------------       ------------       ------------       ------------
    End of period.................................   $141,434,658       $103,416,481       $ 35,274,632       $  7,566,246
                                                     ============       ============       ============       ============


(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                             VARIABLE ANNUITY SEPARATE ACCOUNT I


                                                          NON-QUALIFIED POLICIES


                                                                MAINSTAY VP
    MAINSTAY VP               MAINSTAY VP                       HIGH YIELD                         MAINSTAY VP
    CONVERTIBLE               GOVERNMENT                      CORPORATE BOND                  INTERNATIONAL EQUITY
    ------------     -----------------------------     -----------------------------     -------------------------------
      1996(b)            1996             1995             1996           1995(a)            1996            1995(a)
    -----------------------------------------------------------------------------------------------------------------
    $    13,510      $  1,881,109     $  2,190,138     $  2,756,422     $    483,690     $    322,495      $     72,246
            522          (466,032)        (656,740)         127,325            4,961           39,714             9,618
          2,681                --               --          888,770           91,394           10,103                --
           (885)       (1,107,570)       3,470,494        2,017,948           23,893           68,930            16,749
            (11)           (2,229)         (10,809)         (12,399)          (1,120)          (1,398)             (196)
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
         15,817           305,278        4,993,083        5,778,066          602,818          439,844            98,417
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
        169,046         2,254,998        1,425,712        5,917,987        1,945,091        1,082,586           364,382
         (3,468)       (1,440,538)      (1,129,712)        (837,749)         (72,881)         (54,539)             (944)
             --          (938,740)        (534,624)        (178,205)              --          (27,254)               --
          3,022          (235,117)      (1,846,691)         986,909          103,610          131,997            20,025
      1,406,984          (798,404)       3,233,660       41,300,726       13,197,158        4,423,391         1,258,005
             --                --       (5,190,114)              --               --               --                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      1,575,584        (1,157,801)      (4,041,769)      47,189,668       15,172,978        5,556,181         1,641,468
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      1,591,401          (852,523)         951,314       52,967,734       15,775,796        5,996,025         1,739,885
             --        38,227,103       37,275,789       15,775,796               --        1,739,885                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
    $ 1,591,401      $ 37,374,580     $ 38,227,103     $ 68,743,530     $ 15,775,796     $  7,735,910      $  1,739,885
    ============     ============     ============     ============     ============     ============      ============

                                                                                                          ALGER AMERICAN
             MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP                  SMALL
                BOND                          GROWTH EQUITY                    INDEXED EQUITY             CAPITALIZATION
    -----------------------------     -----------------------------     -----------------------------     --------------
        1996             1995             1996             1995             1996             1995            1996(b)
    -----------------------------------------------------------------------------------------------------------------
    $ 1,200,794      $    996,866     $    (45,376)    $     63,462     $    374,435     $    487,387      $     (1,200)
         78,888            34,253          151,536           29,162        3,373,859        1,215,311              (671)
             --                --        6,131,118        1,927,474        1,047,477        1,468,797                --
     (1,019,234)        1,182,941        1,120,490        1,738,814        7,690,196        9,291,138            (1,540)
         (1,345)           (4,468)         (11,636)          (8,165)         (20,656)         (28,916)             (231)
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
        259,103         2,209,592        7,346,132        3,750,747       12,465,311       12,433,717            (3,642)
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      1,840,303         1,429,794        3,561,882        1,679,421        5,256,430        2,057,459            88,539
       (468,736)         (225,186)        (712,387)        (151,017)      (1,433,327)        (556,051)           (1,040)
       (204,169)         (458,798)        (237,850)         (73,389)        (409,320)        (134,310)               --
        (63,064)         (101,144)         (25,716)         (95,380)         (77,411)        (193,866)          (13,494)
      2,657,996         7,251,639       15,708,702        9,799,458       24,995,760       11,273,452         1,163,195
             --                --               --               --      (10,765,092)      (6,400,000)               --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      3,762,330         7,896,305       18,294,631       11,159,093       17,567,040        6,046,684         1,237,200
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      4,021,433        10,105,897       25,640,763       14,909,840       30,032,351       18,480,401         1,233,558
     19,236,614         9,130,717       23,950,142        9,040,302       52,988,096       34,507,695                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
    $23,258,047      $ 19,236,614     $ 49,590,905     $ 23,950,142     $ 83,020,447     $ 52,988,096      $  1,233,558
    ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1996
and December 31, 1995


                                                                     CALVERT                      FIDELITY
                                                                    SOCIALLY                      VIP II:
                                                                   RESPONSIBLE                   CONTRAFUND
                                                       -----------------------------------     --------------
                                                          1996                   1995(a)          1996(b)
                                                       ------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)....................   $   11,721               $  15,081        $   (2,543)
    Net realized gain on investments................        1,807                     909                --
    Realized gain distribution received.............       47,239                   7,749                --
    Change in unrealized appreciation (depreciation)
      on investments................................        5,463                 (11,620)           31,977
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account..............................         (105)                    (22)              (40)
                                                       ------------             ------------   ------------
      Net increase in total equity resulting
        from operations.............................       66,125                  12,097            29,394
                                                       ------------             ------------   ------------
  Contributions and withdrawals:
    Policyowners' premium payments..................       71,210                  61,054           155,357
    Policyowners' surrenders........................       (7,044)                   (817)              (73)
    Net transfers from Fixed Account................        9,915                     949            14,838
    Transfers between Investment Divisions..........      473,217                 204,206         2,341,313
                                                       ------------             ------------   ------------
      Net contributions and withdrawals.............      547,298                 265,392         2,511,435
                                                       ------------             ------------   ------------
        Increase in total equity....................      613,423                 277,489         2,540,829
TOTAL EQUITY:
    Beginning of period.............................      277,489                      --                --
                                                       ------------             ------------   ------------
    End of period...................................   $  890,912               $ 277,489        $2,540,829
                                                       ============             ============   ============



                                                                                                 JANUS          MORGAN STANLEY
                                                          FIDELITY            JANUS              ASPEN             EMERGING
                                                            VIP:              ASPEN            WORLDWIDE           MARKETS
                                                       EQUITY-INCOME         BALANCED            GROWTH             EQUITY
                                                       --------------     --------------     --------------     --------------
                                                          1996(b)            1996(b)            1996(b)            1996(b)
                                                       ------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)....................     $     (844)        $    8,081         $    9,432         $      274
    Net realized gain (loss) on investments.........             63                 --                 --                (14)
    Change in unrealized appreciation (depreciation)
      on investments................................          5,323              1,158             31,806              5,862
    Increase (decrease) attributable to funds of New
      York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account..............................              6                 (7)               (39)              (111)
                                                       ------------       ------------       ------------       ------------
      Net increase in total equity resulting
        from operations.............................          4,548              9,232             41,199              6,011
                                                       ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments..................         52,277             98,306            240,993             32,353
    Policyowners' surrenders........................             --               (482)            (4,872)            (4,237)
    Net transfers from Fixed Account................          1,901              5,999             33,213              6,633
    Transfers between Investment Divisions..........        750,564            844,077          2,342,479            734,027
                                                       ------------       ------------       ------------       ------------
      Net contributions and withdrawals.............        804,742            947,900          2,611,813            768,776
                                                       ------------       ------------       ------------       ------------
        Increase in total equity....................        809,290            957,132          2,653,012            774,787
TOTAL EQUITY:
    Beginning of period.............................             --                 --                 --                 --
                                                       ------------       ------------       ------------       ------------
    End of period...................................     $  809,290         $  957,132         $2,653,012         $  774,787
                                                       ============       ============       ============       ============


(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                             VARIABLE ANNUITY SEPARATE ACCOUNT I


                                                          NON-QUALIFIED POLICIES


                       (THIS PAGE INTENTIONALLY LEFT BLANK)

STATEMENT OF ASSETS AND LIABILITIES

As of December 31, 1996


                                                            MAINSTAY VP         MAINSTAY VP
                                                              CAPITAL               CASH            MAINSTAY VP
                                                            APPRECIATION         MANAGEMENT         CONVERTIBLE
                                                           ------------------------------------------------------
ASSETS:
  Investment at net asset value (Identified Cost:
    $115,879,082; $22,651,261; $760,118; $25,975,770;
    $34,994,468; $4,867,722; $90,192,819; $21,977,390;
    $18,244,084, respectively)..........................    $153,691,929        $ 22,651,192        $    759,372

LIABILITIES:
  Liability for mortality and expense risk charges......         485,082              70,273                 743
                                                            ------------        ------------        ------------
      Total equity......................................    $153,206,847        $ 22,580,919        $    758,629
                                                            ============        ============        ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding: 8,675,423;
      20,142,107; 73,712; 2,121,902; 2,841,064; 426,276;
      7,184,739; 1,754,012; 1,590,757, respectively.....    $153,206,847        $ 22,580,919        $    758,629
                                                            ============        ============        ============
    Variable accumulation unit value....................    $      17.66        $       1.12        $      10.29
                                                            ============        ============        ============



                                                                                                       ALGER
                                                            MAINSTAY VP         MAINSTAY VP           AMERICAN
                                                               GROWTH             INDEXED              SMALL
                                                               EQUITY              EQUITY          CAPITALIZATION
                                                           ------------------------------------------------------
ASSETS:
  Investment at net asset value (Identified Cost:
    $35,867,941; $52,906,804; $524,972; $805,377;
    $940,780; $533,562; $401,910; $1,035,019; $257,258,
    respectively).......................................    $ 37,669,632        $ 66,071,875        $    526,437

LIABILITIES:
  Liability for mortality and expense risk charges......         119,216             209,168                 490
                                                            ------------        ------------        ------------
      Total equity......................................    $ 37,550,416        $ 65,862,707        $    525,947
                                                            ============        ============        ============
TOTAL EQUITY REPRESENTED BY:
  Equity of Policyowners:
    Variable accumulation units outstanding: 2,336,023;
      3,782,614; 55,000; 61,326; 91,418; 51,024; 39,340;
      100,430; 25,950, respectively.....................    $ 37,550,416        $ 65,862,707        $    525,947
                                                            ============        ============        ============
    Variable accumulation unit value....................    $      16.07        $      17.41        $       9.56
                                                            ============        ============        ============


  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                            VARIABLE ANNUITY SEPARATE ACCOUNT II


                                                          TAX-QUALIFIED POLICIES


                        MAINSTAY VP        MAINSTAY VP        MAINSTAY VP
     MAINSTAY VP         HIGH YIELD       INTERNATIONAL          TOTAL           MAINSTAY VP        MAINSTAY VP
      GOVERNMENT       CORPORATE BOND         EQUITY             RETURN             VALUE               BOND
    -------------------------------------------------------------------------------------------------------------
     $ 25,043,376       $ 35,904,144       $  4,912,829       $108,809,577       $ 24,672,146       $ 17,845,904

           83,663            101,650             14,963            350,429             73,720             58,255
     ------------       ------------       ------------       ------------       ------------       ------------
     $ 24,959,713       $ 35,802,494       $  4,897,866       $108,459,148       $ 24,598,426       $ 17,787,649
     ============       ============       ============       ============       ============       ============
     $ 24,959,713       $ 35,802,494       $  4,897,866       $108,459,148       $ 24,598,426       $ 17,787,649
     ============       ============       ============       ============       ============       ============
     $      11.76       $      12.60       $      11.49       $      15.10       $      14.02       $      11.18
     ============       ============       ============       ============       ============       ============

                                                                                    JANUS          MORGAN STANLEY
       CALVERT            FIDELITY           FIDELITY            JANUS              ASPEN             EMERGING
       SOCIALLY           VIP II:              VIP:              ASPEN            WORLDWIDE           MARKETS
     RESPONSIBLE         CONTRAFUND       EQUITY-INCOME         BALANCED            GROWTH             EQUITY
    -------------------------------------------------------------------------------------------------------------
     $    792,653       $    949,896       $    534,953       $    400,217       $  1,043,650       $    259,775

            2,173                896                506                349                859                233
     ------------       ------------       ------------       ------------       ------------       ------------
     $    790,480       $    949,000       $    534,447       $    399,868       $  1,042,791       $    259,542
     ============       ============       ============       ============       ============       ============
     $    790,480       $    949,000       $    534,447       $    399,868       $  1,042,791       $    259,542
     ============       ============       ============       ============       ============       ============
     $      12.89       $      10.38       $      10.47       $      10.16       $      10.38       $      10.00
     ============       ============       ============       ============       ============       ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF OPERATIONS

For the year ended December 31, 1996


                                                            MAINSTAY VP           MAINSTAY VP
                                                              CAPITAL                CASH               MAINSTAY VP
                                                           APPRECIATION           MANAGEMENT          CONVERTIBLE(a)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................      $    98,607           $   918,360           $     6,476
  Mortality and expense risk charges..................       (1,572,721)             (243,501)                 (739)
                                                           ------------          ------------          ------------
      Net investment income (loss)....................       (1,474,114)              674,859                 5,737
                                                           ------------          ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................        1,013,238            42,100,623                   300
  Cost of investments sold............................         (605,617)          (42,100,793)                 (300)
                                                           ------------          ------------          ------------
      Net realized gain (loss) on investments.........          407,621                  (170)                   --
  Realized gain distribution received.................               --                    --                 1,118
  Change in unrealized appreciation (depreciation) on
    investments.......................................       19,749,356                    30                  (746)
                                                           ------------          ------------          ------------
      Net gain (loss) on investments..................       20,156,977                  (140)                  372
                                                           ------------          ------------          ------------
  Decrease attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account......................          (16,885)                 (579)                   (4)
                                                           ------------          ------------          ------------
      Net increase in total equity resulting
        from operations...............................      $18,665,978           $   674,140           $     6,105
                                                           ============          ============          ============



                                                                                                           ALGER
                                                            MAINSTAY VP           MAINSTAY VP            AMERICAN
                                                              GROWTH                INDEXED                SMALL
                                                              EQUITY                EQUITY           CAPITALIZATION(a)
                                                         ---------------------------------------------------------
INVESTMENT INCOME (LOSS):
  Dividend income.....................................      $   320,362           $   939,994           $        --
  Mortality and expense risk charges..................         (357,960)             (638,666)                 (499)
                                                           ------------          ------------          ------------
      Net investment income (loss)....................          (37,598)              301,328                  (499)
                                                           ------------          ------------          ------------
REALIZED AND UNREALIZED GAIN (LOSS):
  Proceeds from sale of investments...................          477,645            11,224,153                14,934
  Cost of investments sold............................         (362,738)           (7,986,362)              (15,127)
                                                           ------------          ------------          ------------
      Net realized gain (loss) on investments.........          114,907             3,237,791                  (193)
  Realized gain distribution received.................        4,635,761               826,965                    --
  Change in unrealized appreciation (depreciation)
    on investments....................................          909,080             5,372,322                 1,465
                                                           ------------          ------------          ------------
      Net gain (loss) on investments..................        5,659,748             9,437,078                 1,272
                                                           ------------          ------------          ------------
  Increase (decrease) attributable to funds of New
    York Life Insurance and Annuity Corporation
    retained by Separate Account......................           (8,840)              (16,075)                    8
                                                           ------------          ------------          ------------
      Net increase in total equity resulting
        from operations...............................      $ 5,613,310           $ 9,722,331           $       781
                                                           ============          ============          ============


(a) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                            VARIABLE ANNUITY SEPARATE ACCOUNT II


                                                          TAX-QUALIFIED POLICIES


                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
       MAINSTAY VP           HIGH YIELD           INTERNATIONAL             TOTAL              MAINSTAY VP           MAINSTAY VP
       GOVERNMENT          CORPORATE BOND            EQUITY                RETURN                 VALUE                 BOND
    -----------------------------------------------------------------------------------------------------------------
       $ 1,581,583           $ 1,682,111           $   240,677           $ 2,199,253           $   290,239           $ 1,130,695
          (322,586)             (261,015)              (38,631)           (1,196,935)             (178,596)             (211,376)
      ------------          ------------          ------------          ------------          ------------          ------------
         1,258,997             1,421,096               202,046             1,002,318               111,643               919,319
      ------------          ------------          ------------          ------------          ------------          ------------
         3,363,632               745,214               257,353             1,850,956               272,408             1,888,073
        (3,569,832)             (671,483)             (233,841)           (1,404,596)             (216,197)           (1,820,460)
      ------------          ------------          ------------          ------------          ------------          ------------
          (206,200)               73,731                23,512               446,360                56,211                67,613
                --               455,418                 6,289                    --               331,458                    --
          (776,162)              928,223                35,676             7,966,085             2,480,326              (785,904)
      ------------          ------------          ------------          ------------          ------------          ------------
          (982,362)            1,457,372                65,477             8,412,445             2,867,995              (718,291)
      ------------          ------------          ------------          ------------          ------------          ------------
            (1,635)               (6,157)                 (781)              (11,256)               (4,901)               (1,060)
      ------------          ------------          ------------          ------------          ------------          ------------
       $   275,000           $ 2,872,311           $   266,742           $ 9,403,507           $ 2,974,737           $   199,968
      ============          ============          ============          ============          ============          ============

                                                                                                  JANUS            MORGAN STANLEY
         CALVERT              FIDELITY              FIDELITY                JANUS                 ASPEN               EMERGING
        SOCIALLY               VIP II:                VIP:                  ASPEN               WORLDWIDE              MARKETS
       RESPONSIBLE          CONTRAFUND(a)       EQUITY-INCOME(a)         BALANCED(a)            GROWTH(a)             EQUITY(a)
    -----------------------------------------------------------------------------------------------------------------
       $    17,173           $        --           $        --           $     3,872           $     4,826           $       425
            (4,935)                 (881)                 (505)                 (343)                 (842)                 (231)
      ------------          ------------          ------------          ------------          ------------          ------------
            12,238                  (881)                 (505)                3,529                 3,984                   194
      ------------          ------------          ------------          ------------          ------------          ------------
           117,740                 4,284                12,909                40,627                    62                 4,203
          (114,208)               (4,170)              (12,601)              (40,069)                  (62)               (4,163)
      ------------          ------------          ------------          ------------          ------------          ------------
             3,532                   114                   308                   558                    --                    40
            42,293                    --                    --                    --                    --                    --
            (8,190)                9,115                 1,391                (1,693)                8,631                 2,517
      ------------          ------------          ------------          ------------          ------------          ------------
            37,635                 9,229                 1,699                (1,135)                8,631                 2,557
      ------------          ------------          ------------          ------------          ------------          ------------
               (77)                  (15)                   (1)                   (6)                  (17)                   (2)
      ------------          ------------          ------------          ------------          ------------          ------------
       $    49,796           $     8,333           $     1,193           $     2,388           $    12,598           $     2,749
      ============          ============          ============          ============          ============          ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

STATEMENT OF CHANGES IN TOTAL EQUITY

For the years ended December 31, 1996
and December 31, 1995


                                                               MAINSTAY VP                           MAINSTAY VP
                                                          CAPITAL APPRECIATION                     CASH MANAGEMENT
                                                     -------------------------------       -------------------------------
                                                         1996               1995               1996               1995
                                                     -------------------------------------------------------------
INCREASE (DECREASE) IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................   $ (1,474,114)      $   (474,073)      $    674,859       $    540,800
    Net realized gain (loss) on investments.......        407,621            666,077               (170)               (91)
    Realized gain distribution received...........             --                 --                 --                 --
    Change in unrealized appreciation
      (depreciation) on investments...............     19,749,356         17,571,295                 30                (75)
    Decrease attributable to funds of New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account............................        (16,885)           (34,748)              (579)            (1,696)
                                                     ------------       ------------       ------------       ------------
      Net increase in total equity resulting
        from operations...........................     18,665,978         17,728,551            674,140            538,938
                                                     ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments................     13,248,538          9,041,072        159,193,839        118,322,060
    Policyowners' surrenders......................     (4,150,737)        (2,118,856)          (997,807)          (350,660)
    Policyowners' annuity and death benefits......       (354,048)          (388,356)                --                 --
    Net transfers from (to) Fixed Account.........        140,085           (396,334)       (16,336,626)       (31,563,574)
    Transfers between Investment Divisions........     37,494,148         24,663,153       (136,755,752)       (81,161,746)
    Transfer of New York Life Insurance and
      Annuity
      Corporation seed money......................             --         (2,931,895)                --         (5,216,590)
                                                     ------------       ------------       ------------       ------------
      Net contributions and withdrawals...........     46,377,986         27,868,784          5,103,654             29,490
                                                     ------------       ------------       ------------       ------------
        Increase (decrease) in total equity.......     65,043,964         45,597,335          5,777,794            568,428
TOTAL EQUITY:
    Beginning of period...........................     88,162,883         42,565,548         16,803,125         16,234,697
                                                     ------------       ------------       ------------       ------------
    End of period.................................   $153,206,847       $ 88,162,883       $ 22,580,919       $ 16,803,125
                                                     ============       ============       ============       ============



                                                               MAINSTAY VP                           MAINSTAY VP
                                                              TOTAL RETURN                              VALUE
                                                     -------------------------------       -------------------------------
                                                         1996               1995               1996             1995(a)
                                                     -------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)..................   $  1,002,318       $    982,638       $    111,643       $     25,812
    Net realized gain (loss) on investments.......        446,360            630,479             56,211              3,249
    Realized gain distribution received...........             --                 --            331,458                 --
    Change in unrealized appreciation
      (depreciation) on investments...............      7,966,085         11,915,138          2,480,326            214,429
    Increase (decrease) attributable to funds of
      New York
      Life Insurance and Annuity Corporation
      retained by
      Separate Account............................        (11,256)           (27,083)            (4,901)              (419)
                                                     ------------       ------------       ------------       ------------
      Net increase in total equity resulting
        from operations...........................      9,403,507         13,501,172          2,974,737            243,071
                                                     ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments................      8,598,145          6,712,945          2,144,693            409,544
    Policyowners' surrenders......................     (3,109,248)        (1,963,004)          (340,909)           (10,846)
    Policyowners' annuity and death benefits......       (292,743)          (181,627)           (37,598)                --
    Net transfers from (to) Fixed Account.........       (169,531)        (1,606,909)           179,498             38,904
    Transfers between Investment Divisions........     19,659,858         15,653,176         14,663,548          4,333,784
    Transfer of New York Life Insurance and
      Annuity
      Corporation seed money......................             --         (5,584,244)                --                 --
                                                     ------------       ------------       ------------       ------------
      Net contributions and withdrawals...........     24,686,481         13,030,337         16,609,232          4,771,386
                                                     ------------       ------------       ------------       ------------
        Increase in total equity..................     34,089,988         26,531,509         19,583,969          5,014,457
TOTAL EQUITY:
    Beginning of period...........................     74,369,160         47,837,651          5,014,457                 --
                                                     ------------       ------------       ------------       ------------
    End of period.................................   $108,459,148       $ 74,369,160       $ 24,598,426       $  5,014,457
                                                     ============       ============       ============       ============


(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION


                                            VARIABLE ANNUITY SEPARATE ACCOUNT II


                                                          TAX-QUALIFIED POLICIES


                                                                MAINSTAY VP
    MAINSTAY VP               MAINSTAY VP                       HIGH YIELD                         MAINSTAY VP
    CONVERTIBLE               GOVERNMENT                      CORPORATE BOND                  INTERNATIONAL EQUITY
    ------------     -----------------------------     -----------------------------     -------------------------------
      1996(b)            1996             1995             1996           1995(a)            1996            1995(a)
    -----------------------------------------------------------------------------------------------------------------
    $     5,737      $  1,258,997     $  1,357,795     $  1,421,096     $    269,471     $    202,046      $     49,545
             --          (206,200)        (561,227)          73,731            3,674           23,512             5,388
          1,118                --               --          455,418           50,349            6,289                --
           (746)         (776,162)       2,265,252          928,223          (18,548)          35,676             9,430
             (4)           (1,635)          (6,687)          (6,157)            (552)            (781)             (101)
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
          6,105           275,000        3,055,133        2,872,311          304,394          266,742            64,262
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
         46,322         1,956,083        1,292,848        2,698,422          751,710          456,933           142,598
             --        (1,172,007)        (972,188)        (730,510)         (49,784)         (92,408)           (5,915)
             --          (166,939)        (152,495)         (39,751)              --           (9,215)               --
             --          (138,140)        (666,597)         133,504           34,416           37,407            32,137
        706,202           669,666        2,394,522       22,396,428        7,431,354        3,062,319           943,006
             --                --       (5,190,120)              --               --               --                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
        752,524         1,148,663       (3,294,030)      24,458,093        8,167,696        3,455,036         1,111,826
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
        758,629         1,423,663         (238,897)      27,330,404        8,472,090        3,721,778         1,176,088
             --        23,536,050       23,774,947        8,472,090               --        1,176,088                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
    $   758,629      $ 24,959,713     $ 23,536,050     $ 35,802,494     $  8,472,090     $  4,897,866      $  1,176,088
    ============     ============     ============     ============     ============     ============      ============

                                                                                                          ALGER AMERICAN
             MAINSTAY VP                       MAINSTAY VP                       MAINSTAY VP                  SMALL
                BOND                          GROWTH EQUITY                    INDEXED EQUITY             CAPITALIZATION
    -----------------------------     -----------------------------     -----------------------------     --------------
        1996             1995             1996             1995             1996             1995            1996(b)
    -----------------------------------------------------------------------------------------------------------------
    $   919,319      $    765,959     $    (37,598)    $     54,667     $    301,328     $    395,587      $       (499)
         67,613             7,985          114,907           52,386        3,237,791          977,755              (193)
             --                --        4,635,761        1,482,658          826,965        1,192,391                --
       (785,904)          771,258          909,080        1,174,195        5,372,322        7,560,089             1,465
         (1,060)           (3,114)          (8,840)          (5,837)         (16,075)         (23,484)                8
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
        199,968         1,542,088        5,613,310        2,758,069        9,722,331       10,102,338               781
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      1,356,317         1,274,206        2,973,597        1,819,999        5,191,859        2,907,138            27,083
     (1,016,681)         (374,611)        (857,970)        (331,235)      (1,629,285)        (787,628)           (1,082)
        (26,793)          (27,887)         (49,744)          (5,124)        (103,547)         (20,221)               --
         14,027          (466,453)         186,645         (380,607)         209,758         (113,915)           11,702
      2,674,350         6,541,419       11,331,332        9,219,035       20,247,586        9,933,516           487,463
             --                --               --               --      (10,765,101)      (6,400,000)               --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      3,001,220         6,946,674       13,583,860       10,322,068       13,151,270        5,518,890           525,166
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
      3,201,188         8,488,762       19,197,170       13,080,137       22,873,601       15,621,228           525,947
     14,586,461         6,097,699       18,353,246        5,273,109       42,989,106       27,367,878                --
    ------------     ------------     ------------     ------------     ------------     ------------      ------------
    $17,787,649      $ 14,586,461     $ 37,550,416     $ 18,353,246     $ 65,862,707     $ 42,989,106      $    525,947
    ============     ============     ============     ============     ============     ============      ============

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

For the years ended December 31, 1996
and December 31, 1995


                                                                     CALVERT                      FIDELITY
                                                                    SOCIALLY                      VIP II:
                                                                   RESPONSIBLE                   CONTRAFUND
                                                       -----------------------------------     --------------
                                                          1996                   1995(a)          1996(b)
                                                       ------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)....................   $   12,238               $   7,922        $     (881)
    Net realized gain on investments................        3,532                     164               114
    Realized gain distribution received.............       42,293                   4,104                --
    Change in unrealized appreciation (depreciation)
      on investments................................       (8,190)                 (4,534)            9,115
    Decrease attributable to funds of New York Life
      Insurance and Annuity Corporation retained by
      Separate Account..............................          (77)                    (14)              (15)
                                                       ------------             ------------   ------------
      Net increase in total equity resulting from
        operations..................................       49,796                   7,642             8,333
                                                       ------------             ------------   ------------
  Contributions and withdrawals:
    Policyowners' premium payments..................      112,398                   8,840            41,751
    Policyowners' surrenders........................      (19,134)                     --                --
    Net transfers from Fixed Account................       11,968                   2,739             6,319
    Transfers between Investment Divisions..........      494,939                 121,292           892,597
                                                       ------------             ------------   ------------
      Net contributions and withdrawals.............      600,171                 132,871           940,667
                                                       ------------             ------------   ------------
        Increase in total equity....................      649,967                 140,513           949,000
TOTAL EQUITY:
    Beginning of period.............................      140,513                      --                --
                                                       ------------             ------------   ------------
    End of period...................................   $  790,480               $ 140,513        $  949,000
                                                       ============             ============   ============



                                                                                                 JANUS          MORGAN STANLEY
                                                          FIDELITY            JANUS              ASPEN             EMERGING
                                                            VIP:              ASPEN            WORLDWIDE           MARKETS
                                                       EQUITY-INCOME         BALANCED            GROWTH             EQUITY
                                                       --------------     --------------     --------------     --------------
                                                          1996(b)            1996(b)            1996(b)            1996(b)
                                                       ------------------------------------------------------------
INCREASE IN TOTAL EQUITY:
  Operations:
    Net investment income (loss)....................     $     (505)        $    3,529         $    3,984         $      194
    Net realized gain on investments................            308                558                 --                 40
    Change in unrealized appreciation (depreciation)
      on investments................................          1,391             (1,693)             8,631              2,517
    Decrease attributable to funds of New York Life
      Insurance and Annuity Corporation retained by
      Separate Account..............................             (1)                (6)               (17)                (2)
                                                       ------------       ------------       ------------       ------------
      Net increase in total equity resulting
        from operations.............................          1,193              2,388             12,598              2,749
                                                       ------------       ------------       ------------       ------------
  Contributions and withdrawals:
    Policyowners' premium payments..................         53,102             20,348             68,873             21,005
    Policyowners' surrenders........................             --                 --             (1,073)            (1,078)
    Net transfers from (to) Fixed Account...........         (2,670)             5,196              5,954             15,204
    Transfers between Investment Divisions..........        482,822            371,936            956,439            221,662
                                                       ------------       ------------       ------------       ------------
      Net contributions and withdrawals.............        533,254            397,480          1,030,193            256,793
                                                       ------------       ------------       ------------       ------------
        Increase in total equity....................        534,447            399,868          1,042,791            259,542
TOTAL EQUITY:
    Beginning of period.............................             --                 --                 --                 --
                                                       ------------       ------------       ------------       ------------
    End of period...................................     $  534,447         $  399,868         $1,042,791         $  259,542
                                                       ============       ============       ============       ============


(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

  The notes to the financial statements are an integral part of, and should be read in conjunction with, the financial statements.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


NOTES TO FINANCIAL STATEMENTS


NOTE 1-- Organization and Accounting Policies:
--------------------------------------------------------------------------------

N

    ew York Life Insurance and Annuity Corporation Variable Annuity Separate Account I ("Separate Account I") and New York Life Insurance and Annuity Corporation Variable Annuity Separate Account II ("Separate Account II")
were established on October 5, 1992, under Delaware law by New York Life Insurance and Annuity Corporation, a wholly-owned subsidiary of New York Life Insurance Company. These accounts were established to receive and invest premium payments under Non-Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account I) and Qualified Flexible Premium Multi-Funded Variable Retirement Annuity Policies (Separate Account II) issued by New York Life Insurance and Annuity Corporation. Separate Account I policies are designed to establish retirement benefits to provide individuals with supplemental retirement income. Separate Account II policies are designed to establish retirement benefits for individuals who participate in qualified pension, profit sharing or annuity plans. The policies are distributed by NYLIFE Distributors Inc. and sold by registered representatives of NYLIFE Securities Inc., both of which are wholly-owned subsidiaries of NYLIFE Inc., which is a wholly-owned subsidiary of New York Life Insurance Company. Separate Account I and Separate Account II are registered under the Investment Company Act of 1940, as amended, as unit investment trusts.

  The assets of Separate Account I and Separate Account II are invested in the shares of the MainStay VP Series Fund, Inc. (formerly, "New York Life MFA Series Fund, Inc."), The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series and the Morgan Stanley Universal Funds, Inc. (collectively, "Funds"). These assets are clearly identified and distinguished from the other assets and liabilities of New York Life Insurance and Annuity Corporation.

  On October 1, 1996, New York Life Insurance and Annuity Corporation created seven new Investment Divisions within Separate Account I and Separate Account
II. These new Investment Divisions offer the Separate Accounts seven new Eligible Portfolios to invest in: the MainStay VP Convertible Portfolio, the Alger American Small Capitalization Portfolio, the Fidelity VIP II: Contrafund Portfolio, the Fidelity VIP: Equity-Income Portfolio, the Janus Aspen Balanced Portfolio, the Janus Aspen Worldwide Growth Portfolio and the Morgan Stanley Emerging Markets Equity Portfolio.

  Separate Account I and Separate Account II offer the following eighteen variable Investment Divisions, with their respective fund portfolios, for Policyowners to invest premium payments: MainStay VP Capital Appreciation, MainStay VP Cash Management, MainStay VP Convertible, MainStay VP Government, MainStay VP High Yield Corporate Bond, MainStay VP International Equity, MainStay VP Total Return, MainStay VP Value, MainStay VP Bond, MainStay VP Growth Equity, MainStay VP Indexed Equity, Alger American Small Capitalization, Calvert Socially Responsible, Fidelity VIP II: Contrafund, Fidelity VIP:
Equity-Income, Janus Aspen Balanced, Janus Aspen Worldwide Growth and Morgan Stanley Emerging Markets Equity. Each Investment Division of the Separate Accounts will invest exclusively in the corresponding Eligible Portfolio.

  Initial premium payments received are allocated to the MainStay VP Cash Management Investment Division until 15 days after the policy issue date. Thereafter, premium payments will be allocated to the Investment Divisions of Separate Account I or Separate Account II in accordance with the Policyowner's instructions. In addition, the Policyowner has the option to transfer amounts between the Investment Divisions of Separate Account I or Separate Account II and the Fixed Account of New York Life Insurance and Annuity Corporation.

  No Federal income tax is payable on investment income or capital gains of Separate Account I or Separate Account II under current Federal income tax law.

  Security Valuation--The investments are valued at the net asset value of shares of the respective Fund portfolios.

  Security Transactions--Realized gains and losses from security transactions are reported on the identified cost basis. Security transactions are accounted for as of the date the securities are purchased or sold (trade date).

  Distributions Received--Dividend income and capital gain distributions are recorded on the ex-dividend date and reinvested in the corresponding portfolio.

  The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

NOTE 2--Investments (in 000's):
--------------------------------------------------------------------------------


A


    t December 31, 1996, the investments of Separate Account I and Separate Account II are as follows:

                                                                                  MAINSTAY
                                                           MAINSTAY VP               VP
                                                             CAPITAL                CASH              MAINSTAY VP
                                                           APPRECIATION          MANAGEMENT           CONVERTIBLE
                                                           -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Number of shares........................................       10,495               27,470                   155
Identified cost*........................................     $143,863             $ 27,470              $  1,594
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Number of shares........................................        8,360               22,652                    74
Identified cost*........................................     $115,879             $ 22,651              $    760

                                                                                  MAINSTAY               ALGER
                                                           MAINSTAY VP               VP                 AMERICAN
                                                              GROWTH              INDEXED                SMALL
                                                              EQUITY               EQUITY            CAPITALIZATION
                                                           -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Number of shares........................................        2,670                5,175                    30
Identified cost*........................................     $ 47,435             $ 66,213              $  1,237
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Number of shares........................................        2,022                4,105                    13
Identified cost*........................................     $ 35,868             $ 52,907              $    525

* The cost stated also represents the aggregate cost for Federal income tax purposes.

  Investment activity for the year ended December 31, 1996, was as follows:

                                                                                  MAINSTAY
                                                           MAINSTAY VP               VP
                                                             CAPITAL                CASH              MAINSTAY VP
                                                           APPRECIATION          MANAGEMENT           CONVERTIBLE
                                                           -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Purchases...............................................     $ 53,154             $ 66,258              $  1,642
Proceeds from sales.....................................        5,327               59,992                    49
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Purchases...............................................     $ 46,109             $ 47,899              $    760
Proceeds from sales.....................................        1,013               42,101                    --

                                                                                  MAINSTAY               ALGER
                                                           MAINSTAY VP               VP                 AMERICAN
                                                              GROWTH              INDEXED                SMALL
                                                              EQUITY               EQUITY            CAPITALIZATION
                                                           -------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Purchases...............................................     $ 25,227             $ 30,849              $  1,254
Proceeds from sales.....................................          774               11,784                    17
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Purchases...............................................     $ 18,713             $ 25,558              $    540
Proceeds from sales.....................................          478               11,224                    15

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                     MAINSTAY VP        MAINSTAY VP      MAINSTAY VP
    MAINSTAY VP       HIGH YIELD       INTERNATIONAL        TOTAL        MAINSTAY VP      MAINSTAY VP
    GOVERNMENT      CORPORATE BOND        EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
         3,909            5,938                728            9,745           2,545            1,819
     $  39,128         $ 66,905          $   7,675        $ 116,605       $  31,309         $ 23,817
         2,611            3,092                461            7,472           1,775            1,391
     $  25,976         $ 34,994          $   4,868        $  90,193       $  21,977         $ 18,244

                                                                            JANUS        MORGAN STANLEY
      CALVERT          FIDELITY          FIDELITY           JANUS           ASPEN           EMERGING
     SOCIALLY          VIP II:             VIP:             ASPEN         WORLDWIDE         MARKETS
    RESPONSIBLE       CONTRAFUND       EQUITY-INCOME      BALANCED         GROWTH            EQUITY
    ---------------------------------------------------------------------------------------------------
           504              154                 39               65             137               79
     $     900         $  2,511          $     805        $     957       $   2,624         $    770
           447               57                 25               27              54               27
     $     805         $    941          $     534        $     402       $   1,035         $    257

                     MAINSTAY VP        MAINSTAY VP      MAINSTAY VP
    MAINSTAY VP       HIGH YIELD       INTERNATIONAL        TOTAL        MAINSTAY VP      MAINSTAY VP
    GOVERNMENT      CORPORATE BOND        EQUITY           RETURN           VALUE             BOND
    ---------------------------------------------------------------------------------------------------
     $   7,666         $ 51,856          $   6,427        $  30,590       $  24,258         $  7,542
         6,945              870                520            3,934             222            2,569
     $   5,776         $ 27,154          $   3,932        $  27,640       $  17,382         $  5,820
         3,364              745                257            1,851             272            1,888

                                                                            JANUS        MORGAN STANLEY
      CALVERT          FIDELITY          FIDELITY           JANUS           ASPEN           EMERGING
     SOCIALLY          VIP II:             VIP:             ASPEN         WORLDWIDE         MARKETS
    RESPONSIBLE       CONTRAFUND       EQUITY-INCOME      BALANCED         GROWTH            EQUITY
    ---------------------------------------------------------------------------------------------------
     $     637         $  2,511          $     806        $     957       $   2,624         $    771
            29               --                  1               --              --                1
     $     774         $    945          $     546        $     442       $   1,035         $    261
           118                4                 13               41              --                4

  During the year New York Life Insurance and Annuity Corporation withdrew $10,765,092 and $10,765,101 from Separate Account I and Separate Account II, respectively. These amounts represented the remaining New York Life Insurance and Annuity Corporation's January 29, 1993 initial investment in the Separate Accounts. These amounts included accumulated appreciation of $3,587,747 in Separate Account I and $3,587,753 in Separate Account II.

NOTE 3--Mortality and Expense Risk Charges:
--------------------------------------------------------------------------------


S

   eparate Account I and Separate Account II are charged for administrative services provided and the mortality and expense risks assumed by New York Life Insurance and Annuity Corporation. These charges are made daily at an annual rate of 1.30% of the daily net asset value of each Investment
Division. The amounts of these charges retained in the Investment Divisions represent funds of New York Life Insurance and Annuity Corporation. Accordingly, New York Life Insurance and Annuity Corporation participates in the results of each Investment Division ratably with the Policyowners.

--------------------------------------------------------------------------------
NOTE 4 --Distribution of Net Income:
--------------------------------------------------------------------------------


S

   eparate Account I and Separate Account II do not expect to declare dividends to Policyowners from accumulated net investment income and realized gains. The income and gains are distributed to Policyowners as part of withdrawals of amounts (in the form of surrenders, death benefits, transfers, or annuity payments) in excess of the net premium payments.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


                      (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 5-- Cost to Policyowners (in 000's):
--------------------------------------------------------------------------------


A

    t December 31, 1996, the cost to Policyowners for accumulation units outstanding, with adjustments for net investment income, market appreciation (depreciation) and deduction for expenses is as follows:

                                                             MAINSTAY VP         MAINSTAY VP
                                                               CAPITAL               CASH            MAINSTAY VP
                                                             APPRECIATION         MANAGEMENT         CONVERTIBLE
                                                            ------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................      $142,886            $ 25,362            $  1,575
Accumulated net investment income (loss).................        (2,994)              2,038                  14
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................         3,419                  --                   3
Unrealized appreciation (depreciation) on investments....        49,079                  --                  (1)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...           (70)                 (5)                 --
                                                               --------            --------            --------
Net amount applicable to Policyowners....................      $192,320            $ 27,395            $  1,591
                                                               ========            ========            ========

                                                                                                        ALGER
                                                             MAINSTAY VP         MAINSTAY VP           AMERICAN
                                                                GROWTH             INDEXED              SMALL
                                                                EQUITY              EQUITY          CAPITALIZATION
                                                            ------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................      $ 38,440            $ 57,052            $  1,238
Accumulated net investment income (loss).................            97               1,449                  (1)
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................         8,761               7,495                  (1)
Unrealized appreciation (depreciation) on investments....         2,313              17,076                  (2)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...           (20)                (52)                 --
                                                               --------            --------            --------
Net amount applicable to Policyowners....................      $ 49,591            $ 83,020            $  1,234
                                                               ========            ========            ========

                                                             MAINSTAY VP         MAINSTAY VP
                                                               CAPITAL               CASH            MAINSTAY VP
                                                             APPRECIATION         MANAGEMENT         CONVERTIBLE
                                                            ------------------------------------------------------
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................      $116,516            $ 20,936            $    753
Accumulated net investment income (loss).................        (2,217)              1,649                   6
Accumulated net realized gain (loss) on investments and
  realized gain distributions received...................         1,147                  --                   1
Unrealized appreciation (depreciation) on investments....        37,813                  --                  (1)
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...           (52)                 (4)                 --
                                                               --------            --------            --------
Net amount applicable to Policyowners....................      $153,207            $ 22,581            $    759
                                                               ========            ========            ========

                                                                                                        ALGER
                                                             MAINSTAY VP         MAINSTAY VP           AMERICAN
                                                                GROWTH             INDEXED              SMALL
                                                                EQUITY              EQUITY          CAPITALIZATION
                                                            ------------------------------------------------------
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Cost to Policyowners (net of withdrawals)................      $ 29,131            $ 45,039            $    525
Accumulated net investment income (loss).................            62               1,149                  --
Accumulated net realized gain on investments and
  realized gain distributions received...................         6,570               6,552                  --
Unrealized appreciation (depreciation) on investments....         1,802              13,165                   1
Decrease attributable to funds of New York Life Insurance
  and Annuity Corporation retained by Separate Account...           (15)                (42)                 --
                                                               --------            --------            --------
Net amount applicable to Policyowners....................      $ 37,550            $ 65,863            $    526
                                                               ========            ========            ========

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
       MAINSTAY VP           HIGH YIELD           INTERNATIONAL             TOTAL              MAINSTAY VP           MAINSTAY VP
       GOVERNMENT          CORPORATE BOND            EQUITY                RETURN                 VALUE                 BOND
    -----------------------------------------------------------------------------------------------------------------
        $  32,750             $  62,364             $   7,198             $ 110,018             $  30,490             $  20,944
            7,389                 3,240                   395                 4,039                   189                 2,757
           (1,122)                1,112                    59                 2,136                   530                    46
           (1,629)                2,042                    86                25,295                 4,074                  (483)
              (13)                  (14)                   (2)                  (53)                   (8)                   (6)
         --------              --------              --------              --------              --------              --------
        $  37,375             $  68,744             $   7,736             $ 141,435             $  35,275             $  23,258
         ========              ========              ========              ========              ========              ========

                                                                                                  JANUS            MORGAN STANLEY
         CALVERT              FIDELITY              FIDELITY                JANUS                 ASPEN               EMERGING
        SOCIALLY               VIP II:                VIP:                  ASPEN               WORLDWIDE              MARKETS
       RESPONSIBLE           CONTRAFUND           EQUITY-INCOME           BALANCED               GROWTH                EQUITY
    -----------------------------------------------------------------------------------------------------------------
        $     812             $   2,512             $     805             $     948             $   2,612             $     769
               27                    (3)                   (1)                    8                     9                    --
               58                    --                    --                    --                    --                    --
               (6)                   32                     5                     1                    32                     6
               --                    --                    --                    --                    --                    --
         --------              --------              --------              --------              --------              --------
        $     891             $   2,541             $     809             $     957             $   2,653             $     775
         ========              ========              ========              ========              ========              ========

                             MAINSTAY VP           MAINSTAY VP           MAINSTAY VP
       MAINSTAY VP           HIGH YIELD           INTERNATIONAL             TOTAL              MAINSTAY VP           MAINSTAY VP
       GOVERNMENT          CORPORATE BOND            EQUITY                RETURN                 VALUE                 BOND
    -----------------------------------------------------------------------------------------------------------------
        $  22,019             $  32,625             $   4,567             $  85,740             $  21,380             $  16,086
            4,657                 1,691                   252                 2,930                   137                 2,055
             (775)                  583                    35                 1,210                   391                    49
             (932)                  910                    45                18,617                 2,695                  (398)
               (9)                   (7)                   (1)                  (38)                   (5)                   (4)
         --------              --------              --------              --------              --------              --------
        $  24,960             $  35,802             $   4,898             $ 108,459             $  24,598             $  17,788
         ========              ========              ========              ========              ========              ========

                                                                                                  JANUS            MORGAN STANLEY
         CALVERT              FIDELITY              FIDELITY                JANUS                 ASPEN               EMERGING
        SOCIALLY               VIP II:                VIP:                  ASPEN               WORLDWIDE              MARKETS
       RESPONSIBLE           CONTRAFUND           EQUITY-INCOME           BALANCED               GROWTH                EQUITY
    -----------------------------------------------------------------------------------------------------------------
        $     733             $     941             $     534             $     397             $   1,030             $     257
               20                    (1)                   (1)                    4                     4                    --
               50                    --                    --                     1                    --                    --
              (13)                    9                     1                    (2)                    9                     3
               --                    --                    --                    --                    --                    --
         --------              --------              --------              --------              --------              --------
        $     790             $     949             $     534             $     400             $   1,043             $     260
         ========              ========              ========              ========              ========              ========

NOTE 6--Unit Transactions (in 000's):
--------------------------------------------------------------------------------


T


    ransactions in accumulation units for the years ended December 31, 1996 and December 31, 1995, were as follows:

                                                              MAINSTAY VP                             MAINSTAY VP
                                                          CAPITAL APPRECIATION                      CASH MANAGEMENT
                                                      ----------------------------            ----------------------------
                                                        1996                1995                1996                1995
                                                      ------------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation................         --                (250)                 --             (5,000)
Units issued on premium payments...................        682                 456             189,700            132,513
Units redeemed on surrenders.......................       (216)               (132)               (955)              (479)
Units redeemed on annuity and death benefits.......        (62)                (30)                (53)              (119)
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................         16                 (19)            (16,041)           (32,549)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      2,618               2,125            (167,769)           (94,442)
                                                      --------            --------            --------            --------
  Net increase (decrease)..........................      3,038               2,150               4,882                (76)
Units outstanding, beginning of period.............      7,852               5,702              19,554             19,630
                                                      --------            --------            --------            --------
Units outstanding, end of period...................     10,890               7,852              24,436             19,554
                                                      ========            ========            ========            ========
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation................         --                (250)                 --             (5,000)
Units issued on premium payments...................        803                 684             144,385            111,587
Units redeemed on surrenders.......................       (250)               (158)               (902)              (331)
Units redeemed on annuity and death benefits.......        (21)                (32)                 --                 --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................          9                 (31)            (14,788)           (29,924)
Units issued (redeemed) on transfers between
  Investment Divisions.............................      2,282               1,852            (124,092)           (76,440)
                                                      --------            --------            --------            --------
  Net increase (decrease)..........................      2,823               2,065               4,603               (108)
Units outstanding, beginning of period.............      5,852               3,787              15,539             15,647
                                                      --------            --------            --------            --------
Units outstanding, end of period...................      8,675               5,852              20,142             15,539
                                                      ========            ========            ========            ========

                                                              MAINSTAY VP                             MAINSTAY VP
                                                              TOTAL RETURN                               VALUE
                                                      ----------------------------            ----------------------------
                                                        1996                1995                1996              1995(a)
                                                      ------------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation................         --                (500)                 --                 --
Units issued on premium payments...................        543                 386                 214                 71
Units redeemed on surrenders.......................       (272)               (153)                (25)                --
Units redeemed on annuity and death benefits.......        (83)                (55)                 (2)                --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (13)               (245)                  5                  3
Units issued on transfers between
  Investment Divisions.............................      1,615               1,562               1,672                584
                                                      --------            --------            --------            --------
  Net increase.....................................      1,790                 995               1,864                658
Units outstanding, beginning of period.............      7,579               6,584                 658                 --
                                                      --------            --------            --------            --------
Units outstanding, end of period...................      9,369               7,579               2,522                658
                                                      ========            ========            ========            ========
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units redeemed on withdrawal by New York Life
  Insurance and Annuity Corporation................         --                (500)                 --                 --
Units issued on premium payments...................        602                 549                 170                 37
Units redeemed on surrenders.......................       (217)               (158)                (27)                --
Units redeemed on annuity and death benefits.......        (21)                (15)                 (3)                --
Units issued (redeemed) on net transfers from (to)
  Fixed Account....................................        (11)               (138)                 14                  3
Units issued on transfers between Investment
  Divisions........................................      1,382               1,271               1,165                395
                                                      --------            --------            --------            --------
  Net increase.....................................      1,735               1,009               1,319                435
Units outstanding, beginning of period.............      5,450               4,441                 435                 --
                                                      --------            --------            --------            --------
Units outstanding, end of period...................      7,185               5,450               1,754                435
                                                      ========            ========            ========            ========

(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                                                       MAINSTAY VP
    MAINSTAY VP              MAINSTAY VP               HIGH YIELD                    MAINSTAY VP
    CONVERTIBLE              GOVERNMENT              CORPORATE BOND              INTERNATIONAL EQUITY
    -----------         ---------------------     ---------------------     ------------------------------
      1996(b)             1996         1995         1996       1995(a)        1996             1995(a)
    ------------------------------------------------------------------------------------------------------
            --               --         (500)          --           --           --                  --
            17              197          131          501          185           99                  36
            --             (126)        (103)         (71)          (7)          (5)                 --
            --              (83)         (49)         (14)          --           (2)                 --
            --              (20)        (176)          85           10           12                   2
           137              (72)         292        3,502        1,258          405                 127
      --------          --------     --------     --------     --------     --------           --------
           154             (104)        (405)       4,003        1,446          509                 165
            --            3,281        3,686        1,446           --          165                  --
      --------          --------     --------     --------     --------     --------           --------
           154            3,177        3,281        5,449        1,446          674                 165
      ========          ========     ========     ========     ========     ========           ========
            --               --         (500)          --           --           --                  --
             5              171          118          227           71           41                  14
            --             (102)         (89)         (61)          (4)          (8)                 --
            --              (15)         (14)          (3)          --           (1)                 --
            --              (12)         (63)          11            3            3                   3
            69               60          217        1,889          708          279                  95
      --------          --------     --------     --------     --------     --------           --------
            74              102         (331)       2,063          778          314                 112
            --            2,020        2,351          778           --          112                  --
      --------          --------     --------     --------     --------     --------           --------
            74            2,122        2,020        2,841          778          426                 112
      ========          ========     ========     ========     ========     ========           ========

                                                                                                ALGER
                                                                                               AMERICAN
            MAINSTAY VP                   MAINSTAY VP               MAINSTAY VP                 SMALL
                BOND                     GROWTH EQUITY            INDEXED EQUITY            CAPITALIZATION
    ----------------------------     ---------------------     ---------------------        --------------
       1996               1995         1996         1995         1996         1995             1996(b)
    ------------------------------------------------------------------------------------------------------
            --               --           --           --         (718)        (532)                 --
           169              137          244          138          335          157                   9
           (43)             (22)         (48)         (13)         (91)         (45)                 --
           (19)             (42)         (16)          (6)         (26)          (9)                 --
            (6)             (10)          (2)         (10)          (3)         (17)                 (1)
           246              709        1,076          841        1,594          887                 121
      --------          --------     --------     --------     --------     --------           --------
           347              772        1,254          950        1,091          441                 129
         1,733              961        1,831          881        3,677        3,236                  --
      --------          --------     --------     --------     --------     --------           --------
         2,080            1,733        3,085        1,831        4,768        3,677                 129
      ========          ========     ========     ========     ========     ========           ========
            --               --           --           --         (718)        (532)                 --
           125              122          205          154          330          235                   3
           (93)             (35)         (58)         (28)        (102)         (64)                 --
            (2)              (3)          (3)          --           (6)          (2)                 --
             1              (47)          13          (33)          14           (9)                  1
           246              636          776          796        1,282          788                  51
      --------          --------     --------     --------     --------     --------           --------
           277              673          933          889          800          416                  55
         1,314              641        1,403          514        2,983        2,567                  --
      --------          --------     --------     --------     --------     --------           --------
         1,591            1,314        2,336        1,403        3,783        2,983                  55
      ========          ========     ========     ========     ========     ========           ========

--------------------------------------------------------------------------------

                                                                CALVERT                  FIDELITY           FIDELITY
                                                                SOCIALLY                 VIP II:              VIP:
                                                              RESPONSIBLE               CONTRAFUND       EQUITY-INCOME
                                                       --------------------------     --------------     --------------
                                                         1996            1995(a)         1996(b)            1996(b)
                                                       ------------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units issued on premium payments....................         6                 6               15                  5
Units redeemed on surrenders........................        (1)               --               --                 --
Units issued on net transfers from
  Fixed Account.....................................         1                --                1                 --
Units issued on transfers between
  Investment Divisions..............................        39                18              224                 72
                                                           ---               ---              ---                ---
  Net increase......................................        45                24              240                 77
Units outstanding, beginning of period..............        24                --               --                 --
                                                           ---               ---              ---                ---
Units outstanding, end of period....................        69                24              240                 77
                                                           ===               ===              ===                ===
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units issued on premium payments....................         9                 1                4                  5
Units redeemed on surrenders........................        (2)               --               --                 --
Units issued on net transfers from
  Fixed Account.....................................         1                --                1                 --
Units issued on transfers between
  Investment Divisions..............................        41                11               86                 46
                                                           ---               ---              ---                ---
  Net increase......................................        49                12               91                 51
Units outstanding, beginning of period..............        12                --               --                 --
                                                           ---               ---              ---                ---
Units outstanding, end of period....................        61                12               91                 51
                                                           ===               ===              ===                ===

                                                                              JANUS          MORGAN STANLEY
                                                           JANUS              ASPEN             EMERGING
                                                           ASPEN            WORLDWIDE           MARKETS
                                                          BALANCED            GROWTH             EQUITY
                                                       --------------     --------------     --------------
                                                          1996(b)            1996(b)            1996(b)
                                                       ----------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Units issued on premium payments....................             9                 24                  3
Units issued on net transfers from
  Fixed Account.....................................             1                  3                  1
Units issued on transfers between
  Investment Divisions..............................            84                229                 74
                                                               ---                ---                ---
  Net increase......................................            94                256                 78
Units outstanding, beginning of period..............            --                 --                 --
                                                               ---                ---                ---
Units outstanding, end of period....................            94                256                 78
                                                               ===                ===                ===
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Units issued on premium payments....................             2                  6                  2
Units issued on net transfers from
  Fixed Account.....................................             1                  1                  2
Units issued on transfers between
  Investment Divisions..............................            36                 93                 22
                                                               ---                ---                ---
  Net increase......................................            39                100                 26
Units outstanding, beginning of period..............            --                 --                 --
                                                               ---                ---                ---
Units outstanding, end of period....................            39                100                 26
                                                               ===                ===                ===

(a) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(b) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


                       (THIS PAGE INTENTIONALLY LEFT BLANK)

NOTE 7--Selected Per Unit Data+:
--------------------------------------------------------------------------------

T
    he following table presents selected per accumulation unit income and capital changes (for an accumulation unit outstanding throughout each period) with respect to each Investment Division of Separate Account I and Separate Account II:

                                                             MAINSTAY VP CAPITAL APPRECIATION
                                                             -------------------------------------------
                                                              1996        1995        1994       1993(a)
                                                             -------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $15.07      $11.24      $11.91      $10.00
Net investment income (loss)..............................    (0.20)      (0.10)      (0.08)      (0.08)
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions)...................     2.79        3.93       (0.59)       1.99
                                                             ------      ------      ------      ------
Unit value, end of period.................................   $17.66      $15.07      $11.24      $11.91
                                                             ======      ======      ======      ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $15.07      $11.24      $11.91      $10.00
Net investment income (loss)..............................    (0.20)      (0.10)      (0.08)      (0.09)
Net realized and unrealized gains (losses) on security
  transactions and realized capital gain distributions
  received (includes the effect of capital share
  transactions)...........................................     2.79        3.93       (0.59)       2.00
                                                             ------      ------      ------      ------
Unit value, end of period.................................   $17.66      $15.07      $11.24      $11.91
                                                             ======      ======      ======      ======

                                                                 MAINSTAY VP
                                                                INTERNATIONAL
                                                             EQUITY                  MAINSTAY VP TOTAL RETURN
                                                             -------------------     -------------------------------------------
                                                              1996       1995(c)      1996        1995        1994       1993(a)
                                                             ------------------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $10.53      $10.00      $13.65      $10.77      $11.37      $10.00
Net investment income (loss)..............................     0.71        0.91        0.14        0.20        0.22        0.24
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions)...................     0.24       (0.38)       1.31        2.68       (0.82)       1.13
                                                             ------      ------      ------      ------      ------      ------
Unit value, end of period.................................   $11.48      $10.53      $15.10      $13.65      $10.77      $11.37
                                                             ======      ======      ======      ======      ======      ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $10.53      $10.00      $13.65      $10.77      $11.37      $10.00
Net investment income (loss)..............................     0.75        1.11        0.16        0.21        0.24        0.17
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions)...................     0.21       (0.58)       1.29        2.67       (0.84)       1.20
                                                             ------      ------      ------      ------      ------      ------
Unit value, end of period.................................   $11.49      $10.53      $15.10      $13.65      $10.77      $11.37
                                                             ======      ======      ======      ======      ======      ======

                                                             MAINSTAY VP INDEXED EQUITY
                                                             -------------------------------------------
                                                              1996        1995        1994       1993(a)
                                                             -------------------------------------------
SEPARATE ACCOUNT I (NON-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $14.41      $10.66      $10.72      $10.00
Net investment income (loss)..............................     0.09        0.15        0.14        0.13
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions)...................     2.91        3.60       (0.20)       0.59
                                                             ------      ------      ------      ------
Unit value, end of period.................................   $17.41      $14.41      $10.66      $10.72
                                                             ======      ======      ======      ======
SEPARATE ACCOUNT II (TAX-QUALIFIED POLICIES)
Unit value, beginning of period...........................   $14.41      $10.66      $10.72      $10.00
Net investment income (loss)..............................     0.10        0.15        0.13        0.10
Net realized and unrealized gains (losses) on security
  transactions
  and realized capital gain distributions received
  (includes the
  effect of capital share transactions)...................     2.90        3.60       (0.19)       0.62
                                                             ------      ------      ------      ------
Unit value, end of period.................................   $17.41      $14.41      $10.66      $10.72
                                                             ======      ======      ======      ======

 + Per unit data based on average monthly units outstanding during the period. ++ Per unit data based on average daily units outstanding during the period.
(a) For the period January 29, 1993 (Commencement of Operations) through December 31, 1993.
(b) For the period December 15, 1993 (Commencement of Operations) through December 31, 1993.
(c) For the period May 1, 1995 (Commencement of Operations) through December 31, 1995.
(d) For the period October 1, 1996 (Commencement of Operations) through December 31, 1996.

                                 NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
                                     VARIABLE ANNUITY SEPARATE ACCOUNTS I AND II
                                        NON-QUALIFIED AND TAX-QUALIFIED POLICIES


--------------------------------------------------------------------------------

                                                                                                                   MAINSTAY VP
                  MAINSTAY VP                   MAINSTAY VP                     MAINSTAY VP                         HIGH YIELD
                CASH MANAGEMENT                 CONVERTIBLE                     GOVERNMENT                        CORPORATE BOND
    ---------------------------------------     -----------     -------------------------------------------     ------------------
     1996    1995        1994       1993(a)       1996(d)        1996        1995        1994       1993(a)      1996      1995(c)
    -----------------------------------------------------------------------------------------------------------------
    $ 1.08  $ 1.04      $ 1.01      $ 1.00        $ 10.00       $11.65      $10.11      $10.44      $10.00      $10.91     $10.00
      0.04    0.04        0.03        0.01           0.15         0.57        0.68        0.68        0.70        0.81       0.76
        --      --          --          --           0.17        (0.46)       0.86       (1.01)      (0.26)       0.90       0.15
    ------  -------     -------     -------     -----------     -------     -------     -------     -------     ------     -------
    $ 1.12  $ 1.08      $ 1.04      $ 1.01        $ 10.32       $11.76      $11.65      $10.11      $10.44      $12.62     $10.91
    ======  =======     =======     =======     ============    ========    ========    ========    ========    ======     ========
    $ 1.08  $ 1.04      $ 1.01      $ 1.00        $ 10.00       $11.65      $10.11      $10.44      $10.00      $10.89     $10.00
      0.04    0.04        0.03        0.01           0.15         0.58        0.68        0.70        0.60        0.84       0.84
        --      --          --          --           0.14        (0.47)       0.86       (1.03)      (0.16)       0.87       0.05
    ------  -------     -------     -------     -----------     -------     -------     -------     -------     ------     -------
    $ 1.12  $ 1.08      $ 1.04      $ 1.01        $ 10.29       $11.76      $11.65      $10.11      $10.44      $12.60     $10.89
    ======  =======     =======     =======     ============    ========    ========    ========    ========    ======     ========

       MAINSTAY VP                             MAINSTAY VP                                      MAINSTAY VP
          VALUE                                   BOND                                         GROWTH EQUITY
    ------------------     ---------------------------------------------------     -------------------------------------
     1996      1995(c)       1996          1995          1994        1993++(b)       1996          1995          1994
    -----------------------------------------------------------------------------------------------------------------
    $11.50     $10.00       $ 11.10       $  9.51       $  9.97       $    --       $ 13.08       $ 10.26       $ 10.27
      0.10       0.13          0.63          0.71          1.18            --         (0.02)         0.05          0.23
      2.38       1.37         (0.55)         0.88         (1.64)           --          3.01          2.77         (0.24)
    ------     -------     ---------     ---------     ---------     ---------     ---------     ---------     ---------
    $13.98     $11.50       $ 11.18       $ 11.10       $  9.51       $    --       $ 16.07       $ 13.08       $ 10.26
    ======     ========    ==========    ==========    ==========    ==========    ==========    ==========    ==========
    $11.53     $10.00       $ 11.10       $  9.51       $  9.97       $ 10.00       $ 13.08       $ 10.26       $ 10.27
      0.10       0.16          0.62          0.77          1.17          0.56         (0.02)         0.06          0.20
      2.39       1.37         (0.54)         0.82         (1.63)        (0.59)         3.01          2.76         (0.21)
    ------     -------     ---------     ---------     ---------     ---------     ---------     ---------     ---------
    $14.02     $11.53       $ 11.18       $ 11.10       $  9.51       $  9.97       $ 16.07       $ 13.08       $ 10.26
    ======     ========    ==========    ==========    ==========    ==========    ==========    ==========    ==========


      1993++(b)

       $ 10.00
          0.14
          0.13
      ---------
       $ 10.27
      ==========
       $ 10.00
          0.15
          0.12
      ---------
       $ 10.27
      ==========

        ALGER                                                                                                             JANUS
       AMERICAN                     CALVERT                     FIDELITY           FIDELITY            JANUS              ASPEN
        SMALL                      SOCIALLY                     VIP II:              VIP:              ASPEN            WORLDWIDE
    CAPITALIZATION                RESPONSIBLE                  CONTRAFUND       EQUITY-INCOME         BALANCED            GROWTH
    --------------     ---------------------------------     --------------     --------------     --------------     --------------
       1996(d)              1996             1995(c)            1996(d)            1996(d)            1996(d)            1996(d)
    -----------------------------------------------------------------------------------------------------------------
        $10.00             $11.58             $10.00             $10.00             $10.00             $10.00             $10.00
         (0.02)              0.25               1.54              (0.02)             (0.02)              0.17               0.07
         (0.42)              1.04                .04               0.60               0.57              (0.03)              0.29
        ------             ------             ------             ------             ------             ------             ------
        $ 9.56             $12.87             $11.58             $10.58             $10.55             $10.14             $10.36
    ==============     ==============     ==============     ==============     ==============     ==============     ==============
        $10.00             $11.59             $10.00             $10.00             $10.00             $10.00             $10.00
         (0.02)              0.39               1.34              (0.02)             (0.02)              0.21               0.09
         (0.42)              0.91                .25               0.40               0.49              (0.05)              0.29
        ------             ------             ------             ------             ------             ------             ------
        $ 9.56             $12.89             $11.59             $10.38             $10.47             $10.16             $10.38
    ==============     ==============     ==============     ==============     ==============     ==============     ==============


      MORGAN STANLEY
         EMERGING
      MARKETS EQUITY
      --------------
         1996(d)

          $10.00
            0.01
           (0.08)
          ------
          $ 9.93
      ==============
          $10.00
            0.02
           (0.02)
          ------
          $10.00
      ==============

REPORT OF INDEPENDENT ACCOUNTANTS


--------------------------------------------------------------------------------


To the Board of Directors of New York Life Insurance and
Annuity Corporation and the Variable Annuity Policyowners:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations, the statements of changes in total equity and the selected per unit data present fairly, in all material respects, the financial position of the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account I and the New York Life Insurance and Annuity Corporation Variable Annuity Separate Account II comprised of the MainStay VP Capital Appreciation Investment Division, MainStay VP Cash Management Investment Division, MainStay VP Convertible Investment Division, MainStay VP Government Investment Division, MainStay VP High Yield Corporate Bond Investment Division, MainStay VP International Equity Investment Division, MainStay VP Total Return Investment Division, MainStay VP Value Investment Division, MainStay VP Bond Investment Division, MainStay VP Growth Equity Investment Division, MainStay VP Indexed Equity Investment Division, Alger American Small Capitalization Investment Division, Calvert Socially Responsible Investment Division, Fidelity VIP II: Contrafund Investment Division, Fidelity VIP: Equity-Income Investment Division, Janus Aspen Balanced Investment Division, Janus Aspen Worldwide Growth Investment Division, and Morgan Stanley Emerging Markets Equity Investment Division at December 31, 1996, the results of its operations for the year then ended (for the MainStay VP Convertible Investment Division, the Alger American Small Capitalization Investment Division, the Fidelity VIP II: Contrafund Investment Division, the Fidelity VIP: Equity-Income Investment Division, the Janus Aspen Balanced Investment Division, the Janus Aspen Worldwide Growth Investment Division and the Morgan Stanley Emerging Markets Equity Investment Division for the period October 1, 1996 (commencement of operations) through December 31, 1996), the changes in its total equity and the selected per unit data for the period presented in conformity with generally accepted accounting principles. These financial statements and the selected per unit data (herein referred to as the "financial statements") are the responsibility of management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at December 31, 1996, with the MainStay VP Series Fund, Inc., The Alger American Fund, the Acacia Capital Corporation, the Fidelity Variable Insurance Products Fund, the Fidelity Variable Insurance Products Fund II, the Janus Aspen Series, and the Morgan Stanley Universal Funds, Inc., provides a reasonable basis for the opinion expressed above.

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
February 19, 1997

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION



         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


                                 BALANCE SHEET


                                                                                                    DECEMBER 31,
                                                                                                 -------------------
                                                                                                  1996        1995
                                                                                                 -----------------
                                                                                                    (IN MILLIONS)
                                                       ASSETS
  Fixed maturities
    Available for sale, at fair value..........................................................  $11,854     $12,237
    Held to maturity, at amortized cost........................................................      647         566
  Equity securities............................................................................       70          70
  Mortgage loans...............................................................................    1,113       1,003
  Real estate..................................................................................      151         141
  Policy loans.................................................................................      464         435
  Other long-term investments..................................................................       17          17
                                                                                                 -------     -------
        Total investments......................................................................   14,316      14,469
  Cash and cash equivalents....................................................................      236         326
  Deferred policy acquisition costs............................................................      691         511
  Other assets.................................................................................      252         236
  Separate account assets......................................................................    2,445       1,444
                                                                                                 -------     -------
        Total assets...........................................................................  $17,940     $16,986
                                                                                                 =======     =======

                                        LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES
  Policyholders' account balances..............................................................  $13,163     $12,853
  Future policy benefits.......................................................................      251         233
  Policy claims................................................................................       57          81
  Deferred income taxes........................................................................       47         156
  Other liabilities............................................................................      333         591
  Separate account liabilities.................................................................    2,403       1,396
                                                                                                 -------     -------
        Total liabilities......................................................................   16,254      15,310
STOCKHOLDER'S EQUITY
  Capital stock -- par value $10,000
    (20,000 shares authorized, 2,500 issued and outstanding)...................................       25          25
  Additional paid in capital...................................................................      480         480
  Net unrealized gains on investments..........................................................       68         227
  Retained earnings............................................................................    1,113         944
                                                                                                 -------     -------
        Total stockholder's equity.............................................................    1,686       1,676
                                                                                                 -------     -------
        Total liabilities and stockholder's equity.............................................  $17,940     $16,986
                                                                                                 =======     =======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                              STATEMENT OF INCOME


                                                                                           YEAR ENDED DECEMBER 31,
                                                                                        ------------------------------
                                                                                         1996        1995        1994
                                                                                        --------------------------
                                                                                                (IN MILLIONS)
REVENUES
  Universal life and annuity fees....................................................   $  234      $  224      $  194
  Net investment income..............................................................    1,048       1,012       1,014
  Net realized investment gains (losses).............................................       65          38         (41)
  Other income.......................................................................       58          71          57
                                                                                        ------      ------      ------
        Total revenues...............................................................    1,405       1,345       1,224
                                                                                        ------      ------      ------
EXPENSES
  Interest credited to policyholders' account balances...............................      723         742         609
  Policyholder benefits..............................................................      117         168         154
  Operating expenses.................................................................      299         239         278
                                                                                        ------      ------      ------
        Total expenses...............................................................    1,139       1,149       1,041
                                                                                        ------      ------      ------
Income before Federal income taxes...................................................      266         196         183
Federal income taxes
  Current............................................................................      121          84          97
  Deferred...........................................................................      (24)         (8)        (10)
                                                                                        ------      ------      ------
        Total Federal income taxes...................................................       97          76          87
Net income...........................................................................   $  169      $  120      $   96
                                                                                        ======      ======      ======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION



         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


                  STATEMENT OF CHANGES IN STOCKHOLDER'S EQUITY


                                                                                           YEAR ENDED DECEMBER 31,
                                                                                        ------------------------------
                                                                                         1996        1995        1994
                                                                                        --------------------------
                                                                                                (IN MILLIONS)
Statutory capital and surplus, beginning of year as previously reported..............   $   --      $   --      $  780
Cumulative effect of comprehensive change in basis of accounting (Note 2)............       --          --         532
                                                                                        ------      ------      ------
Stockholder's equity, beginning of year as adjusted..................................    1,676       1,141       1,312
Net income...........................................................................      169         120          96
Change in unrealized gains and losses on investments.................................     (159)        415        (197)
Dividends paid to stockholder........................................................       --          --         (70)
                                                                                        ------      ------      ------
Stockholder's equity, end of year....................................................   $1,686      $1,676      $1,141
                                                                                        ======      ======      ======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION

         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)

                            STATEMENT OF CASH FLOWS


                                                                                            YEAR ENDED DECEMBER 31,
                                                                                        -------------------------------
                                                                                         1996        1995        1994
                                                                                        --------------------------
                                                                                                 (IN MILLIONS)
CASH FLOWS FROM OPERATING ACTIVITIES:
  Net Income..........................................................................  $   169     $   120     $    96
  Adjustments to reconcile net income to net cash provided by (used for) operating activities:
    Depreciation and amortization.....................................................      (18)        (26)        (43)
    Capitalization of deferred policy acquisition costs...............................     (151)       (126)       (111)
    Amortization of deferred policy acquisition costs.................................      107          86         139
    Policyholder expense charge.......................................................     (188)       (183)       (168)
    Interest credited to policyholders' account balances..............................      723         742         609
    Net realized investment (gains) losses............................................      (65)        (38)         41
    Deferred income taxes.............................................................      (24)         (8)        (10)
    Decrease in net separate account assets...........................................        6          17           2
    (Increase) decrease in other assets and other liabilities.........................     (127)        308        (179)
    (Decrease) increase in policy claims..............................................      (24)          8          19
    Increase (decrease) in future policy benefits.....................................       18         (80)         33
                                                                                        -------     -------     -------
        Net cash provided by operating activities.....................................      426         820         428
                                                                                        -------     -------     -------
CASH FLOWS FROM INVESTING ACTIVITIES:
  Proceeds from sale of available for sale fixed maturities...........................    5,787       2,370       3,120
  Proceeds from maturity of available for sale fixed maturities.......................    1,505         930       1,266
  Proceeds from maturity of held to maturity fixed maturities.........................      141         103         160
  Proceeds from sale of equity securities.............................................       47          40          25
  Proceeds from repayment of mortgage loans...........................................      143         244         138
  Proceeds from sale of real estate...................................................       55          13          16
  Proceeds from other invested assets.................................................        4          31          --
  Cost of available for sale fixed maturities acquired................................   (7,447)     (4,320)     (4,605)
  Cost of held to maturity fixed maturities acquired..................................      (95)       (162)       (135)
  Cost of equity securities acquired..................................................      (43)        (12)         (1)
  Cost of mortgage loans acquired.....................................................     (280)       (320)       (139)
  Cost of real estate acquired........................................................      (35)        (14)        (54)
  Cost of other invested assets acquired..............................................       (8)         (5)        (16)
  Policy loans........................................................................      (29)        (25)        (31)
  Securities sold under agreements to repurchase (net)................................      (37)       (168)        105
                                                                                        -------     -------     -------
    Net cash used in investing activities.............................................     (292)     (1,295)       (151)
                                                                                        -------     -------     -------
CASH FLOWS FROM FINANCING ACTIVITIES:
  Policyholders' account balances:
    Deposits..........................................................................    1,069       1,252       1,153
    Withdrawals.......................................................................     (562)       (751)       (793)
    Net transfers to separate accounts................................................     (733)       (238)       (172)
  Other, net..........................................................................       --         (52)        (70)
                                                                                        -------     -------     -------
        Net cash (used in) provided by financing activities...........................     (226)        211         118
                                                                                        -------     -------     -------
Effect of exchange rate changes on cash and cash equivalents..........................        2          (1)          1
                                                                                        -------     -------     -------
Net (decrease) increase in cash and cash equivalents..................................      (90)       (265)        396
Cash and cash equivalents, beginning of year..........................................      326         591         195
                                                                                        -------     -------     -------
Cash and cash equivalents, end of year................................................  $   236     $   326     $   591
                                                                                        =======     =======     =======


                See accompanying notes to financial statements.

                NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION



         (A WHOLLY OWNED SUBSIDIARY OF NEW YORK LIFE INSURANCE COMPANY)


                         NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 1996 AND 1995

NOTE 1--Nature of Operations
--------------------------------------------------------------------------------
N

    ew York Life Insurance and Annuity Corporation ("NYLIAC") is a direct, wholly owned subsidiary of New York Life Insurance Company ("New York Life"). NYLIAC offers a wide variety of interest sensitive insurance and annuity products to a large cross section of the insurance market. NYLIAC markets its products in all 50 of the United States, the District of Columbia and Taiwan, primarily through its agency force. In addition, NYLIAC markets Corporate Owned Life Insurance through independent brokers and brokerage general agents.


NOTE 2--Significant Accounting Policies
--------------------------------------------------------------------------------
Basis of Presentation
T
    he accompanying financial statements have been prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements of life insurance enterprises requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results may differ from estimates.

Comprehensive Change in Basis of Accounting


  In 1996, NYLIAC adopted Financial Accounting Standards Board ("FASB") Interpretation No. 40 "Applicability of Generally Accepted Accounting Principles to Mutual Life Insurance and Other Enterprises," as amended by Statement of Financial Accounting Standards ("SFAS") No. 120 "Accounting and Reporting by Mutual Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts," effective for fiscal years beginning after December 15, 1995. Prior to the effective date of the Interpretation, NYLIAC, consistent with industry practice, issued financial statements in accordance with statutory accounting practices which were considered GAAP for mutual life insurance companies and their life insurance subsidiaries. Interpretation No. 40 establishes a new definition of GAAP for mutual life insurance companies and their life insurance subsidiaries. Under the Interpretation, financial statements of mutual life insurance companies and their life insurance subsidiaries which are prepared on the basis of statutory accounting practices, are no longer characterized as in conformity with GAAP.


  As a result, NYLIAC has prepared financial statements for the year ended December 31, 1996 in accordance with GAAP. Financial statements for the years ended December 31, 1995, 1994 and 1993, which were previously prepared on the basis of statutory accounting, have been restated in accordance with GAAP. The cumulative effect of the comprehensive change in basis of accounting of $532 million has been recorded as an increase in the beginning of year equity for the year ended December 31, 1994, the earliest year presented herein (See Note 14 for a reconciliation of NYLIAC's statutory surplus and statutory net income with stockholder's equity and net income on a GAAP basis).

Investments


  Fixed maturity investments, which NYLIAC has both the ability and the intent to hold to maturity, are stated at amortized cost. Investments identified as available for sale are reported at fair value. Unrealized gains and losses on available for sale securities are reported in equity, net of deferred taxes and related adjustments. The cost basis of fixed maturities is adjusted for impairments in value deemed to be other than temporary, with the associated realized loss reported in net income. Equity securities are carried at fair value. Unrealized gains and losses related to such securities are reflected in equity, net of deferred taxes and related adjustments. Realized losses are recognized in net income for other than temporary declines in fair value. Mortgage loans are carried at unpaid principal balances, net of impairment allowances, and are generally secured. Investment real estate, which NYLIAC has the intent to hold for the production of income, is carried at depreciated cost net of write-downs for other than temporary declines in fair value. Properties held for sale are carried at the lower of cost or fair value less estimated selling costs. Policy loans are stated at the aggregate balance due. The carrying amount approximates fair value since loans on policies have no defined maturity date and reduce amounts payable at death or surrender. Cash equivalents include investments that have maturities of 90 days or less at date of purchase and are carried at amortized cost, which approximates fair value. Short-term investments are included in fixed maturities on the balance sheet, and are carried at amortized cost, which approximates fair value.


  Derivative financial instruments used by NYLIAC to hedge exposure to interest rate and foreign currency fluctuations are accounted for on an accrual basis. Realized gains and losses related to contracts that are effective hedges on specific assets are deferred and recognized in net income in the same period as gains and losses on the hedged assets. Amounts payable or receivable under interest rate, currency and commodity swap agreements and interest rate floor agreements are recognized as investment income or expense when earned. Premiums paid for interest rate floor agreements are amortized into interest expense over the life of the agreement. Unamortized premiums are included in other assets in the balance sheet. Unrealized gains and losses on foreign currency forward exchange contracts are reported in equity. Realized gains and losses are recognized in net income upon termination or maturity of the contracts.

Deferred Policy Acquisition Costs

  The costs of acquiring new business and certain costs of issuing policies that vary with and are primarily related to the production of new business have been deferred and recorded as an asset in the balance sheet. These consist primarily of commissions, certain expenses of underwriting and issuing contracts, and certain agency expenses. Acquisition costs for universal life and annuity contracts are amortized in proportion to estimated gross profits over the effective life of these contracts, which is assumed to be 25 years for universal life contracts and 15 years for annuities. Changes in assumptions are reflected in the current year's amortization.

  The carrying amount of the deferred policy acquisition cost asset is adjusted at each balance sheet date as if the unrealized gains or losses on investments associated with these insurance contracts had been realized and included in the gross profits used to determine current period amortization. The increase or decrease in the deferred policy acquisition cost asset due to unrealized gains or losses is recorded in stockholder's equity.

Recognition of Income and Related Expenses

  Amounts received under universal life and annuity contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period for mortality and expense risk, policy administration and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

Policyholders' Account Balances


  Policyholders' account balances on universal life and annuity contracts are equal to cumulative deposits plus credited interest less withdrawals and charges.


Federal Income Taxes

  NYLIAC is a member of a group which files a consolidated Federal income tax return with New York Life. The consolidated income tax provision or benefit is allocated among the members of the group in accordance with a tax allocation agreement. The tax allocation agreement provides that each member of the group is allocated its share of the consolidated tax provision or benefit determined on a separate company basis. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Adjustments to such estimates are recorded in net income. Deferred income tax assets and liabilities are recognized for the future tax consequence of temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities.

  Current Federal income taxes include a provision for NYLIAC's allocable share of the equity base tax applicable to mutual life insurance companies and their subsidiaries. The amount recorded is based on NYLIAC's estimate of the differential earnings rate used to compute the equity base tax.

Reinsurance

  NYLIAC enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. NYLIAC remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. NYLIAC evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies.

Separate Accounts


  NYLIAC has established separate accounts with varying investment objectives which are segregated from NYLIAC's general account and are maintained for the benefit of separate account contractholders and NYLIAC. Separate account assets are stated at market value. The liability for separate accounts represents contractholders' interests in the separate account assets, including accumulated net investment income and realized and unrealized gains and losses on those assets.

Fair Values of Financial Instruments

  Fair values of various assets and liabilities are included throughout the notes to financial statements. Specifically, fair value disclosure of fixed maturities, short-term investments, cash equivalents, equity securities and mortgage loans is reported in Note 2 -- Significant Accounting Policies and Note 3 -- Investments. Fair values for policyholders' account balances are reported in Note 5 -- Insurance Liabilities. Fair values for derivative financial instruments are included in Note 10 -- Derivative Financial Instruments and Risk Management. Fair values for repurchase agreements are included in Note 11 -- Commitments and Contingencies.

Business Risks and Uncertainties


  The development of liabilities for future policy benefits and deferred policy acquisition costs for NYLIAC's products requires management to make estimates and assumptions regarding mortality, morbidity, lapse, expense and investment experience. Such estimates are primarily based on historical experience and future expectations of mortality, morbidity, expense, persistency and investment assumptions. Actual results could differ from those estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related estimates for liabilities for future policy benefits and deferred policy acquisition costs.


  NYLIAC's investments are primarily comprised of fixed maturities and mortgage loans. Significant changes in prevailing interest rates and geographic conditions may adversely affect the timing and amount of cash flows on such investments, as well as their related values. A significant decline in the market value of these investments could have an adverse affect on NYLIAC's balance sheet.

  NYLIAC regularly invests in mortgage-backed securities and other securities subject to prepayment and call risk. Significant changes in prevailing interest rates may adversely affect the timing and amount of cash flows on such securities. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience on the underlying mortgage loans. Actual prepayment speeds will differ from original estimates and may result in material adjustments to amortization or accretion recorded in future periods.

  As a subsidiary of a mutual life insurance company, NYLIAC is subject to a tax on its equity base. The rates applied to NYLIAC's equity base are determined annually by the Internal Revenue Service ("IRS") after comparison of mutual life insurance company earnings for the year to the average earnings of the 50 largest stock life insurance companies for the prior three years. Due to the timing of earnings information, estimates of the current year's tax must be made by management. The ultimate amounts of equity base tax incurred may vary considerably from the original estimates.

NOTE 3-- Investments
--------------------------------------------------------------------------------
Fixed Maturities
F
    or publicly traded fixed maturities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, NYLIAC has determined an estimated fair value using either a discounted cash flow approach (including provisions for credit risk, generally based upon the assumption such securities will be held to maturity) or a proprietary matrix pricing model.

  At December 31, 1996 and 1995, the maturity distribution of fixed maturities was as follows (in millions):


                                                                               1996                     1995
                                                                      ----------------------   ----------------------
                                                                      AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                                        COST      FAIR VALUE     COST      FAIR VALUE
                                                                      --------------------------------------------
AVAILABLE FOR SALE
Due in one year or less.............................................   $   489     $    491     $   755     $    762
Due after one year through five years...............................     3,019        3,039       2,782        2,850
Due after five years through ten years..............................     2,122        2,151       1,642        1,736
Due after ten years.................................................     2,030        2,091       1,795        1,967
Asset-backed securities:
  Government or government agency...................................     2,866        2,916       4,089        4,233
  Other.............................................................     1,168        1,166         657          689
                                                                       -------      -------     -------      -------
        Total Available for Sale....................................   $11,694     $ 11,854     $11,720     $ 12,237
                                                                       =======      =======     =======      =======

                                                                               1996                     1995
                                                                      ----------------------   ----------------------
                                                                      AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                                        COST      FAIR VALUE     COST      FAIR VALUE
                                                                      --------------------------------------------
HELD TO MATURITY
Due in one year or less.............................................    $  24        $ 24        $  29        $ 29
Due after one year through five years...............................      192         194          232         237
Due after five years through ten years..............................      235         241          208         221
Due after ten years.................................................      100         105           67          75
Asset-backed securities.............................................       96          96           30          31
                                                                         ----        ----         ----        ----
        Total Held to Maturity......................................    $ 647        $660        $ 566        $593
                                                                         ====        ====         ====        ====


  At December 31, 1996 and 1995, the distribution of gross unrealized gains and losses on investments in fixed maturities was as follows (in millions):


                                                                                           1996
                                                                     ------------------------------------------------
                                                                     AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                       COST        GAINS        LOSSES     FAIR VALUE
                                                                     ---------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury and U.S. Government corporations and agencies........   $ 1,243       $ 24         $  7       $  1,260
U.S. agencies, state and municipal.................................     2,561         64           15          2,610
Foreign governments................................................       191         13            1            203
Corporate..........................................................     6,531        131           47          6,615
Other..............................................................     1,168         19           21          1,166
                                                                      -------       ----          ---        -------
        Total Available for Sale...................................   $11,694       $251         $ 91       $ 11,854
                                                                      =======       ====          ===        =======
HELD TO MATURITY
Corporate..........................................................   $   551       $ 15         $  2       $    564
Asset-backed securities............................................        96         --           --             96
                                                                      -------       ----          ---        -------
        Total Held to Maturity.....................................   $   647       $ 15         $  2       $    660
                                                                      =======       ====          ===        =======



                                                                                           1995
                                                                     ------------------------------------------------
                                                                     AMORTIZED   UNREALIZED   UNREALIZED   ESTIMATED
                                                                       COST        GAINS        LOSSES     FAIR VALUE
                                                                     ---------------------------------------------
AVAILABLE FOR SALE
U.S. Treasury and U.S. Government corporations and agencies........   $ 1,840       $ 82         $  2       $  1,920
U.S. agencies, state and municipal.................................     3,563        150            8          3,705
Foreign governments................................................       318         26            1            343
Corporate..........................................................     5,342        249           11          5,580
Other..............................................................       657         33            1            689
                                                                      -------       ----          ---        -------
        Total Available for Sale...................................   $11,720       $540         $ 23       $ 12,237
                                                                      =======       ====          ===        =======
HELD TO MATURITY
Corporate..........................................................   $   536       $ 26         $ --       $    562
Asset-backed securities............................................        30          1           --             31
                                                                      -------       ----          ---        -------
        Total Held to Maturity.....................................   $   566       $ 27         $ --       $    593
                                                                      =======       ====          ===        =======


Equity Securities

  Estimated fair value for equity securities, substantially all of which have a readily ascertainable market value, has been determined using quoted market prices.

  At December 31, 1996 and 1995, the distribution of gross unrealized gains and losses on equity securities is as follows (in millions):

                                                                                  UNREALIZED   UNREALIZED   ESTIMATED
                                                                           COST     GAINS        LOSSES     FAIR VALUE
                                                                           ---------------------------------------
1996.....................................................................  $63       $  8          $1          $ 70
1995.....................................................................  $45       $ 28          $3          $ 70

Mortgage Loans

  NYLIAC's mortgage loans are diversified by property type, location and borrower. Mortgage loans are collateralized by the related property and generally approximate 75% of the property's value at the time the original loan is made. The carrying value of mortgage loans was $1,113 million and $1,003 million at December 31, 1996 and 1995, respectively.


  The fair market value of the mortgage loan portfolio at December 31, 1996 and 1995, is estimated to be $1,194 million and $1,103 million, respectively. Market values are determined by discounting the projected cash flow for each individual loan to determine the current net present value. The discount rate used approximates the current rate for new mortgages with comparable characteristics and similar remaining maturities.


  At December 31, 1996, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $25 million, all at a fixed market rate of interest. These commitments are diversified by property type and geographic region.


  Allowances related to mortgage loans were $20 million at December 31, 1996 and 1995. The activity in the allowances as of December 31, 1996 and 1995, is summarized below (in millions):


                                                                                                     1996     1995
                                                                                                     -------------
Beginning balance..................................................................................  $20      $19
Charged to net loss................................................................................   (1)      (5)
Principal write-offs...............................................................................    1        6
                                                                                                     ---      ---
Ending balance.....................................................................................  $20      $20
                                                                                                     ===      ===


  Impaired mortgage loans along with specific allowances for losses as of December 31, 1996 and 1995, were as follows (in millions):


                                                                                                     1996     1995
                                                                                                     -------------
Impaired mortgage loans with provisions for losses.................................................  $39      $51
Provision for losses...............................................................................  (14)     (13)
                                                                                                     ----     ----
Net impaired mortgage loans........................................................................  $25      $38
                                                                                                     ====     ====

  NYLIAC accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on problem loans is generally recognized on a cash basis. Cash payments on loans in the process of foreclosure are generally treated as a return of principal.

  At December 31, 1996 and 1995, the distribution of the mortgage loan portfolio by property type and geographic region was as follows (in millions):

                                                                                                    1996       1995
                                                                                                   ---------------
PROPERTY TYPE:
  Office building................................................................................  $  643     $  639
  Retail.........................................................................................     235        184
  Apartments.....................................................................................     179        151
  Other..........................................................................................      56         29
                                                                                                   ------     ------
        Total....................................................................................  $1,113     $1,003
                                                                                                   ======     ======

GEOGRAPHIC REGION:
  Central........................................................................................  $  246     $  207
  Pacific........................................................................................     133        131
  Middle Atlantic................................................................................     377        365
  South Atlantic.................................................................................     307        273
  New England....................................................................................      33         12
  Other..........................................................................................      17         15
                                                                                                   ------     ------
        Total....................................................................................  $1,113     $1,003
                                                                                                   ======     ======

Real Estate

  At December 31, 1996 and 1995, NYLIAC's real estate portfolio consisted of the following (in millions):

                                                                                                     1996     1995
                                                                                                     -------------
Investment.........................................................................................  $105     $101
Acquired through foreclosure.......................................................................   39       40
Real estate joint ventures.........................................................................    7       --
                                                                                                     ----     ----
        Total real estate..........................................................................  $151     $141
                                                                                                     ====     ====

  Accumulated depreciation on real estate was $5 million at December 31, 1996 and 1995. Depreciation expense for 1996, 1995 and 1994, totaled $3 million, $3 million and $2 million, respectively.

NOTE 4--Investment Income and Capital Gains and Losses
--------------------------------------------------------------------------------

T
    he components of net investment income for the years ended December 31, 1996, 1995 and 1994, were as follows (in millions):

                                                                                           1996       1995       1994
                                                                                          ------------------------
Fixed maturities.......................................................................   $  920     $  904     $  890
Equity securities......................................................................        3          3          5
Mortgage loans.........................................................................       93         82         86
Real estate............................................................................       21         19         16
Policy loans...........................................................................       37         35         31
Other..................................................................................        6          4         13
                                                                                          ------     ------     ------
    Gross investment income............................................................    1,080      1,047      1,041
Investment expenses....................................................................      (32)       (35)       (27)
                                                                                          ------     ------     ------
    Net investment income..............................................................   $1,048     $1,012     $1,014
                                                                                          ======     ======     ======

  For the years ended December 31, 1996, 1995 and 1994, realized investment gains and losses computed under the specific identification method are as follows (in millions):

                                                                   1996                 1995                 1994
                                                             ----------------     ----------------     ----------------
                                                             GAINS     LOSSES     GAINS     LOSSES     GAINS     LOSSES
                                                             -----------------------------------------------------
Fixed maturities..........................................   $100      $ (64)     $ 62      $ (32)     $ 98      $(132)
Equity securities.........................................     22         (1)       16         (7)        5         (1)
Mortgage loans............................................     15        (19)       15        (19)        1         (5)
Real estate...............................................      6         (3)        1         (1)        1         (4)
Derivative instruments....................................     46        (41)      102       (102)        4        (14)
Other.....................................................      7         (3)        9         (6)        7         (1)
                                                             ----      -----      ----      -----      ----      -----
  Subtotal................................................   $196      $(131)     $205      $(167)     $116      $(157)
                                                             ----      -----      ----      -----      ----      -----
Net realized investment gains (losses)....................         $65                  $38                 $(41)
                                                                   ===                  ===                  ===

--------------------------------------------------------------------------------

  Stockholder's equity at December 31, 1996 and 1995, includes net unrealized gains and losses as follows (in millions):



                                                                                                     1996     1995
                                                                                                     -------------
Net unrealized gains on investments before adjustments............................................   $163     $ 535
Related adjustments:
  Deferred policy acquisition costs...............................................................   (60)      (196)
  Policyholder liabilities........................................................................     2          9
  Deferred Federal income taxes...................................................................   (37)      (121)
                                                                                                     ----      ----
                                                                                                     (95)      (308)
Net unrealized gains on investments included in stockholder's equity..............................   $68      $ 227
                                                                                                     ====      ====


  Changes in net unrealized gains and losses on investments were as follows (in millions):


                                                                                                    1996       1995
                                                                                                    --------------
Net unrealized gains (losses) on investments before adjustments:
  Beginning of year..............................................................................   $ 535     $ (477)
  End of year....................................................................................     163        535
                                                                                                     ----       ----
  Net change.....................................................................................    (372)     1,012
Change in related adjustments:
  Deferred policy acquisition costs..............................................................     136       (391)
  Policyholder liabilities.......................................................................      (7)        17
  Deferred Federal income taxes..................................................................      84       (223)
                                                                                                     ----       ----
Change in unrealized gains on investments........................................................    (159)       415
Net unrealized gains (losses) on investments at beginning of year................................     227       (188)
                                                                                                     ----       ----
Net unrealized gains on investments at end of year...............................................   $  68     $  227
                                                                                                     ====       ====


NOTE 5--Insurance Liabilities
--------------------------------------------------------------------------------
Policyholders' Account Balances

N
    YLIAC's annuity contracts are primarily deferred annuities. The carrying value, which approximates fair value, of NYLIAC's liabilities for deferred annuities at December 31, 1996 and 1995, was $7,345 million and $7,559 million, respectively.

NOTE 6--Separate Accounts
--------------------------------------------------------------------------------

N
    YLIAC maintains seven non-guaranteed, registered separate accounts for its variable deferred annuity and variable life products with assets of $2,445 million and $1,444 million at December 31, 1996 and 1995, respectively. NYLIAC maintains investments in the registered separate accounts of $42 million and $48 million at December 31, 1996 and 1995, respectively. The assets of the separate accounts, which are carried at market value, represent investments in shares of the New York Life sponsored MainStay VP Series Fund and seven nonproprietary funds.

NOTE 7--Deferred Policy Acquisition Costs
--------------------------------------------------------------------------------

A

    n analysis of deferred policy acquisition costs for the years ended December 31, 1996, 1995 and 1994, is as follows (in millions):



                                                                                            1996      1995      1994
                                                                                            ----------------------
Balance at beginning of year before adjustment for unrealized (gains) losses on
  investments............................................................................   $ 707     $ 667     $ 695
Current year deferral....................................................................     151       126       111
Amortized during year....................................................................    (107)      (86)     (139)
                                                                                            ------    ------    ------
Balance at end of year before adjustment for unrealized (gains) losses on investments....     751       707       667
Adjustment for unrealized (gains) losses on investments..................................     (60)     (196)      195
                                                                                            ------    ------    ------
Balance at end of year...................................................................   $ 691     $ 511     $ 862
                                                                                            ======    ======    ======


NOTE 8--Federal Income Taxes
--------------------------------------------------------------------------------

T


    he components of the net deferred income tax liability as of December 31, 1996 and 1995, are as follows (in millions):



                                                                                                     1996     1995
                                                                                                     -------------
Deferred Tax Assets:
  Future policy benefits..........................................................................   $114     $ 105
  Employee benefits...............................................................................    26         43
  Other...........................................................................................    36          9
                                                                                                     ----      ----
    Gross deferred tax assets.....................................................................   176        157
                                                                                                     ----      ----
Deferred Tax Liabilities:
  Deferred policy acquisition costs...............................................................   161        110
  Investments.....................................................................................    54        191
  Other...........................................................................................     8         12
                                                                                                     ----      ----
    Gross deferred tax liabilities................................................................   223        313
                                                                                                     ----      ----
    Net deferred tax liability....................................................................   $(47)    $(156)
                                                                                                     ====      ====


  The gross deferred tax asset relates to temporary differences that are expected to reverse as net ordinary deductions. Management believes that NYLIAC's taxable income in future years will be sufficient to realize the deferred tax benefits and therefore, no valuation allowance has been recorded.

  Set forth below is a reconciliation of the Federal income tax rate to the effective tax rate for 1996, 1995 and 1994:


                                                                                             1996     1995     1994
                                                                                             ---------------------
Statutory Federal income tax rate.........................................................   35.0%    35.0%    35.0%
    Equity base tax.......................................................................   3.2       --      11.7
    Investments in employee stock option loans............................................   (.7)     (1.3)    (1.4)
    Other.................................................................................   (.9)     5.2      3.3
                                                                                             ----     ----     ----
    Effective tax rate....................................................................   36.6%    38.9%    48.6%
                                                                                             ====     ====     ====


  NYLIAC's Federal income tax returns are routinely audited by the IRS and provisions are made in the financial statements in anticipation of the results of these audits. The IRS has completed audits through 1990. There were no material effects on NYLIAC's results of operations as a result of these audits. NYLIAC believes that its recorded income tax liabilities are adequate for all open years.

NOTE 9--Reinsurance
--------------------------------------------------------------------------------

A
    group reinsurance agreement between NYLIAC and New York Life was approved by the New York State Insurance Department in 1981 and was terminated effective December 31, 1995. Under the terms of the agreement, NYLIAC assumed the liabilities for group health long-term disability policies issued by New York Life. Cash settlements were made between the companies as follows:

                                                                                              YEAR ENDED DECEMBER
                                                                                                      31,
                                                                                             ----------------------
                                                                                             1996     1995     1994
                                                                                             ---------------------
Premiums due..............................................................................   $--      $(32)    $(33)
Benefit reimbursement.....................................................................    22       20       18
Experience refund.........................................................................     4        8       16
                                                                                             ---      ---      ---
Net settlement paid (received) by NYLIAC..................................................   $26      $(4)     $ 1
                                                                                             ===      ===      ===


  As a result of the termination of the group reinsurance agreement between NYLIAC and New York Life, NYLIAC transferred $119 million in fixed maturities to New York Life during 1996 as payment for the policy liabilities related to disability claims covered under the group reinsurance contract. At December 31, 1995, NYLIAC had established a liability of $119 million for this payment.


NOTE 10--Derivative Financial Instruments and Risk Management
--------------------------------------------------------------------------------

N
    YLIAC uses derivative financial instruments to manage interest rate, currency and market risk. These derivative financial instruments include foreign currency forward exchange contracts, interest rate floors, and interest rate and commodity swaps. NYLIAC does not engage in derivative financial instrument transactions for the purpose of trading.

  Notional or contractual amounts of derivative financial instruments provide only a measure of involvement in these types of transactions and they do not represent the amounts exchanged between the parties engaged in the transaction. The amounts exchanged are determined by reference to the notional amounts and other terms of the derivative financial instruments which relate to interest rates, exchange rates, or other financial indices.

Interest Rate Risk Management

  NYLIAC enters into various types of interest rate contracts primarily to minimize exposure of specific assets held by NYLIAC to fluctuations in interest rates.

  The following table summarizes the notional amounts and credit exposures of interest rate related derivative transactions (in thousands):

                                                                             1996                      1995
                                                                     ---------------------     ---------------------
                                                                     NOTIONAL      CREDIT      NOTIONAL      CREDIT
                                                                      AMOUNT      EXPOSURE      AMOUNT      EXPOSURE
                                                                     ---------------------------------------------
Interest Rate Swaps...............................................   $57,000        $992       $50,000          --
Floors............................................................   $150,000       $120       $150,000         --

  Interest rate swaps are agreements with other parties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional amount. Swap contracts outstanding at December 31, 1996 are between eight years, eight months and fourteen years, four months in maturity. At December 31, 1995 such contracts were between ten months and eight years, seven months in maturity. NYLIAC does not act as an intermediary or broker in interest rate swaps.

  The following table shows the type of swaps used by NYLIAC and the weighted average interest rates. Average variable rates are based on the rates which determine the last payment received or paid on each contract; those rates may change significantly, affecting future cash flows:

                                                                                                1996          1995
                                                                                               -------------------
Receive -- fixed swaps -- Notional amount (in thousands)....................................   $57,000       $15,000
  Average receive rate......................................................................     7.19%         7.93%
  Average pay rate..........................................................................     5.92%         7.39%
Pay -- fixed swaps -- Notional amount (in thousands)........................................        --       $35,000
  Average pay rate..........................................................................        --         7.46%
  Average receive rate......................................................................        --         6.02%

  During the term of the swap, net settlement amounts are recorded as investment income or expense when earned. Fair values of interest rate swaps were $569,000 and ($2,000,000) at December 31, 1996 and 1995, respectively, based on quoted market prices.

  Interest rate floor agreements entitle NYLIAC to receive amounts from counterparties based upon the difference between a strike price and current interest rates. Such agreements serve as hedges against declining interest rates on a portfolio of assets. Amounts received during the term of interest rate floor agreements are recorded as investment income.

  At December 31, 1996 and 1995, unamortized premiums on interest rate floors amounted to $522,000 and $597,000, respectively. Fair values of such agreements were $120,000 and $395,000 at December 31, 1996 and 1995, respectively, based on quoted market prices.

  NYLIAC is exposed to credit-related losses in the event that a counterparty fails to perform its obligations under contractual terms. The credit exposure of derivative financial instruments is represented by the sum of fair values of contracts with each counterparty, if the net value is positive, at the reporting date.

  NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations. NYLIAC has controls in place to monitor credit exposures by limiting transactions with specific counterparties within specified dollar limits and assessing the future creditworthiness of counterparties. NYLIAC uses master netting agreements and adjusts transaction levels, when appropriate, to minimize risk.

Foreign Exchange Risk Management

  NYLIAC enters into foreign currency forward exchange contracts and foreign currency swaps primarily as a portfolio hedge against foreign currency fluctuations. The purpose of NYLIAC's foreign currency hedging activities is to protect it from the risk that the value of foreign currency denominated investments will be adversely affected by changes in exchange rates.

  NYLIAC's foreign currency forward exchange contracts involve the exchange of two currencies at a specified future date and at a specified price. The average term of the contracts is three to six months.

  The table below summarizes, by major currency, the contractual amounts of NYLIAC's foreign currency forward exchange contracts. The amounts represent the U.S. dollar equivalent of commitments to buy and sell foreign currencies, translated at December 31, 1996 and 1995 exchange rates (in thousands):

                                                                                        1996                1995
                                                                                 ------------------   -----------------
                                                                                  BUY        SELL     BUY        SELL
                                                                                 ---------------------------------
Japanese Yen..................................................................   $   --     $14,000   $ --     $ 49,000
Italian Lire..................................................................       --       9,000     --       21,000
French Francs.................................................................       --       8,000     --       24,000
Other.........................................................................    4,000      43,000     --      107,000
                                                                                 ------     -------    ---     --------
                                                                                 $4,000     $74,000   $ --     $201,000
                                                                                 ======     =======    ===     ========

  The fair values of foreign currency forward exchange contracts at December 31, 1996 and 1995 were $1 million and $(3) million, respectively, based on current market rates.

  NYLIAC is exposed to credit-related losses in the event of non-performance by counterparties, which could result in an unhedged position. NYLIAC deals with highly rated counterparties and does not expect the counterparties to fail to meet their obligations under the contracts. For contracts with counterparties where no master netting arrangement exists, in the event of default on the part of the counterparty, credit exposure is defined as the fair value of contracts in a gain position at the reporting date. Credit exposure to counterparties, where a master netting arrangement is in place in the event of default is defined as the net fair value, if positive, of all outstanding contracts with each specific counterparty. The credit exposure of NYLIAC's foreign currency forward exchange contracts at December 31, 1996 and 1995 was $1,000,000 and $137,000, respectively.

NOTE 11--Commitments and Contingencies
--------------------------------------------------------------------------------
Litigation

I
   n 1995, NYLIAC and New York Life settled a class action related to the sale of whole life and universal life insurance policies from 1982 through 1994. In entering into the settlement, NYLIAC specifically denied any wrongdoing. The settlement was approved by the judge, and has now been upheld on appeal, including a recent refusal by the New York State Court of Appeals to permit a discretionary appeal from the Appellate Division. The lone appellant has recently filed two motions in the trial court seeking to enjoin implementation of the settlement and to renew his objections to the settlement. The lone appellant may file a writ of certiorari in the United States Supreme Court during the prescribed statutory period.

  There are also actions in various jurisdictions by individual policyowners who excluded themselves from the settlement of the nationwide class action; and in each of two jurisdictions a purported class action claiming to include numerous policyowners who excluded themselves from the settlement of the nationwide class action. Most of these actions seek substantial or unspecified compensatory and punitive damages.

  NYLIAC is also a defendant in other individual and alleged class actions arising from its insurance, investment and/or other operations, including actions involving retail sales practices. Most of these actions also seek substantial or unspecified compensatory and punitive damages. NYLIAC is also from time to time involved as a party in various governmental, administrative, and investigative proceedings and inquiries.

  Given the uncertain nature of litigation and regulatory inquiries, the outcome of the above cannot be predicted. NYLIAC nevertheless believes that the ultimate liability that could result from such litigation and proceedings would not have a material adverse effect on NYLIAC's financial position; however, it is possible that settlements or adverse determinations in one or more actions or other proceedings in the future could have a material adverse effect on NYLIAC's operating results for a given year.

Loaned Securities and Repurchase Agreements

  NYLIAC participates in a secured lending program for the purpose of enhancing income on securities held. At December 31, 1996, $826 million ($1,222 million at December 31, 1995) of NYLIAC's bonds were on loan to others, but were fully collateralized in an account held in trust for NYLIAC. Such assets reflect the extent of NYLIAC's involvement in securities lending, not its risk of loss.

  NYLIAC enters into agreements to sell and repurchase securities for the purpose of enhancing income on securities held. Under these agreements, NYLIAC obtains the use of funds from a broker for approximately one month. The liability reported in the balance sheet at December 31, 1996 of $50 million ($86 million at December 31, 1995) is considered to be fair value. The investments acquired with the funds received from the securities sold are primarily included in cash and cash equivalents in the balance sheet.

NOTE 12--Related Party Transactions
--------------------------------------------------------------------------------

N
    o dividends were declared or paid to New York Life in 1996 or 1995. In 1994, NYLIAC declared and paid a dividend of $70 million to New York Life. This dividend was paid from current year earnings, as permitted by the Delaware
Insurance Department.

--------------------------------------------------------------------------------
  New York Life provides NYLIAC with services and facilities for the sale of insurance and other activities related to the business of insurance. NYLIAC reimburses New York Life for the identified costs associated with these services and facilities under the terms of a Service Agreement between New York Life and NYLIAC. Such costs, amounting to $191 million for the year ended December 31, 1996 ($166 million for 1995 and $147 million for 1994) are reflected in operating expenses and net investment income in the accompanying Statement of Income.

NOTE 13--Supplemental Cash Flow Information
--------------------------------------------------------------------------------

A
    s a result of the reinsurance agreement with New York Life discussed in Note 9, NYLIAC transferred $119 million in fixed maturities to New York Life during 1996.

  Federal income taxes paid were $146 million, $57 million, and $105 million during 1996, 1995 and 1994, respectively.

  Interest paid was $3 million, $2 million and $2 million during 1996, 1995 and 1994, respectively.

NOTE 14--Reconciliations Between Statutory Accounting and GAAP
--------------------------------------------------------------------------------

A

    ccounting practices used to prepare statutory financial statements for regulatory filings of life insurance companies differ in certain instances from GAAP. The following chart reconciles NYLIAC's statutory capital and surplus determined in accordance with accounting practices prescribed by the
Delaware Insurance Department with stockholder's equity on a GAAP basis, and the cumulative effect of adopting GAAP as of January 1, 1994 (in millions):



                                                                                                        CUMULATIVE
                                                                             YEAR ENDED                   EFFECT
                                                                            DECEMBER 31,             OF ADOPTING GAAP
                                                                    ----------------------------     ----------------
                                                                     1996       1995       1994      JANUARY 1, 1994
                                                                    ----------------------------------------------
Statutory Capital and Surplus....................................   $  998     $  878     $  845          $  780
                                                                    ------     ------     ------          ------
Adjustments:
  Deferred policy acquisition costs..............................      691        511        862             694
  Asset valuation reserve........................................      164        137        105              79
  Investment related.............................................      151        511       (490)             (7)
  Interest maintenance reserve...................................       35         26         20              55
  Non-admitted assets............................................       31         26         23              17
  Policyholder liabilities.......................................     (262)      (187)      (203)           (184)
  Deferred income taxes..........................................      (47)      (156)        59             (55)
  Employee benefit liabilities...................................      (63)       (61)       (61)            (60)
  Other..........................................................      (12)        (9)       (19)             (7)
                                                                    ------     ------     ------          ------
    Total adjustments............................................      688        798        296             532
                                                                    ------     ------     ------          ------
Total GAAP Stockholder's Equity..................................   $1,686     $1,676     $1,141          $1,312
                                                                    ======     ======     ======          ======

--------------------------------------------------------------------------------

  The following chart reconciles NYLIAC's statutory net income determined in accordance with accounting practices prescribed by the Delaware Insurance Department with net income on a GAAP basis (in millions):



                                                                                              YEAR ENDED DECEMBER
                                                                                                      31,
                                                                                             ----------------------
                                                                                             1996     1995     1994
                                                                                             ---------------------
Statutory Net Income......................................................................   $148     $95      $166
                                                                                             ----     ----     ---
Adjustments:
  Deferred policy acquisition costs.......................................................    44       40      (28)
  Deferred income taxes...................................................................    24        8       10
  Interest maintenance reserve............................................................     9        6      (35)
  Investment related......................................................................     1      (11)      --
  Policyholder liabilities................................................................   (54)      (4)     (14)
  Other...................................................................................    (3)     (14)      (3)
                                                                                             ----     ----     ---
        Total Adjustments.................................................................    21       25      (70)
                                                                                             ----     ----     ---
GAAP Net Income...........................................................................   $169     $120     $96
                                                                                             ====     ====     ===



  Financial statements prepared on the statutory basis of accounting vary from those prepared under GAAP, primarily as follows: (1) the costs related to acquiring business, principally commissions and certain policy issue expenses are charged to income in the year incurred, whereas under GAAP they would be deferred and amortized over the periods benefitted; (2) funds received under deposit-type contracts are reported as premium income, whereas under GAAP, such funds are recorded as a liability; (3) life insurance reserves are based on different assumptions than they are under GAAP; (4) life insurance companies are required to establish an Asset Valuation Reserve ("AVR") by a direct charge to surplus to offset potential investment losses, whereas, under GAAP, the AVR is not recognized and any allowances for losses on investments would be deducted from the assets to which they relate and would be charged to income; (5) investments in fixed maturities are generally carried at amortized cost or values prescribed by the National Association of Insurance Commissioners ("NAIC"); under GAAP, investments in fixed maturities, which are available for sale or held for trading, are generally carried at market value, with changes in market value charged against equity or reflected in earnings; (6) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve ("IMR") and amortized into investment income over the remaining life of the investment sold, whereas under GAAP, the gains and losses are recognized in income at the time of sale; and (7) deferred Federal income taxes are not provided for as they are under GAAP.


  The New York State Insurance Department recognizes only statutory accounting practices for determining and reporting the financial condition and results of operations of an insurance company, and for determining its solvency under the New York Insurance Law. No consideration is given by the Department to financial statements prepared in accordance with generally accepted accounting principles in making such determinations.

  At December 31, 1996 and 1995, admitted assets on a statutory basis were $17,099 million and $15,977 million, respectively, and total liabilities were $16,101 million and $15,099 million, respectively, which included policy reserves of $13,099 million and $12,821 million, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Stockholder of


New York Life Insurance and Annuity Corporation

I

   n our opinion, the accompanying balance sheets and the related statements of income, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of New York Life Insurance and Annuity Corporation at December 31, 1996 and 1995, and the results of its operations and its cash flows for the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


  As discussed in Note 2, the Company changed its accounting policies to adopt pronouncements of the Financial Accounting Standards Board in 1996.


Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York
April 16, 1997

                          PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

a.   Financial Statements.

     All required financial statements are included in Part B of this Registration Statement.

b.   Exhibits.


(1) Resolution of the Board of Directors of NYLIAC authorizing establishment of the Separate Account -- previously filed as Exhibit b.(1) to the initial Registration Statement and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (1) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I.



(2)  Not applicable.



(3) (a) Distribution Agreement between NYLIFE Securities Inc. and NYLIAC - previously filed as Exhibit 1.(3)(a) to Post-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86084) and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit (3)(a) to Post-Effective Amendment No. 4 to the registration statement on Form S-6 for NYLIAC Variable Universal Life Separate Account-I (File No. 33-64410).



     (b) Distribution Agreement between NYLIFE Distributors Inc. and NYLIAC - previously filed as Exhibit (3)(b) to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4.


(4) Specimen Policy - previously filed as Exhibit b.(4) to the initial Registration Statement and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit b.(4) to Post-Effective Amendment No.6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I.

(5) Form of application for a Policy - previously filed as Exhibit b.(5) to the initial Registration Statement and refiled in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit b.(5) to Post-Effective Amendment No. 6 to the registration statement on Form N-4 for NYLIAC Variable Annuity Separate Account-I (File No. 33- 53342).


(6) (a) Certificate of Incorporation of NYLIAC - previously filed as Exhibit 1.A.(6)(a) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083) and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(a) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).



     (b) By-Laws of NYLIAC - previously filed as Exhibit 1.A.(6)(b) to the registration statement on Form S-6 for NYLIAC MFA Separate Account-I (File No. 2-86083) and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(6)(b) to the initial registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).


(7)  Not applicable.


(8) (a) Stock Sale Agreement between NYLIAC and MainStay VP Series Fund, Inc. (formerly New York Life MFA Series Fund, Inc.) - previously filed as
          Exhibit 8(a) to Pre-Effective Amendment No. 1 to the registration statement on Form N-1 for New York Life MFA Series Fund, Inc. (File No. 2-86082) and re-filed in accordance with Regulation S-T, 17 CFR 232.102(e) as Exhibit 1.(9)(a) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).

     (b) Participation Agreement among Acacia Capital Corporation, Calvert Asset Management Company, Inc. and NYLIAC, as amended - previously filed as Exhibit 1.(9)(b)(1) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).

     (c) Participation Agreement among The Alger American Fund, Fred Alger and Company, Incorporated and NYLIAC -previously filed as Exhibit 1.(9)(b)(2) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).

     (d) Participation Agreement between Janus Aspen Series and NYLIAC - previously filed as Exhibit 1.(9)(b)(3) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).

     (e) Participation Agreement among Morgan Stanley Universal Funds, Inc., Morgan Stanley Asset Management Inc. and NYLIAC - previously filed as
          Exhibit 1.(9)(b)(4) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).

     (f) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and NYLIAC - previously filed as
          Exhibit 1.(9)(b)(5) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 07617).

     (g) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and NYLIAC - previously filed as
          Exhibit 1.(9)(b)(6) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333- 07617).

(9)  Opinion and Consent of Robert J. Hebron, Esq. - filed herewith.

(10) (a)  Consent of Price Waterhouse, LLP - filed herewith.


     (b) Powers of Attorney for the Directors and Officers of NYLIAC - previously filed as Exhibit 1.(9)(c) to Pre-Effective Amendment No. 2 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617) for the following:


          Jay S. Calhoun, Vice President, Treasurer and Director (Principal
            Financial Officer)

          Richard M. Kernan, Jr., Director


          Robert D. Rock, Senior Vice President and Director


          Frederick J. Sievert, Executive Vice President and Director

          Stephen N. Steinig, Senior Vice President, Chief Actuary and Director

          Seymour Sternberg, President and Director (Principal Executive
            Officer)



     (c) Power of Attorney for Maryann L. Ingenito, Vice President and Controller (Principal Accounting Officer) - previously filed as
          Exhibit 1.(9)(d) to Pre-Effective Amendment No. 1 to the registration statement on Form S-6 for NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I (File No. 333-07617).


(11) Not applicable.

(12) Not applicable.

(13) Not applicable.

(14) Financial Data Schedule - filed herewith.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

     The business address of each director and officer of NYLIAC is 51 Madison Avenue, New York, NY 10010.


      Directors:
      ---------
         Jay S. Calhoun               Vice President and Treasurer
         Richard M. Kernan, Jr.
         Robert D. Rock               Senior Vice President
         Frederick J. Sievert         Executive Vice President
         Stephen N. Steinig           Senior Vice President and Chief Actuary
         Seymour Sternberg            President

      Officers:
      --------
        Seymour Sternberg             President
        Frederick J. Sievert          President
        Michael Callahan              Senior Vice President
        Marc J. Chalfin               Senior Vice President
        Michael Gallo                 Senior Vice President
        Solomon Goldfinger            Senior Vice President
        Phillip J. Hildebrand         Senior Vice President
        Jean E. Hoysradt              Senior Vice President
        Robert Hynes                  Senior Vice President
        Gerald Kaplan                 Senior Vice President and Tax Counsel
        Paul Morris                   Senior Vice President
        Frank J. Ollari               Senior Vice President
        Robert D. Rock                Senior Vice President
        Stephen N. Steinig            Senior Vice President and Chief Actuary
        Jay S. Calhoun                Vice President and Treasurer
        Ralph P. Casale               Vice President
        William Y. Cheng              Vice President
        Patrick Colloton              Vice President
        Henry Ciapas                  Vice President
        John A. Cullen                Vice President and Assistant Controller
        Melvin J. Feinberg            Vice President
        Jane L. Hamrick               Vice President and Actuary
        Celia M. Holtzberg            Vice President
        Maryann L. Ingenito           Vice President and Controller
        Himi L. Kittner               Vice President
        David J. Krystel              Vice President
        Thomas S. McArdle             Vice President
        Daniel J. McKillop            Vice President
        John R. Meyer                 Vice President
        Michael M. Oleske             Vice President and Associate Tax Counsel
        Lawrence R. Stoehr            Vice President
        Thomas J. Warga               Vice President and General Auditor
        Richard W. Zuccaro            Vice President and Assistant Controller
        George J. Trapp               Secretary

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT


   The Depositor, NYLIAC, is a wholly-owned subsidiary of New York Life Insurance Company ("New York Life"). The Registrant is a segregated asset account of NYLIAC. The following chart indicates persons presumed to be controlled by New York Life(+), unless otherwise indicated. Subsidiaries of other subsidiaries are indented accordingly, and ownership is 100% unless otherwise indicated.



                                                                  Jurisdiction of           Percent of Voting
Name                                                                Organization            Securities Owned
----                                                              ---------------           -----------------

Aegis Technologies, Inc.(1)                                           Delaware

MainStay Institutional Funds Inc.(2) (formerly New York Life          Maryland
    Institutional Funds, Inc.)[open end investment company]

MainStay VP Series Fund, Inc.(3)                                      Maryland

New York Life Fund, Inc.(3)                                           New York

New York Life Insurance and Annuity Corporation                       Delaware                      100%

New York Life Irrevocable Trust of 1996(4)                            New York                      N/A

NYLIFE Inc.                                                           New York                      100%
   Eagle Strategies Corp.
   Greystone Realty Corporation                                       Delaware
      Greystone Realty Management, Inc.                               Delaware
   MacKay-Shields Financial Corporation                               Delaware
   MainStay Shareholder Services Inc.                                 Delaware
   MSC Holding, Inc. (formerly Magnus Software                        Georgia
      Corporation)(85.43%)
   Monitor Capital Advisors, Inc.                                     Delaware
   New York Life Benefit Services, Inc.                               Massachussetts
      ADQ Insurance Agency, Inc.                                      Massachussetts
   New York Life Capital Corporation                                  Delaware
   New York Life International Investment Inc.                        Delaware
      Monetary Research Ltd.                                          Bermuda
      NYL Management Limited (formerly Quorum Capital                 United Kingdom
         Management Limited)
   New York Life Worldwide Holding, Inc.                              Delaware


------------------------------------
(+) By including the indicated corporations in this list, New York Life is not stating or admitting that said corporations are under its actual control; rather, these corporations are listed here to ensure full compliance with the requirements of this Form N-4.
--------

     (1) A Certificate of Dissolution was filed for this Company on April 9, 1996. Pursuant to Delaware law, the Company's existence is "continued" for a period of three years following dissolution for purposes of winding up. Therefore, this Company is included here for informational purposes only.

     (2) This entity is an unaffiliated registered investment company as to which New York Life and/or its subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

     (3) New York Life serves as investment adviser to these entities, the shares of which are held of record by separate accounts of New York Life (in the case of New York Life Fund, Inc.) and New York Life Insurance and Annuity Corporation ("NYLIAC") (for MainStay VP Series Fund, Inc.). New York Life disclaims any beneficial ownership and control of these entities. New York Life and NYLIAC as depositor of said separate accounts have agreed to vote their shares as to matters covered in the proxy statements in accordance with voting instructions received from holders of variable annuity and variable life insurance policies at the shareholders meeting of these entities. They are not subsidiaries of New York Life but are included here for informational purposes only.

     (4) An unaffiliated trust formed solely for the purpose of holding shares of New York Life Settlement Corporation. It is not a subsidiary of New York Life but is included here for informational purposes only.

[NYLIFE Inc. entry continued]


      New York Life Worldwide Capital, Inc.                    Delaware
      New York Life Worldwide Development, Inc.                Delaware
      New York Life Worldwide (Bermuda) Ltd.                   Bermuda
      New York Life Insurance Worldwide Ltd.                   Bermuda
      New York Life (U.K.) Limited (5) (99.97%)                United Kingdom
         Life Assurance Holding Corporation Limited (31.25%)   United Kingdom
            Windsor Life Assurance Company Limited             United Kingdom
               Gresham Life Assurance Society Limited          United Kingdom
         Windsor Construction Company Limited                  United Kingdom
         Japan Gamma Asset Management Limited (6) (33.345%)    Japan
      KOHAP New York Life Insurance Ltd. (51%)                 South Korea
      P.T. Asuransi Jiwa Sewu-New York Life (50.2%)            Indonesia
      GEO New York Life, S.A. (49%)                            Mexico
   NYL Trust Company                                           New York
   NYLCO, Inc.                                                 New York
   NYLICO Inc. (formerly New York Life Capital Corp.)          New York
   NYLIFE Administration Corp. (doing business as NYLACOR)     Texas
   NYLIFE Depositary Corporation                               Delaware
      NYLIFE Structured Asset Management Company               Texas
             Ltd. (16.67%; NYLIFE SFD Holding Inc. owns the
             remaining 83.33%)
   NYLIFE Distributors Inc.                                    Delaware
   NYLIFE Equity Inc.                                          Delaware
   NYLIFE Funding Inc.                                         Delaware
   NYLIFE HealthCare Management, Inc.                          Delaware
      Express Scripts, Inc. (46.3% of total combined stock     Delaware
             and 89.6% of the voting rights)
         Great Plains Reinsurance Company                      Arizona
         Practice Patterns Science, Inc.                       Delaware
         ESI Canada Holdings, Inc.                             Canada
            ESI Canada, Inc.                                   Canada
         Express Scripts Vision Corporation                    Delaware
         IVTx of Houston, Inc.                                 Texas
         IVTx of Dallas, Inc.                                  Texas
         PhyNet, Inc.                                          Delaware
      NYLCare Health Plans, Inc. (formerly Sanus Corp.
            Health Systems)                                    Delaware

         New York Life and Health Insurance Company            Delaware
         Avanti Corporate Health Systems, Inc.                 Delaware
         Avanti Health Systems, Inc.                           Texas
            Avanti of the District, Inc.                       Maryland
            Avanti of Illinois, Inc.                           Illinois
            Avanti of New York, Inc.                           New York
            Avanti of New Jersey, Inc.                         New Jersey
         NYLCare Health Plans of the Mid-Atlantic, Inc.        Maryland
            (formerly HealthPlus, Inc.) (80%; Physicians
            Health Services Foundation, Inc. owns 20%)
            Physicians Health Services Foundation, Inc.        Maryland


--------

     (5) One share was given to a Nominee as required by British law.

     (6) Based on the percentage of ownership as well as the lack of "control" by New York Life, this entity is not considered a subsidiary of New York Life but is included here for informational purposes only.

[NYLIFE Inc. entry continued]


         Lonestar Holding Co.                                         Delaware
            Lone Star Health Plan, Inc. (90%; NYLCare                 Texas
                  Health Plans, Inc. owns 10%)
               NYLCare Health Plans of the Gulf Coast, Inc.           Texas
                   (formerly Sanus Health Plan, Inc.)
         Prime Provider Corp.                                         New York
            Prime Provider Corp. of Texas                             Texas
         NYLCare of Connecticut, Inc. (formerly Sanus of              Connecticut
            Connecticut, Inc.)
         Sanus Dental Plan of New Jersey, Inc.                        New Jersey
         NYLCare Dental Plans of the Southwest, Inc.                  Texas
             (formerly Sanus Dental Plan of Texas, Inc.)
         NYLCare Health Plans of New York, Inc. (formerly             New York
            Sanus Health Plan of Greater New York, Inc.)
         NYLCare Health Plans of Connecticut, Inc.                    Connecticut
            (formerly Sanus Health Plan of Connecticut, Inc.)
         NYLCare Health Plans of the Midwest, Inc.                    Illinois
            (formerly Sanus Health Plan of Illinois, Inc.)
         NYLCare Health Plans of New Jersey, Inc.                     New Jersey
            (formerly Sanus Health Plan of New Jersey, Inc.)
         NYLCare of Texas, Inc. (formerly Sanus of Texas, Inc.)       Texas
            NYLCare Passport PPO of the Southwest, Inc.               Texas
               (formerly Sanus Preferred Physicians, Inc.)
         NYLCare Preferred Services, Inc. (formerly Sanus             Maryland
            Preferred Services, Inc.)
         Sanus Preferred Providers West, Inc.                         California
         Sanus Preferred Services of Illinois, Inc.                   Illinois
         NYLCare Health Plans of the Southwest, Inc.                  Texas
            (formerly Sanus Texas Health Plan, Inc.)
         WellPath of Arizona Reinsurance Company                      Arizona
            (formerly Sanus Reinsurance Company)
         NYLCare Health Plans of Louisiana, Inc.                      Louisiana
            (formerly Sanus Louisiana Health Plan, Inc.)
            (99.8%; Patrick D. Seiter and E. L. Henry each
            own .1% of the remaining stocks)
         NYLCare of New England, Inc. (formerly Sanus of              Delaware
            Maine, Inc.)
         Sanus - Northeast, Inc.                                      Delaware
         NYLCare HealthPlans of Maine, Inc.                           Maine
         NYLCare NC Holdings, Inc.                                    Delaware
            WellPath Community Health Plans, L.L.C. (50%;             North Carolina
                  Duke Medical Strategies, Inc. owns
                  remaining 50%)
               WPCHP Holdings, Inc. (formerly                         Delaware
                   Sanus-New England, Inc.)
               WellPath Preferred Services, L.L.C. (99%;              North Carolina
                   WPCHP Holdings, Inc. owns other 1%)
               WellPath Select Holdings, L.L.C. (99%;                 North Carolina
                  WPCHP Holdings, Inc. owns other 1%)
         WellPath of Carolina, Inc. (formerly Sanus of North          Delaware
             Carolina, Inc.)
         WellPath Select, Inc. (formerly WellPath Community           North Carolina
            Health Plans, Inc.)
         Sanus of New York and New Jersey, Inc.                       New York
         NYLCare Health Plans of Pennsylvania, Inc. (formerly         Pennsylvania

[NYLIFE Inc. entry continued]


            Sanus Health Plans of Pennsylvania, Inc.)
         Docservco, Inc.                                            New York
         The ETHIX Corporation                                      Delaware
            ETHIX Great Lakes, Inc.                                 Michigan
            ETHIX Mid-Atlantic, Inc.                                Pennsylvania
               PriMed, Inc.                                         New Jersey
            ETHIX Midlands, Inc.                                    Delaware
            ETHIX Mid-Rivers, Inc.                                  Missouri
            ETHIX Northwest Public Services, Inc.                   Washington
            ETHIX Northwest, Inc.                                   Washington
               NYLCare Health Plans Northwest, Inc.                 Washington
                  (formerly NYLCare Plus, Inc.)
            ETHIX Pacific, Inc.                                     Oregon
            ETHIX Risk Management, Inc.                             Oregon
            ETHIX Southeast, Inc.                                   North Carolina
            ETHIX Southwest, Inc.                                   Texas
         Benefit Panel Services, Inc. (33 1/3% owned by             California
               MassMutual Holding Company Two
               MSC, Inc. and 33 1/3% owned by Anthem
               Companies, Inc.)
            VivaHealth, Incorporated                                California
         One Liberty Plaza Holdings, Inc.                           Delaware
   NYLIFE Realty Inc.                                               Delaware
      CNP Realty Investments, Inc.                                  Delaware
   NYLIFE Refinery Inc.                                             Delaware
   NYLIFE Resources Inc.                                            Delaware
   NYLIFE Securities Inc.                                           New York
   NYLIFE SFD Holding Inc. (formerly NAFCO Inc.)                    Delaware
      NYLIFE Structured Asset Management Company, Ltd.              Texas
         (83.33%; NYLIFE Depositary Corp. owns the
             remaining 16.67%)
   NYLINK Insurance Agency Incorporated                             Delaware
      NYLINK Insurance Agency of Alabama, Incorporated              Alabama
      NYLINK Insurance Agency of New Mexico, Incorporated           New Mexico
   NYLTEMPS Inc.                                                    Delaware
NYLIFE Insurance Company of Arizona                                 Arizona                   100%

The MainStay Funds(7) (formerly MacKay-Shields MainStay Series   Massachussetts
  Fund)[open end investment company]



--------



     (7) This entity is an unaffiliated registered investment company for which New York Life subsidiaries perform investment management, administrative, distribution and underwriting services. It is not a subsidiary of New York Life but is included here for informational purposes only.

ITEM 27. NUMBER OF CONTRACTOWNERS


     As of March 31, 1997, there were approximately 32,023 owners of Qualified Policies offered under NYLIAC Variable Annuity Separate Account-II.



ITEM 28. INDEMNIFICATION

     Reference is made to Article VIII of the Depositor's By-Laws.

     New York Life maintains Directors and Officers Liability/Company Reimbursement ("D&O") insurance which covers directors, officers and trustees of New York Life, its subsidiaries, and its subsidiaries and certain affiliates including the Depositor while acting in their capacity as such. The total annual aggregate of D&O coverage is $100 million applicable to all insureds under the D&O policies. There is no assurance that such coverage will be maintained by New York Life or for the Depositor in the future as, in the past, there have been large variances in the availability of D&O insurance for financial institutions.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Investment companies (other than the Registrant) for which NYLIFE Distributors Inc. is currently acting as underwriter:

           NYLIAC Corporate Sponsored Variable Universal Life Separate Account-I NYLIAC MFA Separate Account-I
           NYLIAC MFA Separate Account-II
           NYLIAC Variable Annuity Separate Account-I
           NYLIAC Variable Annuity Separate Account-III
           NYLIAC Variable Universal Life Separate Account-I
           NYLIAC Variable Universal Life Separate Account-II
           NYLIAC VLI Separate Account

      (b) Directors and Officers.


The business address of each director and officer of NYLIFE Distributors Inc. is 300 Interpace Parkway, Parsippany, New Jersey, 07054.



      Names of Directors and Officers                 Positions and Offices with Underwriter
      -------------------------------                 --------------------------------------
      Frank M. Boccio                                  Director
      Jefferson C. Boyce                               Director, President and Chief Executive Officer
      Robert E. Brady                                  Director and Vice President
      Michael G. Gallo                                 Director
      Phillip J. Hildebrand                            Director
      Alice T. Kane                                    Director
      Robert D. Rock                                   Director

      Walter W. Ubl                      Director and Senior Vice President
      Thomas J. Warga                    Senior Vice President and General Auditor
      Richard W. Zuccaro                 Tax Vice President
      Robert E. Brady                    Vice President
      Jay S. Calhoun                     Vice President and Treasurer
      David J. Krystel                   Vice President
      Linda M. Livornese                 Vice President
      John H. O'Byrne                    Vice President and Chief Compliance Officer
      Frank Mistero                      Vice President
      Anthony W. Polis                   Vice President and Chief Financial Officer
      Louis H. Adasse                    Corporate Vice President
      Paul C. Miller                     Corporate Vice President
      Thomas J. Murray                   Corporate Vice President
      Phyllis Zwarick                    Corporate Vice President
      Arphielia Arizmendi                Assistant Vice President
      Antoinette B. Cirillo              Assistant Vice President
      George R. Daoust                   Assistant Vice President
      Geraldine Lorito                   Assistant Vice President
      Nancy Brenner                      Secretary
      Mark A. Gomez                      Assistant Secretary


(c) Commissions and Other Compensation


     Name of       New Underwriting   Compensation on
    Principal       Discounts and       Redemption or     Brokerage
   Underwriter       Commissions        Annuitization     Commission     Compensation
   -----------     ----------------   ---------------     ----------     ------------
NYLIFE
Distributors Inc.        -0-                 -0-              -0-             -0-

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

   All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by NYLIAC at its home office, 51 Madison Avenue, Room 0150, New York, New York 10010; New York Life - Records Division, 110 Cokesbury Road, Lebanon, New Jersey 08833 and with Iron Mountain Records Management, Inc. at both 8 Neptune Drive, Poughkeepsie, New York 12601 and Route 9W South, Port Ewen, New York 12466-0477.

ITEM 31.  MANAGEMENT SERVICES - Not applicable.


ITEM 32.  UNDERTAKINGS - Not applicable.





    REPRESENTATION AS TO THE REASONABLENESS OF AGGREGATE FEES AND CHARGES


   New York Life Insurance and Annuity Corporation ("NYLIAC"), the sponsoring insurance company of the NYLIAC Variable Annuity Separate Account-II, hereby represents that the fees and charges deducted under the NYLIAC Individual Flexible Premium Multi-Funded Variable Retirement Annuity Policies are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by NYLIAC.



SECTION 403(b) REPRESENTATIONS

   Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to the Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City and State of New York on this 25th day of April, 1997.


                                          NYLIAC VARIABLE ANNUITY
                                          SEPARATE ACCOUNT-II
                                                (Registrant)



                                          By /s/ David J. Krystel

                                             ----------------------
                                                   David J. Krystel
                                                   Vice President


                                          NEW YORK LIFE INSURANCE AND
                                          ANNUITY CORPORATION
                                                  (Depositor)


                                          By /s/ David J. Krystel

                                             ----------------------
                                                 David J. Krystel
                                                 Vice President


As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


  Jay S. Calhoun*             Vice President, Treasurer and Director (Principal
                              Financial Officer)

  Maryann L. Ingenito*        Vice President and Controller (Principal
                              Accounting Officer)

  Richard M. Kernan, Jr.*     Director

  Robert D. Rock*             Senior Vice President and Director

  Frederick J. Sievert*       Executive Vice President and Director

  Stephen N. Steinig*         Senior Vice President, Chief Actuary and Director

  Seymour Sternberg*          President and Director (Principal Executive
                              Officer)



*By /s/ David J. Krystel
    -----------------------------
        David J. Krystel
        Attorney-in-Fact

        April 25, 1997

                                EXHIBIT INDEX

Exhibit
Number            Description
-------           -----------
(9)         Opinion and Consent of Robert J. Hebron, Esq.

(10)(a)     Consent of Price Waterhouse, LLP

(14)        Financial Data Schedule